File No. 333-164075

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 9

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No.11

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

ONcore Lite III

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •1-888-925-6446

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. We may restrict the availability of this contract to certain broker-dealers. The Ohio National Life Insurance (“Ohio National Life”) issues the contract. This contract is not available in all states. Certain features may vary by broker-dealer.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2012. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May1, 2012

Form 8565	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein L.P.
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(SM) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Markets Navigator Fund	Goldman Sachs Asset Management, L.P.

Form 8565	2

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Advisors, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust(SM) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)
TOPS™ Protected Balanced ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Moderate Growth ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Growth ETF Portfolio(1)	(Milliman, Inc.)
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

Form 8565	3

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 8565	4

Form 8565	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the 8% annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus, and 5% GMDBR80 Plus are the GMDB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the Joint GLWB (2011) and Joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Form 8565	6

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8565	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract.(1) The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds)(2). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (generally a percentage of your total purchase payments minus all previous withdrawals)(3)	1st	8%
	2nd	7%
	3rd	6%
	4th	6%
	5th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)
Mortality and Expense Risk Charge	1.35%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.60%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
Premium Protection Plus or Joint Premium Protection Plus death benefit (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
5% GMDBR80 Plus	0.45% of the optional death benefit amounts
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary

GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary

GLWB Plus (currently 0.95%)	2.00% of the GLWB Base (maximum charge)

Joint GLWB Plus (currently 1.25%)	2.50% of the GLWB Base (maximum charge)

GLWB (2012) (currently 1.05%)	2.10% of the GLWB Base (maximum charge)

Form 8565	8

Joint GLWB (2012) (currently 1.35%)	2.70% of the GLWB Base (maximum charge)

GPP (2012) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)

GPP	0.55% of your average annual guaranteed principal amount

GLWB (2011)(4)* (currently 0.95%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB (2011) (4)* (currently 1.20%)	2.40% of the GLWB Base (maximum charge)
GLWB(4)* (currently 0.95%)	2.00% of the GLWB base (maximum charge)
Joint GLWB(4)* (currently 1.05%)	2.00% of the GLWB base (maximum charge)

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.35%
Account Expense Charge	0.25%

Subtotal	1.60%
Joint Premium Protection Plus death benefit	0.90%
Joint GLWB (2012)	2.70%

Maximum Possible Total Separate Account Expenses:	5.20	%(5)

(1)	The expenses reflected below are from the period ended December 31, 2011.
(2)

Some of the Funds available are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include the total fees and expenses of the Fund of Funds, including the acquired fund fees and expenses of such Fund of Funds.

(3)

The percentage varies with the number of years from purchase payments to which values relate. See the “Surrender Charge” provision for additional information. The surrender charge may also be called a Contingent Deferred Sales Charge.

(4)	No longer available for purchase. Last available purchase date depends on the state of contract issue. See your representative for more information.
(5)

Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
GLWB or Joint GLWB riders	Any other rider except the annual stepped-up death benefit
GLWB (2011) or Joint GLWB (2011)	Any other rider except the annual stepped-up death benefit, Premium Protection, or Premium Protection Plus
GLWB (2012) or Joint GLWB (2012)	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, or deferral credit with age requirement
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit without age requirements or 8 year GPP with GLWB

Please carefully review the rider descriptions later in this prospectus.

Form 8565	9

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2011 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	3.37%

(1)

Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,610	$3,350	$4,915	$11,137

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$887	$2,802	$4,915	$11,137

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,307	$2,450	$3,442	$8,332

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$586	$1,908	$3,442	$8,332

Form 8565	10

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 28, 2010. Since then, the following changes have been made to available Funds:

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $30.6 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

Form 8565	11

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Form 8565	12

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Form 8565	13

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchase, or to be purchase in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP rider requires all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GLWB (2011), Joint GLWB (2011), GLWB and Joint GLWB riders require all your variable account values to be in Asset Allocation Models 2, 3 or 4 or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

Form 8565	14

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GLWB (2011), Joint GLWB (2011), GLWB and Joint GLWB riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National Life, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

•	Model 5: Growth (investment objective — high growth in asset values)

Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

Form 8565	15

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own the GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

•	We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do no opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•

We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•

ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, you opt out by the deadline and do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you select the GLWB (2012), Joint GLWB (2012), GLWB (2011) or Joint GLWB (2011) or selected GLWB or Joint GLWB rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

The Fixed Accumulation Account is not an available investment option with the GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB rider. See “Fixed Accumulation Account” for more details about the Fixed Accumulation Account.

Your purchase payments and Contract Value must be allocated in compliance with either (a) or (b):

(a)

100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)	(i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

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The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust PIMCO Real Return Portfolio PIMCO Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Income Opportunity Portfolio

U.S. Equity Portfolio

Target VIP Portfolio

Target Equity/Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio

VIP Growth Portfolio

VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Franklin Flex Cap Growth Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Markets Navigator Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Equity Income Builder Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio

Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

Northern Lights Variable Trust

TOPS™ Protected Balanced ETF Portfolio

TOPS™ Protected Moderate Growth ETF Portfolio

TOPS™ Protected Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

Form 8565	17

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Worldwide Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Millennium Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

If you select the GLWB Plus, Joint GLWB Plus or GPP (2012) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) and (b):

(a)	at least 50% must be allocated to investment options included in Category 1; and

(b)	no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you select the GLWB Plus, Joint GLWB Plus or GPP (2012) are:

INVESTMENT OPTIONS

CATEGORY 1	Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio TOPS™ Protected Moderate Growth ETF Portfolio TOPS™ Protected Growth ETF Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Markets Navigator Fund

Lazard Retirement Series

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason Dynamic Multi-Strategy VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 8565	18

You may allocate purchase payments to the Enhanced dollar-cost averaging (“DCA”) account and transfer amounts out of the account in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•	If you have purchased the GLWB or Joint GLWB, your rider will be cancelled if you violate the restrictions.

•

If you have purchased the GLWB (2012), GLWB Plus or GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

•

If you have purchased the Joint GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider or the Joint Premium Protection Plus death benefit rider, it will also be cancelled.

•	If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders,” “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders” and “Optional Guaranteed Principal Protection (‘GPP’)” for details.

Form 8565	19

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you notice of any contract change and amend this prospectus as applicable.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of the Annual Contract Fee after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Lifetime Annuity Period” provision in the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

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Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.80% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	8%
2nd	7%
3rd	6%
4th	6%
5th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

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Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.35% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.35% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.35%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.75% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (currently 0.45%)	0.90 (maximum charge	% )
5% GMDBR80 Plus	0.45%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (currently 0.45%)	0.90 (maximum charge	% )
GPP	0.55%

Form 8565	22

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Plus (currently 0.95%)	2.00 (maximum charge	% )
Joint GLWB Plus (currently 1.25%)	2.50 (maximum charge	% )
GLWB (2012) (currently 1.05%)	2.10 (maximum charge	% )
Joint GLWB (2012) (currently 1.35%)	2.70 (maximum charge	% )
GLWB (2011) (No longer available for purchase.) (currently 0.95%)	2.00 (maximum charge	% )
Joint GLWB (2011) (No longer available for purchase.) (currently 1.20%)	2.40 (maximum charge	% )
GLWB (No longer available for purchase.) (currently 0.95%)	2.00 (maximum charge	% )
Joint GLWB (No longer available for purchase.) (currently 1.05%)	2.00 (maximum charge	% )

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Money Market Portfolio. On the

Form 8565	23

next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

We currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)	for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)	for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, GLWB (2011) or Joint GLWB (2011). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

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You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans as discussed in “Qualified Pension or Profit-Sharing Plans”. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

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If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2)

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Lifetime Annuity Period” provision in the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

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We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

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Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at1-888-925-6446, or by accessing our web site at www.ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account. We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

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Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before your 80th birthday; and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

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Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-888-925-6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide 30 days written notice to their last known address stating that the Proceeds will be equally distributed to the other beneficiaries. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)

Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2)

Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

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If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2011), GLWB (2012) or GLWB Plus riders described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except one of the GLWB (2011), GLWB (2012), GLWB Plus, either deferral credit rider or, if you have the GLWB Plus, the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB (2011), GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000

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withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59 1/2, so any withdrawal before the annuitant is 59 1/2 is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

•	your contract terminates according to its terms (unless otherwise provided in this rider);

•	your GMDB amount is reduced to zero;

•	your Contract Value goes to zero because of an excess withdrawal;

•	your GLWB rider terminates;

•	you annuitize your contract;

•	the annuitant dies, except in the case of spousal continuation; or

•	you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation.

Since you may have the Premium Protection rider only if you have the GLWB (2011), GLWB (2012) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note

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that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except one of the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus.

Allowable annual withdrawals begin under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus riders when the youngest Participating Spouse reaches 59 1/2, so any withdrawal before the youngest Participating Spouse is 59 1/2 (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59 1/2 years old. (Please see the description of the Joint GLWB (2011), Joint GLWB (2012), and Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, we offer the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract is issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2011), GLWB (2012) or GLWB Plus riders described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2011), GLWB (2012), GLWB Plus, either deferral credit rider or, if you have the GLWB Plus, the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary,

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the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without the reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59 1/2, so any withdrawal before the annuitant is 59 1/2 is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

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Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

•	your contract terminates according to its terms (unless otherwise provided in this rider);

•	your GMDB amount is reduced to zero;

•	your Contract Value goes to zero because of an excess withdrawal;

•	you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•	your GLWB rider terminates;

•	you annuitize your contract;

•	the annuitant dies, except in the case of spousal continuation; or

•	you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2011), GLWB (2012) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

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The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus.

Allowable annual withdrawals begin under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus rider when the youngest Participating Spouse reaches 59 1/2, so any withdrawal before the youngest Participating Spouse is 59 1/2 (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59 1/2 years old. (Please see the description of the Joint GLWB (2011), Joint GLWB (2012) and Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus at the time the contract is issued. You cannot purchase this rider once the annuitant is 76 years old.

With the 5% GMDBR80 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80, at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount.

Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

•

40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

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Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

•       Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

•       Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

•       Stops accumulating at contract anniversary after annuitant’s 85th birthday.

•       Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

Premium Protection (Single Life)

•       Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

•       Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB (2011), GLWB (2012) or GLWB Plus.

•       Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB (2011), GLWB (2012) or GLWB Plus.

•       Continues if Contract Value is reduced to zero.

•       Cannot purchase once the annuitant is 76.

•       Sold only in conjunction with GLWB (2011), GLWB (2012) or GLWB Plus.

		Those who want to ensure, through the GLWB (2011), GLWB (2012) or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

Premium Protection (Joint Lives)	• Like Premium Protection except for the following: • Sold only in conjunction with Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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Premium Protection Plus (Single Life)

•       Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

•       Not reduced for annual withdrawals that do not exceed the allowable withdrawals under the GLWB (2011), GLWB (2012) or GLWB Plus until the contract anniversary after the annuitant is 85; reduced dollar for dollar thereafter.

•       Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB (2011), GLWB (2012) or GLWB Plus.

•       Steps up to Contract Value, if higher, on the seventh contract anniversary.

•       Cannot purchase once the annuitant is 71.

•       Sold only in conjunction with GLWB (2011), GLWB (2012) or GLWB Plus.

		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.90% (maximum) 0.45% (current)

Premium Protection Plus (Joint Lives)	• Like Premium Protection Plus except for the following: • Sold only in conjunction with Joint GLWB (2011), Joint GLWB (2012) or Joint GLWB Plus.	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.90% (maximum) 0.45% (current)

5% GMDBR80 Plus

•       Guarantees 5% annual rate of return on the death benefit, up to two times the purchase payments.

•       Accumulates purchase payments at 5% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 5%).

•       Adjusted dollar-for-dollar on annual withdrawals up to 5% of the guaranteed minimum death benefit amount.

•       Stops accumulating at contract anniversary after annuitant’s 80(th) birthday.

•       Cannot purchase once the annuitant is 76.

		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

GEB

•       Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•       Benefit will never exceed $1,000,000.

•       Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)

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GEB Plus

•       Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•       Benefit will never exceed $1,000,000.

•       Cannot purchase once the annuitant is 76 years old.

	Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

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Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

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Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB riders.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

In those states where permitted, we offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

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With the GPP (2012), you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. Not all of the riders may be available in all states. Once the GLWB (2011) or Joint GLWB (2011) is available for issue, the GLWB and Joint GLWB are not available. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59 1/2. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB (2012) and GLWB Plus

In those states where permitted, we offer the GLWB Plus rider when you apply for the contract. The GLWB (2012) rider is not available for purchase on or after May 1, 2012. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not have the GLWB (2012) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit or one of the deferral credit riders. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, one of the deferral credit riders or the 8-year guaranteed principal protection rider. You may not purchase the GLWB Plus rider once the annuitant is 86 years old. If the GLWB Plus is available, you may not purchase the GLWB (2011).

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB (2012) or GLWB Plus riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2012) and GLWB Plus riders, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase

Form 8565	42

payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2012) or GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2012) or GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2012) or GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2012) and GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c)	8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Plus on new contracts issued in the future.

Deferral Credit Rider.

We will issue a deferral credit rider, at no charge, with the GLWB (2012) or GLWB Plus at the time the riders are issued. For contracts applied for before May 1, 2012, if you purchased the GLWB Plus, we will issue a deferral credit rider without age requirements. With this rider, if you take no withdrawals in the first ten contract years the GLWB Plus rider is in effect, we guarantee that your GLWB base on your tenth rider anniversary will be at least:

(a)

200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments (excluding any extra credits, if applicable) made in the first contract year the rider is in effect, plus

(b)	any net purchase payments (excluding any extra credits, if applicable) made in the second through tenth years; plus

(c)	any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments (excluding any extra credits, if applicable) made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we

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guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider without age requirements.

If you applied for your contract on or after May 1, 2012 and purchase the GLWB Plus or if you purchased the GLWB (2012), we will issue a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus or Joint GLWB (2012)) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a)	200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any net purchase payments made after the first contract year the rider is in effect; plus

(c)	any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2012) or GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2012) and GLWB Plus riders begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

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Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB (2012) or GLWB Plus riders without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB (2012) rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. The maximum annual withdrawal percentages for the GLWB Plus for riders applied for on or after May 1, 2012 are:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4.25%
65 to 74	5.25%
75 to 79	6%
80 to 84	6.5%
85+	7%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

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You may withdraw the maximum annual withdrawal amount under the GLWB (2012) or GLWB Plus rider without a surrender chargeeven if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB (2012) or the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix C for a detailed example of how the annual credit base and withdrawals work with the GLWB (2012) and GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2012) or GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2012) or GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 1/2. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

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With the GLWB (2012) or GLWB Plus rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2012) or GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you have the GLWB (2012) rider, there is an annual charge of 1.05% of the GLWB base. If you choose the GLWB Plus rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2012) or GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2012) or GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB (2012), we guarantee the new charge will not exceed 2.10% of the GLWB base. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2012) or GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2012) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

The investment restrictions with the GLWB (2012) provide many more choices of investment options for you to allocate your purchase payments and contract value among than the investment restrictions with the GLWB Plus. The investment options with the GLWB (2012) offer the potential for more variability in their returns, either higher or lower, than one would expect for a similar investment option with the GLWB Plus. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

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Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 30 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 30 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB (2012) or GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2012) or GLWB Plus.

Termination.

The GLWB (2012) and GLWB Plus riders will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2012) and GLWB Plus riders will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB (2012) or GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you have the GLWB (2012) or GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2012) or GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or on or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59 1/2.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) and Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

In those states where permitted, we offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) rider (“Joint GLWB (2012)”) is not available for purchase on or after May 1, 2012. The Joint GLWB (2012) and the Joint GLWB Plus differ from the GLWB (2012) and GLWB Plus, respectively, since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in the Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2012) or Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2 for the lifetime of you and your spouse. The Joint GLWB (2012) or Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2012) and Joint GLWB Plus differ from electing spousal continuation under the GLWB (2012) and GLWB Plus, respectively, because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2012) or Joint GLWB Plus. The Joint GLWB (2012) has a higher charge than the GLWB (2012), and the Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB (2012) and the Joint GLWB Plus riders are the same as the GLWB (2012) and GLWB Plus riders, respectively, except as described below.

The Joint GLWB (2012) or Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB (2012) or GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•	when a Participating Spouse dies;

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•	when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

•	if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

•	if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB (2012) or Joint GLWB Plus rider.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. The maximum annual withdrawal percentages for the Joint GLWB Plus for riders applied for on or after May 1, 2012 are:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

For Joint GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4.25%
65 to 74	5.25%
75 to 79	6%
80 to 84	6.5%
85+	7%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

Under the Joint GLWB (2012) or Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59 1/2 years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2012) or Joint GLWB Plus rider until the youngest Participating Spouse becomes 59 1/2. Please carefully consider whether the Joint GLWB (2012) or Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you have the Joint GLWB (2012) rider, there is an annual charge of 1.35% of the GLWB base. If you choose the Joint GLWB Plus rider, there is an annual charge of 1.25% of the GLWB base. We may increase the charge for the Joint GLWB (2012) or Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.70% of the GLWB base for the Joint GLWB (2012) and 2.50% of the GLWB base for the Joint GLWB Plus.

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If we are required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB (2012) or Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such couples or partners from buying the Joint GLWB (2012) or Joint GLWB Plus rider versus the GLWB (2012) or GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59 1/2 years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2012) or Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2 and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB (2011)

In those states where permitted, we may offer the GLWB (2011) rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB (2011) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, or Premium Protection Plus death benefit on your contract. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB (2011) rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2011) rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

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GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2011).

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2011) will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2011) rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2011), there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c)	8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit.

If you take no withdrawals in the first ten contract years the GLWB (2011) rider is in effect, we guarantee that your GLWB base on your tenth GLWB (2011) rider anniversary will be at least:

(a)	200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any net purchase payments made in the second through tenth years; plus

(c)	any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

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Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may annually withdraw under the GLWB (2011) rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

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Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2011) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

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You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2011) rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2011) rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving a lifetime annuity on the first day of the month following the contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 1/2. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2011) rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2011) rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

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You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB (2011) rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2011) rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2011) rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2011) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2011).

Termination.

The GLWB (2011) rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in this rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2011) rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB rider. If you choose the GLWB (2011), it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2011) rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59 1/2.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2011)

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit rider (Joint Life) (“Joint GLWB (2011)”) at the time the contract is issued. The Joint GLWB (2011) differs from the GLWB (2011) since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2011) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2 for the lifetime of you and your spouse. The Joint GLWB (2011) rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2011) differs from electing spousal continuation under the GLWB (2011) because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2011). The Joint GLWB (2011) has a higher charge than the GLWB (2011).

We may, at our sole option, offer the Joint GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB (2011) rider is the same as the GLWB (2011) rider except as described below.

The Joint GLWB (2011) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•	when a Participating Spouse dies;

•	when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

•	if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

•	if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

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Please note that if one of the spouses ceases to be a Participating Spouse, you will still be charged for the Joint GLWB (2011) rider.

Under the Joint GLWB (2011) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59 1/2 years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2011) rider until the youngest Participating Spouse becomes 59 1/2. Please carefully consider whether the Joint GLWB (2011) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2011) rider, there is an annual charge of 1.20% of the GLWB base. We may increase the charge for the Joint GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base.

If we are required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB (2011) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such couples or partners from buying the Joint GLWB (2011) rider versus the GLWB (2011) rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59 1/2 years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2011) rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2 and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Other GLWB Versions

In those states where permitted, we may offer an earlier version of the GLWB rider when you apply for the contract. If you choose the GLWB rider, you may not have any other rider available under this contract except for the annual stepped-up death benefit. In the future we may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB rider if you have any rider, other than the annual stepped-up death benefit, on your contract. If the GLWB (2011) rider is available, you may not purchase the GLWB rider. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

With the GLWB rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to

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as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated annually, so the amount you may withdraw can change every year. Certain of your actions can increase or decrease the GLWB base, which would affect the annual amount you may withdraw. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. The GLWB base is increased dollar for dollar by purchase payments when made and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and possibly the Death Benefit.

On each contract anniversary, the GLWB base is reset to the greater of (a) the GLWB base as of the previous anniversary plus subsequent purchase payments, adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below.

If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least:

(a)	200% of an amount equal to your initial GLWB base plus total subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any purchase payments made in the second through tenth years.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $450,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base at the end of the contract year is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	purchase payments made during the current contract year, plus

(c)	8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your Contract Value.

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For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal that is allowed, $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base pro rata. Your GLWB base will be reduced to $98,824, i.e. $100,000 — ([$1,000/$85,000] x $100,000) and your Contract Value is $84,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4%
65 to 79	5%
80+	6%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the annuitant’s then current age on a contract anniversary when the GLWB base has been increased to the step-up base as described above. Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and reduces the GLWB base pro-rata. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one or two and the market was flat, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base and GLWB base are $108,000 after year one.

Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base.

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In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, after year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040. Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 – [($39,040/$168,040) x $219,200]. Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, after year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base after year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59  1/2. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline —$5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your

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Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

Whether you should elect the lifetime annuity payout option or the lump sum settlement option depends upon your personal circumstances and risk tolerance. The lifetime annuity payout option provides a guaranteed stream of payments over the remainder of your life and, as such, protects you against the risk that you could outlive your available income. However, if you elect the lifetime annuity payout option, you will not have the ability to receive any payment from your annuity other than the income stream provided by the lifetime annuity payout option. In contrast, if you elect the lump sum settlement option, you will have access immediately to the proceeds to invest, save or spend as you choose, but you will have no guarantee of future payments. In that case, you assume the risk that you might outlive your available funds and have no proceeds or stream of income available from this annuity in the future.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate annuity options under the contract or that we might have generally available for sale at that time. It is possible that one of those alternative annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate annuity option you choose. We will not assess a surrender charge if you choose an alternative annuity option if one of the following is true:

(1)	If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)

If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)

If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

If you elect the lump sum payment option and you are in good health, you may wish to consider the underwritten lump sum settlement option. The underwritten lump sum settlement option is a benefit for you if your health is materially

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better than an average person your age. If you request the underwritten lump sum settlement option and we determine that your health is materially better than the average person your age, we may pay you a higher lump sum amount than you would have otherwise received under the appropriate table in your rider. Keep in mind that if you request an underwritten lump sum settlement, we have the right to gather whatever medical information we determine that we need to assess your health.

You should consult with your financial representative to determine which payout option is best for you.

Charge.

If you choose the GLWB rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

Death Benefit.

The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If we allow you to add the rider on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current Contract Value. The GLWB death benefit is increased for additional purchase payments and decreased dollar for dollar by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. Because this death benefit is determined by your purchase payments and is reduced by withdrawals, if your total withdrawals over the life of the contract exceed your purchase payments, you will not have any death benefit under this rider. The GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your Contract Value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.

In order to have the GLWB rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base pro-rata. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB.

Termination.

If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your Contract Value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

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Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current Contract Value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life)

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB differs from electing spousal continuation under the GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse with the Joint GLWB. The Joint GLWB has a higher charge than the GLWB.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•	when a participating spouse dies;

•	when a sole owner participating spouse requests that the other participating spouse be removed;

•	if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

•	if the participating spouses are joint owners and they divorce, the non-annuitant will cease to be a participating spouse.

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59 1/2 years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59 1/2.

If you choose the Joint GLWB rider, there is an annual charge of 1.05% of the GLWB base. We may increase the charge for the Joint GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

If required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse while both participating spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first spouse or partner. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

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You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59 1/2 years old, and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest participating spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only one surviving participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two surviving participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code.

The death benefit under the Joint GLWB rider ceases after the death benefit adjustment, if any, for the second participating spouse.

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Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

•       Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

•       If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

•       The guaranteed principal amount is adjusted pro-rata for any withdrawals.

•       Investment restrictions (fewer investment options available).

•       Cannot purchase once the annuitant is 80.

•       If available, cannot purchase GPP.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.90% (maximum) 0.45% (current)

GLWB Plus

•       Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59 1/2 for the lifetime of the annuitant.

•       Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

•       GLWB base steps-up to current Contract Value each contract anniversary, if higher.

•       8% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

•       GLWB base is guaranteed to be at least 200% of first year’s purchase payments if no withdrawals in the first ten years.

•       Option to exercise a guaranteed principal protection option on the 8th rider anniversary, adjusted for withdrawals. (This option terminates the GLWB benefit and any associated death benefit or deferral credit rider.)

•       Investment restrictions (fewer available investment options).

•       Cannot purchase once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 0.95% (current)

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Joint GLWB Plus

•       Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59 1/2 for the lifetime of the annuitant and the surviving spouse.

•       Available to two people who are legally married at the time the rider is issued.

•       Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

•       Investment restrictions (fewer available investment options).

•       Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.25% (current)

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

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Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

Form 8565	69

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Form 8565	70

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59  1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70  1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 8565	71

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $58,000 in 2012, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $58,000 and $68,000. For married couples filing jointly, the applicable dollar limitation is $92,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $92,000-$112,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $68,000 for individuals and $112,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2012 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2012. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,000 for 2012.

Form 8565	72

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $50,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Form 8565	73

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59  1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59  1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59  1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59  1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70  1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2012, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $183,000 for married individuals filing jointly and less than $125,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $173,000 and $183,000 for married and between $110,000 and $125,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Form 8565	74

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59  1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70  1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2012. Employees age 50 and older may contribute an additional $2,500 in 2012. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8565	75

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87

Year	$1,000 Annual Contribution	$1,000 One Time Contribution
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 4 years after amounts are deposited into the policy as follows: Year 1- 8%, Year 2- 7%, Year 3- 6%, Year 4- 6%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8565	76

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2010	$10.00	$9.92	217
	2011	$9.92	$9.76	39,897

Equity Portfolio	2010	$10.00	$11.89	39,450
	2011	$11.89	$11.31	349,771

Bond Portfolio	2010	$10.00	$10.14	0
	2011	$10.14	$10.94	550

Omni Portfolio	2010	$10.00	$11.59	0
	2011	$11.59

S&P 500® Index Portfolio	2010	$10.00	$12.07	0
	2011	$12.07	$12.09	30,581

International Portfolio	2010	$10.00	$12.97	0
	2011	$12.97	$10.80	6,678

International Small-Mid Company Portfolio	2010	$10.00	$13.26	211
	2011	$13.26	$10.77	3,216

Capital Appreciation Portfolio	2010	$10.00	$12.15	647
	2011	$12.15	$11.76	19,667

Mid Cap Opportunity Portfolio	2010	$10.00	$12.40	5,477
	2011	$12.40	$11.80	21,039

Capital Growth Portfolio	2010	$10.00	$13.39	5
	2011	$13.39	$12.86	8,005

High Income Bond Portfolio	2010	$10.00	$10.85	122,633
	2011	$10.85	$11.26	443,260

Strategic Value Portfolio	2010	$10.00	$11.73	0
	2011	$11.73	$13.17	14,508

Form 8565	77

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Millennium Portfolio	2010	$10.00	$12.63	0
	2011	$12.63	$12.32	1,749

Aggressive Growth Portfolio	2010	$10.00	$11.99	3,596
	2011	$11.99	$11.18	10,658

Small Cap Growth Portfolio	2010	$10.00	$12.82	1,407
	2011	$12.82	$12.96	3,890

Nasdaq-100® Index Portfolio	2010	$10.00	$12.47	13,814
	2011	$12.47	$12.66	57,864

Bristol Portfolio	2010	$10.00	$12.08	105,810
	2011	$12.08	$11.04	463,958

Bryton Growth Portfolio	2010	$10.00	$12.98	84,667
	2011	$12.98	$11.59	412,127

Balanced Portfolio	2010	$10.00	$11.10	0
	2011	$11.10	$11.17	125

U.S. Equity Portfolio	2010	$10.00	$12.36	0
	2011	$12.36	$11.92	2,153

Income Opportunity Portfolio	2010	$10.00	$10.96	0
	2011	$10.96	$10.67	0

Target VIP Portfolio	2010	$10.00	$12.67	146
	2011	$12.67	$12.30	1,584

Target Equity/Income Portfolio	2010	$10.00	$12.36	0
	2011	$12.36	$10.82	35,962

Bristol Growth Portfolio	2010	$10.00	$12.10	71,339
	2011	$12.10	$11.70	296,810

AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2010	$10.00	$12.16	0
	2011	$12.16	$11.14	12,695

AllianceBernstein Variable Products Series Fund, Inc. (Class B)

Form 8565	78

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
AllianceBernstein Dynamic Asset Allocation Portfolio	2011	$10.00	$9.70	1,535

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2010	$10.00	$12.13	306
	2011	$12.13	$12.99	10,842

Federated Insurance Series

Federated Kaufmann Fund II (Service Shares)	2010	$10.00	$12.33	636
	2011	$12.33	$10.50	3,009

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2010	$10.00	$12.33	62,426
	2011	$12.33	$11.80	582,987

VIP Mid Cap Portfolio	2010	$10.00	$12.48	29,151
	2011	$12.48	$10.95	830,928

VIP Equity-Income Portfolio	2010	$10.00	$12.17	5,216
	2011	$12.17	$12.06	297,872

VIP Growth Portfolio	2010	$10.00	$12.83	3,410
	2011	$12.83	$12.63	17,263

VIP Real Estate Portfolio	2010	$10.00	$12.06	72,148
	2011	$12.06	$12.06	297,872

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income Securities Fund	2010	$10.00	$11.13	13,269
	2011	$11.13	$11.20	65,447

Franklin Flex Cap Growth Securities Fund	2010	$10.00	$12.36	314,616
	2011	$12.36	$11.56	1,100,849

Templeton Foreign Securities Fund	2010	$10.00	$12.22	306,790
	2011	$12.22	$10.74	1,388,437

Franklin Templeton VIP Founding Funds Allocation Fund	2010	$10.00	$11.50	176
	2011	$11.50	$11.13	14,629

Form 8565	79

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2010	$10.00	$11.88	613,284
	2011	$11.88	$10.85	2,548,038

Goldman Sachs Structured U.S. Equity Fund	2010	$10.00	$11.96	0
	2011	$11.96	$12.23	1,470

Goldman Sachs Strategic Growth Fund	2010	$10.00	$11.89	3,504
	2011	$11.89	$11.37	14,210

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2010	$10.00	$11.63	54,039
	2011	$11.63	$10.62	267,476

Ivy Funds Global Natural Resources	2010	$10.00	$13.91	2,266
	2011	$13.91	$10.75	40,239

Ivy Funds VIP Science and Technology	2010	$10.00	$12.18	1,791
	2011	$12.18	$11.30	13,027

J.P.Morgan Insurance Trust (Class I):
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2010	$10.00	$12.55	0
	2011	$12.55	$11.76	273

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2010	$10.00	$12.18	3,510
	2011	$12.18	$12.24	30,280

Janus Aspen Series (Service Shares)
Janus Portfolio	2010	$10.00	$11.85	0
	2011	$11.85	$11.02	4,688

Overseas Portfolio	2010	$10.00	$12.60	39,838
	2011	$12.60	$8.39	343,248

Form 8565	80

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Worldwide Portfolio	2010	$10.00	$12.02	1,522
	2011	$12.02	$10.18	2,013

Balanced Portfolio	2010	$10.00	$11.05	24,597
	2011	$11.05	$11.02	207,319

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2010	$10.00	$12.49	75,427
	2011	$12.49	$11.18	480,020

Lazard Retirement Emerging Markets Equity Portfolio	2010	$10.00	$12.46	105,829
	2011	$12.46	$10.06	521,725

Lazard Retirement U.S. Strategic Equity Portfolio	2010	$10.00	$12.19	181
	2011	$12.19	$12.23	2,389

Lazard Retirement International Equity Portfolio	2010	$10.00	$12.06	363,738
	2011	$12.06	$11.00	1,576,021

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2010	$10.00	$12.62	1,359
	2011	$12.62	$11.65	9,750

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2010	$10.00	$11.66	0
	2011	$11.66	$12.38	11,155

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2010	$10.00	$11.78	774
	2011	$11.78	$12.17	960

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2010	$10.00	$12.07	650
	2011	$12.07	$11.93	1,127

MFS® Mid Cap Growth Series	2010	$10.00	$12.82	0
	2011	$12.82	$11.84	25,001

Form 8565	81

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
MFS® New Discovery Series	2010	$10.00	$13.15	0
	2011	$13.15	$11.59	8,580

MFS® Total Return Series	2010	$10.00	$11.12	0
	2011	$11.12	$11.12	8,815

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio (f/k/a AMT Regency Portfolio)	2010	$10.00	$12.75	0
	2011	$12.75	$11.71	567

Northern Lights Variable Trust (Class 2 Shares)
TOPS™ Protected Balanced ETF Portfolio	2011	$10.00	$9.77	234,298

TOPS™ Protected Moderate Growth ETF Portfolio	2011	$10.00	$9.69	83,327

TOPS™ Protected Growth ETF Portfolio	2011	$10.00	$9.56	37,363

PIMCO Variable Insurance Trust Administrative Share Class)
Real Return Portfolio	2010	$10.00	$10.15	286,765
	2011	$10.15	$11.16	1,288,461

Total Return Portfolio	2010	$10.00	$10.18	908,229
	2011	$10.18	$10.38	3,593,520

Global Bond Portfolio	2010	$10.00	$10.83	105,166
	2011	$10.83	$11.47	394,528

CommodityRealReturn® Strategy Portfolio	2010	$10.00	$13.29	66,842
	2011	$13.29	$12.09	369,301

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2010	$10.00	$12.24	3,087
	2011	$12.24	$12.04	5,554

Form 8565	82

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Jennison 20/20 Focus Portfolio	2010	$10.00	$12.22	277,196
	2011	$12.22	$11.48	830,939

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2010	$10.00	$11.90	109,254
	2011	$11.90	$11.33	634,218

Micro-Cap Portfolio	2010	$10.00	$13.04	14,775
	2011	$13.04	$11.28	112,783

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2010	$10.00	$10.14	2,563
	2011	$10.14	$10.52	47,419

Morgan Stanley UIF U.S. Real Estate Portfolio	2010	$10.00	$11.97	1,364
	2011	$11.97	$12.45	4,944

Morgan Stanley UIF Growth Portfolio	2010	$10.00	$12.79	0
	2011	$12.79	$12.20	5,644

Form 8565	83

Appendix C

GLWB (2012) and GLWB Plus Examples

The following provide examples of how the annual credit base and withdrawals work under the GLWB (2012) and GLWB Plus.

GLWB (2012)

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2012) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8565	84

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

GLWB Plus

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

Form 8565	85

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

Form 8565	86

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-164075

Form 8565	87

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 1-888-925-6446

ONcore Lite III VA

Statement of Additional Information

May 1, 2012

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated May 1, 2012. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $30.6 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2011	$89,832,750	$19,517,109
2010	$78,700,175	$15,846,834
2009	$124,029,575	$24,758,681

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

2

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
7,530,892 Shares (Cost $170,729,814)	$142,183,237	$142,015,025	$168,212	$142,183,237
Money Market Subaccount
23,891,725 Shares (Cost $238,917,245)	238,917,245	238,888,579	28,666	238,917,245
Bond Subaccount
9,584,201 Shares (Cost $118,594,254)	134,658,023	134,622,867	35,156	134,658,023
Omni Subaccount
1,125,143 Shares (Cost $17,011,198)	17,113,428	17,085,346	28,082	17,113,428
International Subaccount
14,624,864 Shares (Cost $151,654,335)	150,928,599	150,904,418	24,181	150,928,599
Capital Appreciation Subaccount
4,326,522 Shares (Cost $70,924,702)	86,314,107	86,273,006	41,101	86,314,107
Millennium Subaccount
732,643 Shares (Cost $13,105,808)	15,751,815	15,751,815	0	15,751,815
International Small-Mid Company Subaccount
2,316,093 Shares (Cost $45,558,061)	44,399,508	44,397,509	1,999	44,399,508
Aggressive Growth Subaccount
2,124,244 Shares (Cost $16,112,037)	16,441,651	16,441,651	0	16,441,651
Small Cap Growth Subaccount
1,585,347 Shares (Cost $17,607,767)	20,942,440	20,935,510	6,930	20,942,440
Mid Cap Opportunity Subaccount
2,206,732 Shares (Cost $34,165,978)	39,301,901	39,281,390	20,511	39,301,901
S&P 500 Index Subaccount
8,603,402 Shares (Cost $102,068,069)	113,995,077	113,865,711	129,366	113,995,077
Strategic Value Subaccount
3,449,138 Shares (Cost $32,859,143)	36,215,947	36,215,947	0	36,215,947
High Income Bond Subaccount
19,325,456 Shares (Cost $211,598,480)	250,651,169	250,568,507	82,662	250,651,169
Capital Growth Subaccount
1,635,852 Shares (Cost $36,581,125)	44,168,011	44,168,011	0	44,168,011
Nasdaq-100 Index Subaccount
8,161,765 Shares (Cost $40,035,175)	47,746,328	47,742,528	3,800	47,746,328
Bristol Subaccount
15,809,434 Shares (Cost $175,245,893)	182,757,060	182,751,925	5,135	182,757,060
Bryton Growth Subaccount
11,921,811 Shares (Cost $131,935,023)	146,757,494	146,739,536	17,958	146,757,494

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
1,234,191 Shares (Cost $13,346,088)	$12,378,933	$12,355,176	$23,757	$12,378,933
Balanced Subaccount
1,140,329 Shares (Cost $15,049,176)	15,861,979	15,790,492	71,487	15,861,979
Income Opportunity Subaccount
750,746 Shares (Cost $8,471,952)	8,903,853	8,903,853	0	8,903,853
Target VIP Subaccount
2,235,000 Shares (Cost $20,831,310)	19,869,154	19,869,154	0	19,869,154
Target Equity/Income Subaccount
2,652,626 Shares (Cost $23,162,833)	19,947,749	19,875,879	71,870	19,947,749
Bristol Growth Subaccount
9,873,606 Shares (Cost $85,314,754)	95,082,825	95,082,825	0	95,082,825
Fidelity Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
24,381 Shares (Cost $927,681)	899,424	899,424	0	899,424
VIP Equity-Income Subaccount
37,512 Shares (Cost $860,454)	701,092	701,092	0	701,092
VIP High Income Subaccount
15,977 Shares (Cost $117,424)	86,119	86,119	0	86,119
Janus Aspen Series - Institutional Shares:
Janus Subaccount
206,700 Shares (Cost $5,923,907)	4,721,019	4,716,283	4,736	4,721,019
Overseas Subaccount
68,076 Shares (Cost $2,547,742)	2,599,811	2,573,406	26,405	2,599,811
Worldwide Subaccount
81,200 Shares (Cost $2,665,641)	2,097,392	2,081,116	16,276	2,097,392
Balanced Subaccount
311,493 Shares (Cost $8,007,408)	8,295,068	8,252,548	42,520	8,295,068
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
786,117 Shares (Cost $15,517,790)	14,299,477	14,299,477	0	14,299,477
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
659,257 Shares (Cost $7,113,741)	6,889,231	6,889,231	0	6,889,231
Legg Mason ClearBridge Variable Large Cap Value Subaccount
911,572 Shares (Cost $11,854,717)	12,342,686	12,342,686	0	12,342,686

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
239,242 Shares (Cost $4,806,295)	$4,158,025	4,158,025	0	4,158,025
Small Cap Value Subaccount
33,097 Shares (Cost $333,215)	275,366	275,366	0	275,366
Discovery Subaccount
213,734 Shares (Cost $2,680,718)	4,567,488	4,508,716	58,772	4,567,488
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
140,194 Shares (Cost $1,456,926)	1,428,574	1,428,574	0	1,428,574
U.S. Real Estate Subaccount
254,292 Shares (Cost $3,587,602)	3,450,737	3,428,058	22,679	3,450,737
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
32,224,941 Shares (Cost $339,238,486)	302,592,194	302,571,798	20,396	302,592,194
Structured U.S. Equity Subaccount
2,590,796 Shares (Cost $29,937,282)	27,980,598	27,960,509	20,089	27,980,598
Strategic Growth Subaccount
798,829 Shares (Cost $8,376,290)	9,298,366	9,298,366	0	9,298,366
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
16,516,448 Shares (Cost $322,977,864)	309,022,744	308,925,592	97,152	309,022,744
U.S. Small-Mid Cap Equity Subaccount
17,335,634 Shares (Cost $166,542,591)	160,527,971	160,516,286	11,685	160,527,971
U.S. Strategic Equity Subaccount
350,797 Shares (Cost $2,952,798)	3,248,379	3,248,379	0	3,248,379
International Equity Subaccount
51,247,476 Shares (Cost $501,540,265)	478,138,951	478,106,442	32,509	478,138,951
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
24,120,298 Shares (Cost $322,553,289)	352,638,754	352,605,070	33,684	352,638,754
Jennison Subaccount
650,458 Shares (Cost $13,225,611)	14,888,983	14,888,983	0	14,888,983

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
14,206,616 Shares (Cost $410,578,931)	$406,025,074	$405,946,842	$78,232	$406,025,074
VIP Contrafund Subaccount
15,939,569 Shares (Cost $358,559,378)	360,871,838	360,788,284	83,554	360,871,838
VIP Growth Subaccount
873,981 Shares (Cost $30,549,925)	31,926,541	31,874,855	51,686	31,926,541
VIP Equity-Income Subaccount
6,562,945 Shares (Cost $129,063,263)	120,823,827	120,823,827	0	120,823,827
VIP Real Estate Subaccount
7,846,983 Shares (Cost $98,737,938)	116,606,168	116,606,168	0	116,606,168
Janus Aspen Series - Service Shares:
Janus Subaccount
952,105 Shares (Cost $20,275,736)	21,517,581	21,431,495	86,086	21,517,581
Worldwide Subaccount
688,324 Shares (Cost $17,866,880)	17,552,262	17,552,262	0	17,552,262
Balanced Subaccount
4,407,813 Shares (Cost $120,154,098)	122,272,745	122,272,745	0	122,272,745
Overseas Subaccount
6,559,117 Shares (Cost $297,141,034)	245,442,169	245,442,169	0	245,442,169
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
891,287 Shares (Cost $9,659,342)	12,674,101	12,626,793	47,308	12,674,101
Mid Cap Value Subaccount
20,102,033 Shares (Cost $98,437,365)	137,899,949	137,851,622	48,327	137,899,949
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
6,267 Shares (Cost $134,146)	111,933	111,933	0	111,933
Small Cap Growth Subaccount
1,673 Shares (Cost $14,998)	27,781	27,781	0	27,781
Dynamic Asset Allocation Subaccount
913,699 Shares (Cost $8,840,979)	8,899,428	8,899,428	0	8,899,428
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,040,530 Shares (Cost $15,721,116)	14,296,877	14,276,055	20,822	14,296,877
Investors Growth Stock Subaccount
748,754 Shares (Cost $7,167,015)	8,064,076	8,046,603	17,473	8,064,076
Mid Cap Growth Subaccount
3,918,015 Shares (Cost $21,618,854)	21,470,723	21,470,723	0	21,470,723
Total Return Subaccount
3,079,069 Shares (Cost $55,850,261)	56,377,748	56,377,229	519	56,377,748

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
42,635,187 Shares (Cost $555,900,181)	$594,760,859	$594,513,102	$247,757	$594,760,859
Total Return Subaccount
142,182,266 Shares (Cost $1,562,562,365)	1,566,848,572	1,566,626,975	221,597	1,566,848,572
Global Bond Subaccount
17,313,761 Shares (Cost $231,582,271)	239,449,316	239,350,566	98,750	239,449,316
CommodityRealReturn Strategy Subaccount
22,141,048 Shares (Cost $184,713,760)	159,415,543	159,411,719	3,824	159,415,543
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
11,925 Shares (Cost $179,453)	227,653	227,653	0	227,653
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
797,645 Shares (Cost $26,583,760)	30,103,119	30,103,119	0	30,103,119
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
30,695,267 Shares (Cost $277,769,898)	309,101,338	309,011,691	89,647	309,101,338
Micro-Cap Subaccount
11,768,274 Shares (Cost $122,957,426)	122,507,730	122,485,493	22,237	122,507,730
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2,651,194 Shares (Cost $26,621,192)	26,962,644	26,958,193	4,451	26,962,644
U.S. Real Estate Subaccount
6,982,810 Shares (Cost $81,947,129)	94,267,934	94,226,019	41,915	94,267,934
Growth Subaccount (a)
910,312 Shares (Cost $17,624,074)	17,996,877	17,978,893	17,984	17,996,877
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. Comstock Series I Subaccount
2,499 Shares (Cost $31,540)	28,291	28,291	0	28,291
Invesco V.I. International Growth Series II Subaccount
658,072 Shares (Cost $19,906,248)	17,162,512	17,157,884	4,628	17,162,512
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
8,722,652 Shares (Cost $130,106,959)	124,908,382	124,908,382	0	124,908,382
Franklin Flex Cap Growth Securities Subaccount
8,367,714 Shares (Cost $95,299,632)	101,165,661	101,154,180	11,481	101,165,661
Templeton Foreign Securities Subaccount
12,567,076 Shares (Cost $166,912,517)	157,842,470	157,830,415	12,055	157,842,470
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
3,471,585 Shares (Cost $47,703,897)	53,497,129	53,495,800	1,329	53,497,129

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
1,583,176 Shares (Cost $19,195,182)	$20,011,348	20,011,348	0	20,011,348
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
59,374,664 Shares (Cost $538,952,364)	556,934,348	556,934,348	0	556,934,348
Structured U.S. Equity Subaccount
190,993 Shares (Cost $1,811,426)	2,066,547	2,066,547	0	2,066,547
Strategic Growth Subaccount
590,934 Shares (Cost $6,254,415)	6,872,567	6,872,567	0	6,872,567
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
7,429,440 Shares (Cost $103,261,525)	108,024,051	108,024,051	0	108,024,051
Franklin Flex Cap Growth Securities Subaccount
21,535,715 Shares (Cost $231,129,830)	258,643,935	258,643,935	0	258,643,935
Templeton Foreign Securities Subaccount
25,503,333 Shares (Cost $322,988,323)	322,872,197	322,872,197	0	322,872,197
Franklin Templeton VIP Founding Funds Allocation Subaccount
3,982,294 Shares (Cost $27,225,026)	30,185,790	30,185,790	0	30,185,790
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
41,672,938 Shares (Cost $381,466,130)	379,544,615	379,544,615	0	379,544,615
VIP Global Natural Resources Subaccount
14,211,871 Shares (Cost $81,293,630)	75,119,686	75,119,686	0	75,119,686
VIP Science and Technology Subaccount
1,825,425 Shares (Cost $28,189,237)	27,831,895	27,831,895	0	27,831,895
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount
2,362,190 Shares (Cost $23,432,285)	23,362,059	23,362,059	0	23,362,059
TOPS™ Protected Moderate Growth ETF Subaccount
3,926,342 Shares (Cost $38,660,144)	38,595,941	38,595,941	0	38,595,941
TOPS™ Protected Growth ETF Subaccount
2,144,391 Shares (Cost $20,267,627)	20,200,160	20,200,160	0	20,200,160

Totals	$10,815,807,972	$10,813,448,534	$2,359,438	$10,815,807,972

(a)	Name change was effective April 29, 2011:

Growth Subaccount formerly known as Capital Growth Subaccount

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,291,515	$0	$0	$228,603	$0	$354,895	$0	$0
Risk and administrative expense (note 2)	(1,999,353)	(3,165,536)	(1,658,239)	(226,422)	(2,178,803)	(1,195,633)	(223,305)	(698,310)

Net investment activity	(707,838)	(3,165,536)	(1,658,239)	2,181	(2,178,803)	(840,738)	(223,305)	(698,310)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,693,770)	18,773	5,307,462	268,404	3,936,591	4,296,783	1,358,102	1,745,859
Unrealized gain (loss)	(999,818)	0	2,491,313	(1,192,456)	(28,579,341)	(5,742,854)	(1,526,460)	(11,295,247)

Net gain (loss) on investments	(6,693,588)	18,773	7,798,775	(924,052)	(24,642,750)	(1,446,071)	(168,358)	(9,549,388)

Net increase (decrease) in contract owners’ equity from operations	$(7,401,426)	$(3,146,763)	$6,140,536	$(921,871)	$(26,821,553)	$(2,286,809)	$(391,663)	$(10,247,698)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$1,614,321	$511,549	$0	$0	$176,847
Risk and administrative expense (note 2)	(217,528)	(278,982)	(537,245)	(1,498,968)	(327,238)	(3,315,744)	(619,250)	(600,553)

Net investment activity	(217,528)	(278,982)	(537,245)	115,353	184,311	(3,315,744)	(619,250)	(423,706)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	442,491	1,809,779	1,613,394	4,215,037	682,833	15,144,762	4,511,845	4,141,651
Unrealized gain (loss)	(1,319,244)	(1,284,913)	(2,891,870)	(3,989,783)	2,355,588	(2,868,704)	(5,910,048)	(2,832,477)

Net gain (loss) on investments	(876,753)	524,866	(1,278,476)	225,254	3,038,421	12,276,058	(1,398,203)	1,309,174

Net increase (decrease) in contract owners’ equity from operations	$(1,094,281)	$245,884	$(1,815,721)	$340,607	$3,222,732	$8,960,314	$(2,017,453)	$885,468

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
		Bryton			Income		Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$862,363	$0	$0	$301,598	$0	$202,406	$344,777	$348,522
Risk and administrative expense (note 2)	(2,298,200)	(1,723,989)	(172,764)	(187,240)	(109,653)	(275,904)	(287,447)	(1,151,146)

Net investment activity	(1,435,837)	(1,723,989)	(172,764)	114,358	(109,653)	(73,498)	57,330	(802,624)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,109,451	3,272,266	(198,803)	312,847	137,450	42,380	(541,361)	2,336,575
Unrealized gain (loss)	(15,795,166)	(13,479,688)	(27,193)	(394,324)	(244,971)	(538,368)	(2,387,938)	(4,103,796)

Net gain (loss) on investments	(12,685,715)	(10,207,422)	(225,996)	(81,477)	(107,521)	(495,988)	(2,929,299)	(1,767,221)

Net increase (decrease) in contract owners’ equity from operations	$(14,121,552)	$(11,931,411)	$(398,760)	$32,881	$(217,174)	$(569,486)	$(2,871,969)	$(2,569,845)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(7,856)	(8,309)	(6,560)	(8,409)	(2,606)	(2,317)	(1,892)	(2,214)

Net investment activity	(7,856)	(8,309)	(6,560)	(8,409)	(2,606)	(2,317)	(1,892)	(2,214)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	322,800	527,496	141,799	280,271	(86,319)	1,026	(180,947)	(53,885)
Unrealized gain (loss)	(214,958)	(374,045)	(22,957)	(158,062)	121,215	33,069	226,580	84,956

Net gain (loss) on investments	107,842	153,451	118,842	122,209	34,896	34,095	45,633	31,071

Net increase (decrease) in contract owners’ equity from operations	$99,986	$145,142	$112,282	$113,800	$32,290	$31,778	$43,741	$28,857

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Fidelity Variable Insurance Products Fund - Initial Class			Janus Aspen Series - Institutional Shares
		VIP Equity-	VIP High
	VIP Growth	Income	Income	Janus	Overseas	Worldwide	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$3,495	$18,210	$5,979	$31,083	$17,218	$14,827	$213,978
Risk and administrative expense (note 2)	(12,689)	(9,916)	(1,299)	(68,060)	(46,545)	(34,251)	(110,302)

Net investment activity	(9,194)	8,294	4,680	(36,977)	(29,327)	(19,424)	103,676

Reinvested capital gains	3,336	0	0	0	35,907	0	460,673

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(866)	(28,202)	(8,334)	(183,633)	224,402	(97,391)	134,971
Unrealized gain (loss)	(1,695)	13,225	6,858	(118,056)	(1,622,015)	(274,745)	(645,655)

Net gain (loss) on investments	(2,561)	(14,977)	(1,476)	(301,689)	(1,397,613)	(372,136)	(510,684)

Net increase (decrease) in contract owners’ equity from operations	$(8,419)	$(6,683)	$3,204	$(338,666)	$(1,391,033)	$(391,560)	$53,665

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Legg Mason Partners Variable Equity Trust - Class I			Wells Fargo Advantage Variable Trust Funds
	Legg Mason	Legg Mason	Legg Mason
	ClearBridge	ClearBridge	ClearBridge
	Variable	Variable	Variable
	Fundamental	Equity Income	Large Cap		Small Cap
	All Cap Value	Builder	Value	Opportunity	Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$206,837	$196,439	$276,406	$6,654	$2,145	$0
Risk and administrative expense (note 2)	(197,837)	(67,662)	(139,326)	(60,502)	(4,402)	(70,178)

Net investment activity	9,000	128,777	137,080	(53,848)	(2,257)	(70,178)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(138,519)	(236,489)	346,280	(66,030)	(9,246)	639,334
Unrealized gain (loss)	(988,572)	487,652	(68,200)	(177,808)	(15,122)	(594,964)

Net gain (loss) on investments	(1,127,091)	251,163	278,080	(243,838)	(24,368)	44,370

Net increase (decrease) in contract owners’ equity from operations	$(1,118,091)	$379,940	$415,160	$(297,686)	$(26,625)	$(25,808)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)			Goldman Sachs Variable Insurance Trust - Institutional Shares
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Emerging Markets Debt Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$55,481	$30,524	$283	$4,010,371	$497,637	$44,647
Risk and administrative expense (note 2)	(19,810)	(47,310)	(66)	(4,221,272)	(387,696)	(133,741)

Net investment activity	35,671	(16,786)	217	(210,901)	109,941	(89,094)

Reinvested capital gains	0	0	88	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(8,974)	(68,965)	318	(3,932,888)	(409,274)	367,158
Unrealized gain (loss)	35,076	284,134	(315)	(20,586,322)	1,201,577	(654,248)

Net gain (loss) on investments	26,102	215,169	3	(24,519,210)	792,303	(287,090)

Net increase (decrease) in contract owners’ equity from operations	$61,773	$198,383	$308	$(24,730,111)	$902,244	$(376,184)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Lazard Retirement Series, Inc. - Service Shares				The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$6,737,948	$0	$33,809	$9,896,943	$0	$0
Risk and administrative expense (note 2)	(4,293,161)	(1,805,634)	(43,162)	(6,040,258)	(5,286,687)	(196,487)

Net investment activity	2,444,787	(1,805,634)	(9,353)	3,856,685	(5,286,687)	(196,487)

Reinvested capital gains	0	11,959,615	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,940,338	3,399,764	120,289	3,611,624	31,990,601	643,800
Unrealized gain (loss)	(80,534,756)	(28,221,168)	(126,079)	(47,237,745)	(42,545,707)	(722,466)

Net gain (loss) on investments	(71,594,418)	(24,821,404)	(5,790)	(43,626,121)	(10,555,106)	(78,666)

Net increase (decrease) in contract owners’ equity from operations	$(69,149,631)	$(14,667,423)	$(15,143)	$(39,769,436)	$(15,841,793)	$(275,153)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$99,321	$3,016,149	$44,162	$2,887,499	$1,062,914
Risk and administrative expense (note 2)	(4,705,684)	(4,940,963)	(438,061)	(1,638,278)	(1,361,412)

Net investment activity	(4,606,363)	(1,924,814)	(393,899)	1,249,221	(298,498)

Reinvested capital gains	780,376	0	116,986	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,655,592	3,608,912	1,214,114	(1,585,508)	4,274,559
Unrealized gain (loss)	(58,268,828)	(17,446,410)	(1,584,029)	(529,966)	2,941,383

Net gain (loss) on investments	(51,613,236)	(13,837,498)	(369,915)	(2,115,474)	7,215,942

Net increase (decrease) in contract owners’ equity from operations	$(55,439,223)	$(15,762,312)	$(646,828)	$(866,253)	$6,917,444

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Janus Aspen Series - Service Shares				J.P. Morgan Insurance Trust - Class I
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Overseas Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$109,235	$94,631	$2,631,743	$1,177,184	$19,077	$1,857,030
Risk and administrative expense (note 2)	(325,985)	(249,150)	(1,532,406)	(4,066,937)	(182,234)	(1,813,760)

Net investment activity	(216,750)	(154,519)	1,099,337	(2,889,753)	(163,157)	43,270

Reinvested capital gains	0	0	5,920,782	3,096,352	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	677,150	866,628	2,025,475	3,893,987	1,544,594	9,072,587
Unrealized gain (loss)	(2,148,625)	(3,644,547)	(8,945,793)	(124,359,641)	(2,059,927)	(7,768,119)

Net gain (loss) on investments	(1,471,475)	(2,777,919)	(6,920,318)	(120,465,654)	(515,333)	1,304,468

Net increase (decrease) in contract owners’ equity from operations	$(1,688,225)	$(2,932,438)	$99,801	$(120,259,055)	$(678,490)	$1,347,738

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	AllianceBernstein Variable Product Series Fund, Inc. - Class B			MFS Variable Insurance Trust - Service Class
	Growth & Income Subaccount	Small Cap Growth Subaccount	Dynamic Asset Allocation Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2011	2011	2011 (a)	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,429	$0	$0	$0	$20,855	$0	$1,389,023
Risk and administrative expense (note 2)	(1,695)	(391)	(18,927)	(217,513)	(101,265)	(296,841)	(753,984)

Net investment activity	(266)	(391)	(18,927)	(217,513)	(80,410)	(296,841)	635,039

Reinvested capital gains	0	0	0	2,104,006	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(6,744)	192	932	1,204,873	372,664	318,753	340,584
Unrealized gain (loss)	13,518	949	58,449	(5,210,536)	(282,965)	(1,689,437)	(753,747)

Net gain (loss) on investments	6,774	1,141	59,381	(4,005,663)	89,699	(1,370,684)	(413,163)

Net increase (decrease) in contract owners’ equity from operations	$6,508	$750	$40,454	$(2,119,170)	$9,289	$(1,667,525)	$221,876

(a)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	PIMCO Variable Insurance Trust - Administrative Shares				Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn Strategy Subaccount	VP SRI Equity Subaccount	Appreciation Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$12,081,919	$40,085,696	$5,952,307	$21,609,123	$0	$350,882
Risk and administrative expense (note 2)	(7,398,263)	(19,708,627)	(2,996,009)	(1,988,857)	(2,961)	(321,879)

Net investment activity	4,683,656	20,377,069	2,956,298	19,620,266	(2,961)	29,003

Reinvested capital gains	16,998,253	22,353,430	5,232,996	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,426,576	8,370,174	4,765,311	499,905	8,818	907,774
Unrealized gain (loss)	19,748,164	(18,344,034)	661,416	(36,113,881)	(10,644)	891,516

Net gain (loss) on investments	34,174,740	(9,973,860)	5,426,727	(35,613,976)	(1,826)	1,799,290

Net increase (decrease) in contract owners’ equity from operations	$55,856,649	$32,756,639	$13,616,021	$(15,993,710)	$(4,787)	$1,828,293

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Royce Capital Fund - Investment Class		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Small-Cap Subaccount	Micro-Cap Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,095,916	$3,297,137	$858,861	$540,151	$0
Risk and administrative expense (note 2)	(3,858,821)	(1,804,948)	(318,691)	(1,289,004)	(208,194)

Net investment activity	(2,762,905)	1,492,189	540,170	(748,853)	(208,194)

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,041,459	4,266,191	94,759	2,885,564	1,117,456
Unrealized gain (loss)	(21,601,736)	(24,868,898)	336,580	2,110,459	(2,082,990)

Net gain (loss) on investments	(12,560,277)	(20,602,707)	431,339	4,996,023	(965,534)

Net increase (decrease) in contract owners’ equity from operations	$(15,323,182)	$(19,110,518)	$971,509	$4,247,170	$(1,173,728)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco Van Kampen V.I. Value Series I Subaccount (note 4)	Invesco Van Kampen V.I. Intl. Growth Equity Series II Subaccount (note 4)	Invesco Van Kampen V.I. Comstock Series I Subaccount (note 4)	Invesco V.I. International Growth Series II Subaccount (note 4)
	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$673	$684,233	$0	$0
Risk and administrative expense (note 2)	(120)	(84,067)	(197)	(161,170)

Net investment activity	553	600,166	(197)	(161,170)

Reinvested capital gains	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,210	4,804,535	(508)	(343,688)
Unrealized gain (loss)	(5,347)	(3,648,256)	(3,249)	(2,743,737)

Net gain (loss) on investments	2,863	1,156,279	(3,757)	(3,087,425)

Net increase (decrease) in contract owners’ equity from operations	$3,416	$1,756,445	$(3,954)	$(3,248,595)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class	ALPS Variable Insurance Trust - Class II	Federated Insurance Series - Service Shares
	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	AMT Regency Subaccount	AVS Listed Private Equity Subaccount	Kaufmann Fund II Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$7,612,406	$0	$3,040,179	$226,863	$0	$194,845
Risk and administrative expense (note 2)	(1,694,469)	(1,512,655)	(2,275,298)	(739,645)	(872)	(299,675)

Net investment activity	5,917,937	(1,512,655)	764,881	(512,782)	(872)	(104,830)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(570,278)	5,486,795	1,659,276	2,666,126	(364,946)	1,086,100
Unrealized gain (loss)	(3,805,348)	(9,123,270)	(22,776,941)	(5,971,291)	355,576	(4,400,294)

Net gain (loss) on investments	(4,375,626)	(3,636,475)	(21,117,665)	(3,305,165)	(9,370)	(3,314,194)

Net increase (decrease) in contract owners’ equity from operations	$1,542,311	$(5,149,130)	$(20,352,784)	$(3,817,947)	$(10,242)	$(3,419,024)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Goldman Sachs Variable Insurance Trust - Service Shares			Franklin Templeton Variable Insurance Products Trust - Class 4
							Franklin
				Franklin	Franklin Flex	Templeton	Templeton VIP
	Large Cap	Structured	Strategic	Income	Cap Growth	Foreign	Founding Funds
	Value	U.S. Equity	Growth	Securities	Securities	Securities	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$6,104,639	$31,978	$15,660	$5,798,229	$0	$5,414,587	$4,803
Risk and administrative expense (note 2)	(6,672,284)	(26,222)	(91,221)	(1,326,287)	(3,371,986)	(4,009,607)	(402,017)

Net investment activity	(567,645)	5,756	(75,561)	4,471,942	(3,371,986)	1,404,980	(397,214)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,701,573	67,722	180,216	1,415,440	16,878,467	5,544,627	821,597
Unrealized gain (loss)	(52,201,876)	(18,255)	(388,034)	(5,456,188)	(26,792,102)	(46,097,196)	(1,346,464)

Net gain (loss) on investments	(40,500,303)	49,467	(207,818)	(4,040,748)	(9,913,635)	(40,552,569)	(524,867)

Net increase (decrease) in contract owners’ equity from operations	$(41,067,948)	$55,223	$(283,379)	$431,194	$(13,285,621)	$(39,147,589)	$(922,081)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2011

	Ivy Funds Variable Insurance
	Portfolios, Inc.			Northern Lights Variable Trust - Class II
				TOPS™	TOPS™	TOPS™
		VIP Global	VIP	Protected	Protected	Protected
	VIP Asset	Natural	Science and	Balanced	Moderate	Growth
	Strategy	Resources	Technology	ETF	Growth ETF	ETF	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2011	2011	2011	2011 (a)	2011 (a)	2011 (a)	2011
Investment activity:
Reinvested dividends	$3,986,495	$0	$0	$0	$0	$0	$161,936,144
Risk and administrative expense (note 2)	(5,150,754)	(1,194,416)	(395,330)	(77,160)	(137,098)	(50,736)	(140,500,894)

Net investment activity	(1,164,259)	(1,194,416)	(395,330)	(77,160)	(137,098)	(50,736)	21,435,250

Reinvested capital gains	0	0	1,123,317	0	0	0	70,186,117

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,929,638	4,620,816	1,106,795	(21,189)	(31,422)	(6,903)	242,955,440
Unrealized gain (loss)	(41,533,430)	(26,003,844)	(4,361,020)	(70,226)	(64,202)	(67,467)	(893,443,856)

Net gain (loss) on investments	(34,603,792)	(21,383,028)	(3,254,225)	(91,415)	(95,624)	(74,370)	(650,488,416)

Net increase (decrease) in contract owners’ equity from operations	$(35,768,051)	$(22,577,444)	$(2,526,238)	$(168,575)	$(232,722)	$(125,106)	$(558,867,049)

(a)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(707,838)	$(1,779,212)	$(3,165,536)	$(3,515,740)	$(1,658,239)	$(1,619,818)	$2,181	$59,097
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(5,693,770)	(8,913,978)	18,773	8,049	5,307,462	6,263,109	268,404	(34,852)
Unrealized gain (loss)	(999,818)	21,603,256	0	0	2,491,313	3,260,905	(1,192,456)	2,226,164

Net increase (decrease) in contract owners’ equity from operations	(7,401,426)	10,910,066	(3,146,763)	(3,507,691)	6,140,536	7,904,196	(921,871)	2,250,409

Equity transactions:
Contract purchase payments (note 1)	6,540,042	3,504,803	13,408,074	20,681,782	7,216,391	7,299,055	517,949	439,247
Extra credit fund deposit (note 1)	11,726	11,251	31,363	64,183	25,580	24,449	4,920	940
Transfers (to) and from other subaccounts	(5,740,483)	(4,213,219)	44,803,879	4,300,655	8,215,318	5,081,937	(330,638)	(333,103)
Transfers (to) and from fixed dollar contract	(603,348)	120,121	2,231,030	(4,948,943)	2,209,864	3,960,706	(329,016)	263,151
Withdrawals and surrenders	(11,039,251)	(10,723,670)	(49,135,447)	(42,570,390)	(9,053,110)	(8,783,074)	(1,800,706)	(2,104,775)
Surrender charges (note 2)	(53,953)	(77,339)	(321,317)	(497,236)	(74,078)	(69,097)	(18,031)	(10,249)
Annual contract charges (note 2)	(1,154,861)	(1,185,252)	(2,653,865)	(2,520,945)	(1,028,521)	(931,032)	(76,645)	(81,047)
Annuity and death benefit payments	(4,167,437)	(4,019,680)	(10,365,241)	(13,860,060)	(3,419,109)	(3,679,115)	(408,931)	(433,228)

Net equity transactions	(16,207,565)	(16,582,985)	(2,001,524)	(39,350,954)	4,092,335	2,903,829	(2,441,098)	(2,259,064)

Net change in contract owners’ equity	(23,608,991)	(5,672,919)	(5,148,287)	(42,858,645)	10,232,871	10,808,025	(3,362,969)	(8,655)
Contract owners’ equity:
Beginning of period	165,792,228	171,465,147	244,065,532	286,924,177	124,425,152	113,617,127	20,476,397	20,485,052

End of period	$142,183,237	$165,792,228	$238,917,245	$244,065,532	$134,658,023	$124,425,152	$17,113,428	$20,476,397

Change in units:
Beginning units	19,967,667	21,921,406	20,154,121	23,299,397	7,699,470	7,427,076	1,461,417	1,601,910

Units purchased	1,559,497	2,143,521	23,416,233	20,898,952	2,858,576	3,309,959	155,124	168,225
Units redeemed	(3,603,071)	(4,097,260)	(23,538,806)	(24,044,228)	(2,557,881)	(3,037,565)	(302,005)	(308,718)

Ending units	17,924,093	19,967,667	20,031,548	20,154,121	8,000,165	7,699,470	1,314,536	1,461,417

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
							International
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		Small-Mid Company Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,178,803)	$(2,272,759)	$(840,738)	$(992,966)	$(223,305)	$(688,425)	$(698,310)	$(677,919)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,936,591	1,600,272	4,296,783	3,081,300	1,358,102	3,176,059	1,745,859	242,984
Unrealized gain (loss)	(28,579,341)	26,853,862	(5,742,854)	11,728,674	(1,526,460)	(1,788,333)	(11,295,247)	9,352,615

Net increase (decrease) in contract owners’ equity from operations	(26,821,553)	26,181,375	(2,286,809)	13,817,008	(391,663)	699,301	(10,247,698)	8,917,680

Equity transactions:
Contract purchase payments (note 1)	3,660,269	3,604,459	2,654,649	3,117,654	1,014,535	8,398,525	2,158,885	1,740,838
Extra credit fund deposit (note 1)	21,259	23,134	20,706	26,994	9,006	21,292	12,421	11,769
Transfers (to) and from other subaccounts	6,507,466	(11,516,529)	(1,552,852)	(5,504,759)	(1,047,207)	(78,801,340)	(4,005,380)	(1,795,755)
Transfers (to) and from fixed dollar contract	207,589	179,799	(176,813)	46,661	(328,593)	4,083,829	313,843	541,108
Withdrawals and surrenders	(10,687,122)	(10,122,123)	(6,813,961)	(6,010,483)	(1,753,020)	(2,049,490)	(2,381,399)	(1,516,406)
Surrender charges (note 2)	(74,363)	(96,480)	(37,417)	(52,756)	(10,273)	(31,382)	(19,942)	(18,566)
Annual contract charges (note 2)	(1,545,212)	(1,577,692)	(702,388)	(662,516)	(88,017)	(506,499)	(500,685)	(491,772)
Annuity and death benefit payments	(4,627,217)	(4,659,178)	(2,404,548)	(2,526,989)	(243,021)	(892,246)	(995,054)	(912,243)

Net equity transactions	(6,537,331)	(24,164,610)	(9,012,624)	(11,566,194)	(2,446,590)	(69,777,311)	(5,417,311)	(2,441,027)

Net change in contract owners’ equity	(33,358,884)	2,016,765	(11,299,433)	2,250,814	(2,838,253)	(69,078,010)	(15,665,009)	6,476,653
Contract owners’ equity:
Beginning of period	184,287,483	182,270,718	97,613,540	95,362,726	18,590,068	87,668,078	60,064,517	53,587,864

End of period	$150,928,599	$184,287,483	$86,314,107	$97,613,540	$15,751,815	$18,590,068	$44,399,508	$60,064,517

Change in units:
Beginning units	16,684,220	19,004,938	4,804,147	5,408,800	1,724,377	12,698,371	3,530,250	3,712,387

Units purchased	2,478,132	2,237,169	550,528	557,270	380,491	2,458,558	547,836	631,852
Units redeemed	(2,758,570)	(4,557,887)	(952,969)	(1,161,923)	(603,684)	(13,432,552)	(854,074)	(813,989)

Ending units	16,403,782	16,684,220	4,401,706	4,804,147	1,501,184	1,724,377	3,224,012	3,530,250

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500 Index Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(217,528)	$(202,004)	$(278,982)	$(192,150)	$(537,245)	$(498,659)	$115,353	$131,777
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	442,491	3,941	1,809,779	584,406	1,613,394	632,752	4,215,037	1,435,253
Unrealized gain (loss)	(1,319,244)	1,478,575	(1,284,913)	3,775,598	(2,891,870)	6,543,953	(3,989,783)	12,027,369

Net increase (decrease) in contract owners’ equity from operations	(1,094,281)	1,280,512	245,884	4,167,854	(1,815,721)	6,678,046	340,607	13,594,399

Equity transactions:
Contract purchase payments (note 1)	1,923,262	1,172,354	1,369,873	1,208,005	2,422,654	2,460,692	7,393,084	7,459,266
Extra credit fund deposit (note 1)	4,295	6,065	9,900	6,884	2,603	4,808	6,326	25,310
Transfers (to) and from other subaccounts	(1,835,306)	(85,157)	(99,161)	2,591,365	(1,033,335)	(1,015,732)	(3,817,106)	(1,338,196)
Transfers (to) and from fixed dollar contract	469,448	845,736	(686,387)	614,064	229,438	675,699	1,280,237	3,348,675
Withdrawals and surrenders	(1,082,063)	(524,257)	(735,600)	(452,879)	(3,107,831)	(2,517,411)	(6,868,927)	(5,334,028)
Surrender charges (note 2)	(9,425)	(5,398)	(9,410)	(6,416)	(15,165)	(19,553)	(59,998)	(34,669)
Annual contract charges (note 2)	(150,064)	(147,097)	(222,723)	(152,072)	(307,233)	(258,337)	(952,752)	(806,590)
Annuity and death benefit payments	(486,608)	(348,701)	(413,332)	(194,671)	(708,005)	(691,008)	(1,959,360)	(1,531,058)

Net equity transactions	(1,166,461)	913,545	(786,840)	3,614,280	(2,516,874)	(1,360,842)	(4,978,496)	1,788,710

Net change in contract owners’ equity	(2,260,742)	2,194,057	(540,956)	7,782,134	(4,332,595)	5,317,204	(4,637,889)	15,383,109
Contract owners’ equity:
Beginning of period	18,702,393	16,508,336	21,483,396	13,701,262	43,634,496	38,317,292	118,632,966	103,249,857

End of period	$16,441,651	$18,702,393	$20,942,440	$21,483,396	$39,301,901	$43,634,496	$113,995,077	$118,632,966

Change in units:
Beginning units	2,843,511	2,726,046	2,740,410	2,208,128	2,751,530	2,823,665	9,816,107	9,588,836

Units purchased	647,295	1,088,925	1,032,213	1,393,344	467,426	464,042	2,292,746	2,301,736
Units redeemed	(839,375)	(971,460)	(1,145,940)	(861,062)	(584,037)	(536,177)	(2,712,480)	(2,074,465)

Ending units	2,651,431	2,843,511	2,626,683	2,740,410	2,634,919	2,751,530	9,396,373	9,816,107

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$184,311	$385,008	$(3,315,744)	$(2,654,183)	$(619,250)	$(450,979)	$(423,706)	$(362,185)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	682,833	135,542	15,144,762	10,691,751	4,511,845	1,775,836	4,141,651	2,976,144
Unrealized gain (loss)	2,355,588	1,316,556	(2,868,704)	17,153,971	(5,910,048)	9,678,391	(2,832,477)	3,937,750

Net increase (decrease) in contract owners’ equity from operations	3,222,732	1,837,106	8,960,314	25,191,539	(2,017,453)	11,003,248	885,468	6,551,709

Equity transactions:
Contract purchase payments (note 1)	2,863,346	1,195,967	29,070,063	24,904,358	3,242,690	1,564,691	2,926,935	2,640,914
Extra credit fund deposit (note 1)	1,426	1,045	58,863	50,164	5,461	1,703	4,246	3,697
Transfers (to) and from other subaccounts	12,130,570	1,686,184	(13,902,509)	57,377,405	1,861,037	3,500,509	257,601	(1,334,278)
Transfers (to) and from fixed dollar contract	491,638	457,993	(8,115,515)	13,445,693	(579,893)	431,679	742,965	1,400,258
Withdrawals and surrenders	(1,200,380)	(637,920)	(8,828,057)	(7,308,088)	(2,333,671)	(1,415,335)	(2,706,377)	(1,363,652)
Surrender charges (note 2)	(12,211)	(4,374)	(117,002)	(94,620)	(14,884)	(19,287)	(27,505)	(12,593)
Annual contract charges (note 2)	(231,456)	(157,246)	(2,558,035)	(2,005,330)	(412,050)	(290,932)	(414,315)	(314,371)
Annuity and death benefit payments	(606,660)	(406,254)	(6,298,554)	(4,527,478)	(944,029)	(537,418)	(1,028,773)	(768,978)

Net equity transactions	13,436,273	2,135,395	(10,690,746)	81,842,104	824,661	3,235,610	(245,223)	250,997

Net change in contract owners’ equity	16,659,005	3,972,501	(1,730,432)	107,033,643	(1,192,792)	14,238,858	640,245	6,802,706
Contract owners’ equity:
Beginning of period	19,556,942	15,584,441	252,381,601	145,347,958	45,360,803	31,121,945	47,106,083	40,303,377

End of period	$36,215,947	$19,556,942	$250,651,169	$252,381,601	$44,168,011	$45,360,803	$47,746,328	$47,106,083

Change in units:
Beginning units	1,983,155	1,744,313	14,435,962	9,278,190	1,770,957	1,638,437	9,372,217	9,531,577

Units purchased	2,018,022	856,999	4,900,332	8,975,540	731,968	538,988	3,484,803	3,496,283
Units redeemed	(758,802)	(618,157)	(5,240,496)	(3,817,768)	(696,819)	(406,468)	(3,623,209)	(3,655,643)

Ending units	3,242,375	1,983,155	14,095,798	14,435,962	1,806,106	1,770,957	9,233,811	9,372,217

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,435,837)	$(979,513)	$(1,723,989)	$(1,466,998)	$(172,764)	$(67,272)	$114,358	$103,595
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,109,451	1,963,378	3,272,266	3,775,997	(198,803)	(723,018)	312,847	166,827
Unrealized gain (loss)	(15,795,166)	18,604,404	(13,479,688)	21,532,954	(27,193)	2,150,665	(394,324)	510,473

Net increase (decrease) in contract owners’ equity from operations	(14,121,552)	19,588,269	(11,931,411)	23,841,953	(398,760)	1,360,375	32,881	780,895

Equity transactions:
Contract purchase payments (note 1)	23,316,187	18,985,993	19,622,462	16,352,571	896,749	581,138	666,646	682,624
Extra credit fund deposit (note 1)	44,163	41,712	35,483	36,520	1,048	958	2,682	1,992
Transfers (to) and from other subaccounts	6,158,394	(534,649)	13,206,874	(19,746,931)	(1,241,960)	(1,456,372)	2,482,626	(443,830)
Transfers (to) and from fixed dollar contract	5,951,683	8,467,922	4,830,649	7,175,406	450,712	526,600	169,631	553,607
Withdrawals and surrenders	(4,969,849)	(3,440,680)	(3,273,354)	(2,016,492)	(389,993)	(780,851)	(364,427)	(359,332)
Surrender charges (note 2)	(64,494)	(56,713)	(42,649)	(39,001)	(6,916)	(10,926)	(4,673)	(2,214)
Annual contract charges (note 2)	(1,888,648)	(1,538,307)	(1,435,934)	(1,221,437)	(110,308)	(101,062)	(144,920)	(111,667)
Annuity and death benefit payments	(3,696,149)	(3,087,021)	(2,554,618)	(2,194,542)	(294,755)	(262,061)	(268,935)	(535,124)

Net equity transactions	24,851,287	18,838,257	30,388,913	(1,653,906)	(695,423)	(1,502,576)	2,538,630	(213,944)

Net change in contract owners’ equity	10,729,735	38,426,526	18,457,502	22,188,047	(1,094,183)	(142,201)	2,571,511	566,951
Contract owners’ equity:
Beginning of period	172,027,325	133,600,799	128,299,992	106,111,945	13,473,116	13,615,317	13,290,468	12,723,517

End of period	$182,757,060	$172,027,325	$146,757,494	$128,299,992	$12,378,933	$13,473,116	$15,861,979	$13,290,468

Change in units:
Beginning units	13,234,534	11,449,119	10,494,205	10,634,211	1,384,399	1,553,589	983,488	1,001,326

Units purchased	4,043,575	4,273,134	4,487,681	3,485,568	221,087	189,607	489,456	203,292
Units redeemed	(1,866,618)	(2,487,719)	(1,615,567)	(3,625,574)	(292,713)	(358,797)	(307,757)	(221,130)

Ending units	15,411,491	13,234,534	13,366,319	10,494,205	1,312,773	1,384,399	1,165,187	983,488

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(109,653)	$(77,144)	$(73,498)	$1,551	$57,330	$1,785	$(802,624)	$(243,456)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	137,450	72,681	42,380	(823,643)	(541,361)	(1,464,983)	2,336,575	1,071,499
Unrealized gain (loss)	(244,971)	382,567	(538,368)	4,120,166	(2,387,938)	5,843,028	(4,103,796)	13,645,428

Net increase (decrease) in contract owners’ equity from operations	(217,174)	378,104	(569,486)	3,298,074	(2,871,969)	4,379,830	(2,569,845)	14,473,471

Equity transactions:
Contract purchase payments (note 1)	999,044	1,048,670	1,574,637	518,848	1,615,196	1,505,694	15,542,599	6,136,636
Extra credit fund deposit (note 1)	4,905	5,570	2,545	1,622	1,132	15,038	33,427	14,461
Transfers (to) and from other subaccounts	656,466	1,018,225	(1,056,141)	(1,880,578)	(2,135,964)	(1,542,081)	1,435,124	56,973,759
Transfers (to) and from fixed dollar contract	228,184	213,973	151,145	425,955	356,849	416,198	4,091,877	2,389,095
Withdrawals and surrenders	(252,635)	(179,811)	(573,062)	(570,558)	(686,371)	(559,704)	(1,679,879)	(529,461)
Surrender charges (note 2)	(4,148)	(3,417)	(5,303)	(19,042)	(12,662)	(14,242)	(31,397)	(11,005)
Annual contract charges (note 2)	(70,600)	(42,543)	(293,496)	(279,122)	(265,448)	(251,975)	(968,258)	(393,837)
Annuity and death benefit payments	(136,674)	(98,227)	(543,243)	(497,496)	(515,979)	(637,147)	(1,613,895)	(711,556)

Net equity transactions	1,424,542	1,962,440	(742,918)	(2,300,371)	(1,643,247)	(1,068,219)	16,809,598	63,868,092

Net change in contract owners’ equity	1,207,368	2,340,544	(1,312,404)	997,703	(4,515,216)	3,311,611	14,239,753	78,341,563
Contract owners’ equity:
Beginning of period	7,696,485	5,355,941	21,181,558	20,183,855	24,462,965	21,151,354	80,843,072	2,501,509

End of period	$8,903,853	$7,696,485	$19,869,154	$21,181,558	$19,947,749	$24,462,965	$95,082,825	$80,843,072

Change in units:
Beginning units	700,242	514,922	2,370,283	2,662,821	2,809,041	2,951,808	8,569,711	296,643

Units purchased	346,916	303,922	402,513	315,820	542,680	758,294	3,025,538	9,194,119
Units redeemed	(217,079)	(118,602)	(493,424)	(608,358)	(759,474)	(901,061)	(1,336,137)	(921,051)

Ending units	830,079	700,242	2,279,372	2,370,283	2,592,247	2,809,041	10,259,112	8,569,711

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dow Target 10 Portfolios
	First Quarter Subaccount		Second Quarter Subaccount		Third Quarter Subaccount		Fourth Quarter Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,856)	$(27,427)	$(8,309)	$(29,149)	$(6,560)	$(23,341)	$(8,409)	$(25,205)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	322,800	(12,368)	527,496	5,486	141,799	(73,943)	280,271	(17,666)
Unrealized gain (loss)	(214,958)	381,834	(374,045)	489,326	(22,957)	443,997	(158,062)	405,547

Net increase (decrease) in contract owners’ equity from operations	99,986	342,039	145,142	465,663	112,282	346,713	113,800	362,676

Equity transactions:
Contract purchase payments (note 1)	15,032	26,404	226	34,362	0	9,728	26	36,383
Extra credit fund deposit (note 1)	518	21	3	50	0	11	0	70
Transfers (to) and from other subaccounts	(2,376,200)	23,135	(2,688,320)	(178,850)	(2,084,095)	(34,875)	(2,548,935)	279,058
Transfers (to) and from fixed dollar contract	15,192	68,802	(23,655)	14,448	0	7,927	(108)	5,052
Withdrawals and surrenders	(79,209)	(54,467)	(17,481)	(92,605)	(53,422)	(137,460)	(116,145)	(85,639)
Surrender charges (note 2)	(117)	(1,522)	(77)	(414)	(443)	(4,582)	(51)	(735)
Annual contract charges (note 2)	(10,489)	(17,849)	(3,247)	(17,064)	(2,216)	(13,899)	(2,754)	(17,898)
Annuity and death benefit payments	(14,640)	(41,528)	(10,045)	(29,034)	(4,134)	(18,974)	(17,816)	(59,893)

Net equity transactions	(2,449,913)	2,996	(2,742,596)	(269,107)	(2,144,310)	(192,124)	(2,685,783)	156,398

Net change in contract owners’ equity	(2,349,927)	345,035	(2,597,454)	196,556	(2,032,028)	154,589	(2,571,983)	519,074
Contract owners’ equity:
Beginning of period	2,349,927	2,004,892	2,597,454	2,400,898	2,032,028	1,877,439	2,571,983	2,052,909

End of period	$0	$2,349,927	$0	$2,597,454	$0	$2,032,028	$0	$2,571,983

Change in units:
Beginning units	225,669	224,184	214,801	239,776	219,905	242,351	223,965	212,432

Units purchased	17,898	38,638	1,980	15,978	268	32,651	374	46,939
Units redeemed	(243,567)	(37,153)	(216,781)	(40,953)	(220,173)	(55,097)	(224,339)	(35,406)

Ending units	0	225,669	0	214,801	0	219,905	0	223,965

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dow Target 5 Portfolios
	First Quarter Subaccount		Second Quarter Subaccount		Third Quarter Subaccount		Fourth Quarter Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,606)	$(9,742)	$(2,317)	$(8,672)	$(1,892)	$(6,619)	$(2,214)	$(8,365)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(86,319)	(40,562)	1,026	(29,712)	(180,947)	(67,521)	(53,885)	(63,813)
Unrealized gain (loss)	121,215	126,855	33,069	121,523	226,580	169,915	84,956	144,275

Net increase (decrease) in contract owners’ equity from operations	32,290	76,551	31,778	83,139	43,741	95,775	28,857	72,097

Equity transactions:
Contract purchase payments (note 1)	3,607	11,461	0	6,633	0	488	0	1,970
Extra credit fund deposit (note 1)	124	364	0	189	0	0	0	22
Transfers (to) and from other subaccounts	(757,846)	(38,888)	(716,764)	(51,201)	(569,346)	(29,859)	(676,018)	(71,679)
Transfers (to) and from fixed dollar contract	3,352	19,761	2,002	9,962	0	10,805	0	8,983
Withdrawals and surrenders	(33,089)	(33,626)	(6,160)	(13,367)	(13,859)	(7,567)	(3,491)	(56,183)
Surrender charges (note 2)	(129)	(555)	0	(46)	(177)	(39)	(67)	(236)
Annual contract charges (note 2)	(2,921)	(7,782)	(2,276)	(7,653)	(1,263)	(6,435)	(708)	(6,643)
Annuity and death benefit payments	(9,773)	(20,488)	(8,741)	(21,236)	(4,658)	(26,318)	(7,383)	(19,208)

Net equity transactions	(796,675)	(69,753)	(731,939)	(76,719)	(589,303)	(58,925)	(687,667)	(142,974)

Net change in contract owners’ equity	(764,385)	6,798	(700,161)	6,420	(545,562)	36,850	(658,810)	(70,877)
Contract owners’ equity:
Beginning of period	764,385	757,587	700,161	693,741	545,562	508,712	658,810	729,687

End of period	$0	$764,385	$0	$700,161	$0	$545,562	$0	$658,810

Change in units:
Beginning units	73,634	78,675	62,237	67,367	82,341	92,207	73,309	89,821

Units purchased	4,194	9,533	575	9,582	250	6,472	0	10,067
Units redeemed	(77,828)	(14,574)	(62,812)	(14,712)	(82,591)	(16,338)	(73,309)	(26,579)

Ending units	0	73,634	0	62,237	0	82,341	0	73,309

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,194)	$(9,815)	$8,294	$3,890	$4,680	$6,591
Reinvested capital gains	3,336	3,177	0	0	0	0
Realized gain (loss)	(866)	(54,712)	(28,202)	(44,630)	(8,334)	(13,092)
Unrealized gain (loss)	(1,695)	253,151	13,225	138,410	6,858	20,742

Net increase (decrease) in contract owners’ equity from operations	(8,419)	191,801	(6,683)	97,670	3,204	14,241

Equity transactions:
Contract purchase payments (note 1)	8,025	11,651	8,876	11,408	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(108,201)	(2,391)	(13,094)	(13,740)	0
Transfers (to) and from fixed dollar contract	0	0	(922)	0	0	0
Withdrawals and surrenders	(115,630)	(107,815)	(89,149)	(90,004)	(10,622)	(32,818)
Surrender charges (note 2)	(216)	(419)	(275)	(736)	(13)	0
Annual contract charges (note 2)	(1,593)	(1,775)	(931)	(1,098)	(223)	(234)
Annuity and death benefit payments	(2,239)	(1,845)	(7,138)	(8,792)	(2,596)	(2,551)

Net equity transactions	(111,653)	(208,404)	(91,930)	(102,316)	(27,194)	(35,603)

Net change in contract owners’ equity	(120,072)	(16,603)	(98,613)	(4,646)	(23,990)	(21,362)
Contract owners’ equity:
Beginning of period	1,019,496	1,036,099	799,705	804,351	110,109	131,471

End of period	$899,424	$1,019,496	$701,092	$799,705	$86,119	$110,109

Change in units:
Beginning units	59,281	73,851	46,128	52,739	7,554	10,134

Units purchased	455	790	557	735	0	0
Units redeemed	(6,865)	(15,360)	(6,115)	(7,346)	(1,801)	(2,580)

Ending units	52,871	59,281	40,570	46,128	5,753	7,554

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Worldwide Subaccount		Balanced Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(36,977)	$(11,433)	$(29,327)	$(26,945)	$(19,424)	$(20,880)	$103,676	$146,453
Reinvested capital gains	0	0	35,907	0	0	0	460,673	0
Realized gain (loss)	(183,633)	(377,087)	224,402	263,595	(97,391)	(126,857)	134,971	218,430
Unrealized gain (loss)	(118,056)	1,095,011	(1,622,015)	667,113	(274,745)	552,890	(645,655)	296,071

Net increase (decrease) in contract owners’ equity from operations	(338,666)	706,491	(1,391,033)	903,763	(391,560)	405,153	53,665	660,954

Equity transactions:
Contract purchase payments (note 1)	9,548	21,600	14,071	25,633	16,865	20,845	28,416	53,276
Extra credit fund deposit (note 1)	32	32	18	21	16	16	24	24
Transfers (to) and from other subaccounts	(132,103)	(295,373)	15,569	(44,280)	(135,989)	(43,638)	(47,469)	(176,055)
Transfers (to) and from fixed dollar contract	(18,102)	(52,931)	18,546	(201,092)	(62,073)	(23,739)	(102,993)	(111,972)
Withdrawals and surrenders	(572,769)	(606,412)	(624,247)	(382,838)	(393,330)	(330,021)	(747,509)	(1,581,381)
Surrender charges (note 2)	(1,933)	(1,392)	(552)	(895)	(2,456)	(2,247)	(4,344)	(7,696)
Annual contract charges (note 2)	(14,439)	(15,902)	(9,141)	(10,354)	(6,563)	(7,457)	(13,230)	(15,857)
Annuity and death benefit payments	(89,309)	(122,683)	(49,248)	(85,009)	(80,717)	(80,228)	(145,152)	(533,532)

Net equity transactions	(819,075)	(1,073,061)	(634,984)	(698,814)	(664,247)	(466,469)	(1,032,257)	(2,373,193)

Net change in contract owners’ equity	(1,157,741)	(366,570)	(2,026,017)	204,949	(1,055,807)	(61,316)	(978,592)	(1,712,239)
Contract owners’ equity:
Beginning of period	5,878,760	6,245,330	4,625,828	4,420,879	3,153,199	3,214,515	9,273,660	10,985,899

End of period	$4,721,019	$5,878,760	$2,599,811	$4,625,828	$2,097,392	$3,153,199	$8,295,068	$9,273,660

Change in units:
Beginning units	538,689	649,397	143,165	169,611	294,508	344,224	484,760	615,151

Units purchased	3,576	2,972	8,062	7,862	3,335	5,550	17,739	20,715
Units redeemed	(82,508)	(113,680)	(31,167)	(34,308)	(67,118)	(55,266)	(71,240)	(151,106)

Ending units	459,757	538,689	120,060	143,165	230,725	294,508	431,259	484,760

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Legg Mason Partners Variable Equity Trust - Class I
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount		Legg Mason ClearBridge Variable Equity Income Builder Subaccount		Legg Mason ClearBridge Variable Large Cap Value Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,000	$64,228	$128,777	$113,547	$137,080	$177,820
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(138,519)	(416,562)	(236,489)	(408,301)	346,280	(44,951)
Unrealized gain (loss)	(988,572)	2,399,751	487,652	716,176	(68,200)	658,903

Net increase (decrease) in contract owners’ equity from operations	(1,118,091)	2,047,417	379,940	421,422	415,160	791,772

Equity transactions:
Contract purchase payments (note 1)	1,088,645	667,411	815,241	570,031	1,894,975	879,282
Extra credit fund deposit (note 1)	3,266	1,606	339	1,376	2,804	2,247
Transfers (to) and from other subaccounts	(85,862)	(113,881)	1,265,995	449,843	(730,433)	324,079
Transfers (to) and from fixed dollar contract	163,955	295,961	263,524	67,499	416,280	457,056
Withdrawals and surrenders	(1,037,953)	(862,214)	(393,531)	(357,721)	(519,944)	(413,404)
Surrender charges (note 2)	(11,896)	(6,572)	(1,351)	(1,407)	(1,601)	(1,355)
Annual contract charges (note 2)	(131,991)	(119,147)	(33,117)	(22,845)	(95,283)	(75,811)
Annuity and death benefit payments	(421,391)	(224,854)	(186,346)	(201,410)	(162,266)	(191,656)

Net equity transactions	(433,227)	(361,690)	1,730,754	505,366	804,532	980,438

Net change in contract owners’ equity	(1,551,318)	1,685,727	2,110,694	926,788	1,219,692	1,772,210
Contract owners’ equity:
Beginning of period	15,850,795	14,165,068	4,778,537	3,851,749	11,122,994	9,350,784

End of period	$14,299,477	$15,850,795	$6,889,231	$4,778,537	$12,342,686	$11,122,994

Change in units:
Beginning units	886,934	909,513	405,445	362,614	798,771	726,884

Units purchased	239,378	142,173	350,206	156,391	402,165	279,124
Units redeemed	(245,898)	(164,752)	(209,714)	(113,560)	(339,084)	(207,237)

Ending units	880,414	886,934	545,937	405,445	861,852	798,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(53,848)	$(25,856)	$(2,257)	$(458)	$(70,178)	$(71,820)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(66,030)	(247,253)	(9,246)	(70,797)	639,334	332,030
Unrealized gain (loss)	(177,808)	1,269,122	(15,122)	123,344	(594,964)	1,351,622

Net increase (decrease) in contract owners’ equity from operations	(297,686)	996,013	(26,625)	52,089	(25,808)	1,611,832

Equity transactions:
Contract purchase payments (note 1)	120	514	82	284	138	777
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(54,906)	(199,735)	0	(19,483)	(265,908)	(176,388)
Transfers (to) and from fixed dollar contract	(62,465)	(46,650)	(16,378)	(23,548)	(11,293)	(73,862)
Withdrawals and surrenders	(522,254)	(566,721)	(46,734)	(49,842)	(915,788)	(618,209)
Surrender charges (note 2)	(976)	(923)	(20)	(28)	(695)	(715)
Annual contract charges (note 2)	(7,546)	(8,222)	(752)	(836)	(9,329)	(10,036)
Annuity and death benefit payments	(77,678)	(81,614)	(1,614)	(156,920)	(199,066)	(154,353)

Net equity transactions	(725,705)	(903,351)	(65,416)	(250,373)	(1,401,941)	(1,032,786)

Net change in contract owners’ equity	(1,023,391)	92,662	(92,041)	(198,284)	(1,427,749)	579,046
Contract owners’ equity:
Beginning of period	5,181,416	5,088,754	367,407	565,691	5,995,237	5,416,191

End of period	$4,158,025	$5,181,416	$275,366	$367,407	$4,567,488	$5,995,237

Change in units:
Beginning units	276,192	331,903	24,322	43,418	345,787	417,772

Units purchased	7	34	6	23	9	60
Units redeemed	(38,168)	(55,745)	(4,400)	(19,119)	(80,789)	(72,045)

Ending units	238,031	276,192	19,928	24,322	265,007	345,787

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
					Value
	Core Plus Fixed Income		U.S. Real Estate		Subaccount	Emerging Markets Debt
	Subaccount		Subaccount		(note 4)	Subaccount
	2011	2010	2011	2010	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$35,671	$86,527	$(16,786)	$48,930	$359	$217	$203
Reinvested capital gains	0	0	0	0	0	88	0
Realized gain (loss)	(8,974)	(44,136)	(68,965)	(692,595)	(12,031)	318	4
Unrealized gain (loss)	35,076	53,432	284,134	1,740,699	11,131	(315)	379

Net increase (decrease) in contract owners’ equity from operations	61,773	95,823	198,383	1,097,034	(541)	308	586

Equity transactions:
Contract purchase payments (note 1)	876	1,265	46,129	38,308	0	0	0
Extra credit fund deposit (note 1)	0	0	499	268	0	0	0
Transfers (to) and from other subaccounts	57,616	162,952	(142,519)	(710,772)	(31,153)	0	0
Transfers (to) and from fixed dollar contract	0	0	(41,805)	(57,240)	0	0	0
Withdrawals and surrenders	(158,504)	(425,836)	(832,026)	(825,585)	0	(7,994)	0
Surrender charges (note 2)	(74)	(1,630)	(2,236)	(2,195)	0	(7)	0
Annual contract charges (note 2)	(1,848)	(2,644)	(8,107)	(9,974)	(1)	0	(7)
Annuity and death benefit payments	(23,098)	(49,858)	(105,666)	(160,437)	0	0	0

Net equity transactions	(125,032)	(315,751)	(1,085,731)	(1,727,627)	(31,154)	(8,001)	(7)

Net change in contract owners’ equity	(63,259)	(219,928)	(887,348)	(630,593)	(31,695)	(7,693)	579
Contract owners’ equity:
Beginning of period	1,491,833	1,711,761	4,338,085	4,968,678	31,695	7,693	7,114

End of period	$1,428,574	$1,491,833	$3,450,737	$4,338,085	$0	$0	$7,693

Change in units:
Beginning units	99,664	120,799	149,488	222,432	2,603	345	345

Units purchased	10,588	27,609	7,515	26,191	0	0	0
Units redeemed	(18,778)	(48,744)	(44,617)	(99,135)	(2,603)	(345)	0

Ending units	91,474	99,664	112,386	149,488	0	0	345

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(210,901)	$(1,500,073)	$109,941	$48,036	$(89,094)	$(100,816)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(3,932,888)	(9,738,015)	(409,274)	(1,364,192)	367,158	277,950
Unrealized gain (loss)	(20,586,322)	45,615,015	1,201,577	4,853,313	(654,248)	802,357

Net increase (decrease) in contract owners’ equity from operations	(24,730,111)	34,376,927	902,244	3,537,157	(376,184)	979,491

Equity transactions:
Contract purchase payments (note 1)	4,105,703	4,864,559	351,608	377,691	92,776	131,135
Extra credit fund deposit (note 1)	14,568	14,946	2,911	1,824	316	2,692
Transfers (to) and from other subaccounts	(5,103,649)	8,232,293	(1,628,752)	(1,552,695)	(518,892)	(609,190)
Transfers (to) and from fixed dollar contract	957,266	2,110,706	(17,778)	(69,069)	(52,181)	(75,316)
Withdrawals and surrenders	(12,948,172)	(9,670,301)	(2,142,523)	(2,001,650)	(802,360)	(890,104)
Surrender charges (note 2)	(100,566)	(124,781)	(13,360)	(15,616)	(2,814)	(8,170)
Annual contract charges (note 2)	(3,690,335)	(3,727,080)	(242,328)	(253,559)	(76,723)	(89,715)
Annuity and death benefit payments	(9,426,585)	(8,798,838)	(893,847)	(890,209)	(283,408)	(322,580)

Net equity transactions	(26,191,770)	(7,098,496)	(4,584,069)	(4,403,283)	(1,643,286)	(1,861,248)

Net change in contract owners’ equity	(50,921,881)	27,278,431	(3,681,825)	(866,126)	(2,019,470)	(881,757)
Contract owners’ equity:
Beginning of period	353,514,075	326,235,644	31,662,423	32,528,549	11,317,836	12,199,593

End of period	$302,592,194	$353,514,075	$27,980,598	$31,662,423	$9,298,366	$11,317,836

Change in units:
Beginning units	35,146,033	35,556,713	3,101,134	3,550,196	994,729	1,171,449

Units purchased	4,520,938	6,303,423	157,298	244,327	85,462	213,281
Units redeemed	(6,869,903)	(6,714,103)	(591,503)	(693,389)	(229,898)	(390,001)

Ending units	32,797,068	35,146,033	2,666,929	3,101,134	850,293	994,729

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,444,787	$42,549	$(1,805,634)	$(1,209,321)	$(9,353)	$(17,126)	$3,856,685	$752,640
Reinvested capital gains	0	0	11,959,615	9,740,344	0	0	0	0
Realized gain (loss)	8,940,338	7,664,307	3,399,764	7,319,718	120,289	51,921	3,611,624	(1,267,600)
Unrealized gain (loss)	(80,534,756)	49,552,421	(28,221,168)	5,482,704	(126,079)	302,479	(47,237,745)	27,571,008

Net increase (decrease) in contract owners’ equity from operations	(69,149,631)	57,259,277	(14,667,423)	21,333,445	(15,143)	337,274	(39,769,436)	27,056,048

Equity transactions:
Contract purchase payments (note 1)	36,336,291	32,580,686	19,668,311	17,193,743	308,764	192,974	78,303,035	60,887,370
Extra credit fund deposit (note 1)	69,176	77,204	35,240	36,506	988	672	125,674	109,639
Transfers (to) and from other subaccounts	3,225,661	2,701,378	36,815,662	(37,578,177)	149,402	230,570	8,296,320	19,935,279
Transfers (to) and from fixed dollar contract	8,710,115	13,446,236	4,789,012	7,116,594	11,465	148,639	19,018,680	26,824,410
Withdrawals and surrenders	(8,711,582)	(6,041,880)	(4,755,502)	(3,156,880)	(297,011)	(316,593)	(9,246,629)	(5,047,370)
Surrender charges (note 2)	(106,249)	(96,324)	(37,179)	(45,096)	(1,012)	(1,681)	(142,049)	(118,136)
Annual contract charges (note 2)	(3,344,450)	(2,745,305)	(1,416,326)	(1,198,237)	(32,468)	(25,494)	(5,086,017)	(3,892,206)
Annuity and death benefit payments	(5,557,860)	(4,110,438)	(2,424,977)	(2,224,990)	(60,037)	(22,855)	(8,287,509)	(6,554,705)

Net equity transactions	30,621,102	35,811,557	52,674,241	(19,856,537)	80,091	206,232	82,981,505	92,144,281

Net change in contract owners’ equity	(38,528,529)	93,070,834	38,006,818	1,476,908	64,948	543,506	43,212,069	119,200,329
Contract owners’ equity:
Beginning of period	347,551,273	254,480,439	122,521,153	121,044,245	3,183,431	2,639,925	434,926,882	315,726,553

End of period	$309,022,744	$347,551,273	$160,527,971	$122,521,153	$3,248,379	$3,183,431	$478,138,951	$434,926,882

Change in units:
Beginning units	10,140,440	8,888,289	6,131,757	7,327,499	298,629	275,609	36,678,287	28,025,757

Units purchased	4,063,817	3,469,365	4,492,034	2,135,322	107,657	87,895	13,339,256	14,145,801
Units redeemed	(2,418,865)	(2,217,214)	(1,319,569)	(3,331,064)	(104,097)	(64,875)	(5,941,315)	(5,493,271)

Ending units	11,785,392	10,140,440	9,304,222	6,131,757	302,189	298,629	44,076,228	36,678,287

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

					Fidelity Variable Insurance
					Products Fund -
	The Prudential Series Fund, Inc. - Class II				Service Class 2
	Jennison 20/20 Focus		Jennison		VIP Mid Cap
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,286,687)	$(4,181,094)	$(196,487)	$(162,493)	$(4,606,363)	$(2,889,198)
Reinvested capital gains	0	0	0	0	780,376	806,366
Realized gain (loss)	31,990,601	6,415,657	643,800	259,073	6,655,592	3,808,322
Unrealized gain (loss)	(42,545,707)	42,421,714	(722,466)	1,225,790	(58,268,828)	57,675,744

Net increase (decrease) in contract owners’ equity from operations	(15,841,793)	44,656,277	(275,153)	1,322,370	(55,439,223)	59,401,234

Equity transactions:
Contract purchase payments (note 1)	59,176,069	46,263,471	1,490,745	1,021,423	36,733,210	20,407,780
Extra credit fund deposit (note 1)	117,640	110,110	181	163	95,201	72,997
Transfers (to) and from other subaccounts	(121,145,091)	99,159,726	354,812	(82,434)	148,895,562	3,209,577
Transfers (to) and from fixed dollar contract	14,258,517	17,825,771	173,835	256,674	7,151,344	5,975,434
Withdrawals and surrenders	(8,649,864)	(6,154,797)	(403,505)	(306,453)	(13,767,857)	(8,203,170)
Surrender charges (note 2)	(109,603)	(112,760)	(697)	(1,899)	(121,016)	(99,000)
Annual contract charges (note 2)	(4,325,568)	(3,300,367)	(133,675)	(107,314)	(3,309,621)	(2,087,949)
Annuity and death benefit payments	(7,080,704)	(5,858,461)	(300,852)	(231,747)	(6,254,487)	(5,450,667)

Net equity transactions	(67,758,604)	147,932,693	1,180,844	548,413	169,422,336	13,825,002

Net change in contract owners’ equity	(83,600,397)	192,588,970	905,691	1,870,783	113,983,113	73,226,236
Contract owners’ equity:
Beginning of period	436,239,151	243,650,181	13,983,292	12,112,509	292,041,961	218,815,725

End of period	$352,638,754	$436,239,151	$14,888,983	$13,983,292	$406,025,074	$292,041,961

Change in units:
Beginning units	29,042,935	17,117,109	1,809,973	1,727,780	12,155,036	11,484,715

Units purchased	7,517,975	16,373,684	621,846	423,009	10,940,920	3,151,190
Units redeemed	(11,360,400)	(4,447,858)	(486,020)	(340,816)	(3,168,531)	(2,480,869)

Ending units	25,200,510	29,042,935	1,945,799	1,809,973	19,927,425	12,155,036

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Contrafund Subaccount		VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,924,814)	$(813,486)	$(393,899)	$(341,488)	$1,249,221	$444,980	$(298,498)	$364,551
Reinvested capital gains	0	162,262	116,986	92,349	0	0	0	0
Realized gain (loss)	3,608,912	(4,590,766)	1,214,114	(331,529)	(1,585,508)	(4,491,796)	4,274,559	1,888,651
Unrealized gain (loss)	(17,446,410)	56,284,992	(1,584,029)	6,037,448	(529,966)	19,767,990	2,941,383	13,425,864

Net increase (decrease) in contract owners’ equity from operations	(15,762,312)	51,043,002	(646,828)	5,456,780	(866,253)	15,721,174	6,917,444	15,679,066

Equity transactions:
Contract purchase payments (note 1)	31,162,997	26,551,941	2,293,781	1,442,865	6,397,336	8,018,815	17,437,266	7,688,956
Extra credit fund deposit (note 1)	65,452	83,857	9,763	3,810	27,187	36,632	34,478	18,273
Transfers (to) and from other subaccounts	(20,904,737)	(9,386,435)	3,498,297	(386,032)	(6,046,679)	(4,315,217)	699,811	62,506,418
Transfers (to) and from fixed dollar contract	5,526,175	8,942,171	(510,386)	337,779	947,138	2,548,237	3,324,978	2,831,858
Withdrawals and surrenders	(13,537,445)	(10,715,252)	(2,276,032)	(1,740,593)	(4,331,123)	(3,590,128)	(2,425,205)	(768,195)
Surrender charges (note 2)	(111,573)	(147,632)	(17,819)	(13,988)	(47,628)	(53,734)	(32,547)	(13,995)
Annual contract charges (note 2)	(3,534,706)	(3,036,705)	(269,136)	(197,665)	(1,323,821)	(1,198,443)	(1,120,882)	(460,899)
Annuity and death benefit payments	(6,852,843)	(6,008,923)	(786,520)	(456,070)	(3,213,928)	(2,596,910)	(1,893,207)	(838,856)

Net equity transactions	(8,186,680)	6,283,022	1,941,948	(1,009,894)	(7,591,518)	(1,150,748)	16,024,692	70,963,560

Net change in contract owners’ equity	(23,948,992)	57,326,024	1,295,120	4,446,886	(8,457,771)	14,570,426	22,942,136	86,642,626
Contract owners’ equity:
Beginning of period	384,820,830	327,494,806	30,631,421	26,184,535	129,281,598	114,711,172	93,664,032	7,021,406

End of period	$360,871,838	$384,820,830	$31,926,541	$30,631,421	$120,823,827	$129,281,598	$116,606,168	$93,664,032

Change in units:
Beginning units	29,401,005	28,853,925	4,421,625	4,640,543	10,860,116	10,879,255	10,136,960	979,626

Units purchased	5,069,102	5,518,598	2,423,588	871,308	1,758,204	2,151,402	4,060,742	10,709,505
Units redeemed	(5,698,370)	(4,971,518)	(2,218,081)	(1,090,226)	(2,411,261)	(2,170,541)	(2,487,131)	(1,552,171)

Ending units	28,771,737	29,401,005	4,627,132	4,421,625	10,207,059	10,860,116	11,710,571	10,136,960

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Service Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount		Overseas Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(216,750)	$(233,537)	$(154,519)	$(150,840)	$1,099,337	$1,376,454	$(2,889,753)	$(2,363,489)
Reinvested capital gains	0	0	0	0	5,920,782	0	3,096,352	0
Realized gain (loss)	677,150	201,140	866,628	631,066	2,025,475	1,829,915	3,893,987	7,926,657
Unrealized gain (loss)	(2,148,625)	3,089,203	(3,644,547)	2,023,311	(8,945,793)	3,776,059	(124,359,641)	60,194,242

Net increase (decrease) in contract owners’ equity from operations	(1,688,225)	3,056,806	(2,932,438)	2,503,537	99,801	6,982,428	(120,259,055)	65,757,410

Equity transactions:
Contract purchase payments (note 1)	1,397,238	1,706,720	2,398,548	2,349,481	10,365,316	8,630,760	21,603,036	23,857,577
Extra credit fund deposit (note 1)	2,512	6,579	10,035	9,283	25,721	36,971	85,462	97,848
Transfers (to) and from other subaccounts	(2,812,400)	(939,429)	(1,845,959)	(1,849,230)	6,558,259	9,075,787	1,845,746	(12,768,125)
Transfers (to) and from fixed dollar contract	197,201	583,567	345,975	1,047,166	1,046,112	3,571,047	4,392,516	7,913,436
Withdrawals and surrenders	(1,191,522)	(1,092,320)	(819,049)	(749,581)	(5,964,424)	(5,031,089)	(10,116,426)	(8,665,362)
Surrender charges (note 2)	(11,120)	(9,735)	(5,682)	(8,299)	(41,504)	(36,483)	(109,862)	(120,137)
Annual contract charges (note 2)	(226,078)	(203,814)	(154,057)	(154,111)	(964,466)	(756,983)	(3,111,631)	(3,002,520)
Annuity and death benefit payments	(544,454)	(695,538)	(253,738)	(269,050)	(2,042,027)	(1,969,772)	(6,441,436)	(5,700,810)

Net equity transactions	(3,188,623)	(643,970)	(323,927)	375,659	8,982,987	13,520,238	8,147,405	1,611,907

Net change in contract owners’ equity	(4,876,848)	2,412,836	(3,256,365)	2,879,196	9,082,788	20,502,666	(112,111,650)	67,369,317
Contract owners’ equity:
Beginning of period	26,394,429	23,981,593	20,808,627	17,929,431	113,189,957	92,687,291	357,553,819	290,184,502

End of period	$21,517,581	$26,394,429	$17,552,262	$20,808,627	$122,272,745	$113,189,957	$245,442,169	$357,553,819

Change in units:
Beginning units	3,983,756	4,084,057	3,316,104	3,289,126	8,127,206	7,095,139	21,396,533	21,409,601

Units purchased	455,951	690,758	926,746	1,161,021	2,499,960	2,592,415	6,059,525	5,150,859
Units redeemed	(1,001,888)	(791,059)	(961,704)	(1,134,043)	(1,810,272)	(1,560,348)	(5,303,824)	(5,163,927)

Ending units	3,437,819	3,983,756	3,281,146	3,316,104	8,816,894	8,127,206	22,152,234	21,396,533

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(163,157)	$(189,216)	$43,270	$(151,543)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	1,544,594	1,518,235	9,072,587	8,666,076
Unrealized gain (loss)	(2,059,927)	1,949,213	(7,768,119)	18,324,277

Net increase (decrease) in contract owners’ equity from operations	(678,490)	3,278,232	1,347,738	26,838,810

Equity transactions:
Contract purchase payments (note 1)	398,467	462,148	6,663,829	5,047,980
Extra credit fund deposit (note 1)	1,039	5,175	16,756	11,263
Transfers (to) and from other subaccounts	(1,180,447)	(712,727)	(5,861,308)	(12,488,710)
Transfers (to) and from fixed dollar contract	8,885	96,419	684,250	2,214,833
Withdrawals and surrenders	(1,321,272)	(858,408)	(5,898,465)	(5,052,657)
Surrender charges (note 2)	(3,824)	(5,321)	(42,040)	(47,010)
Annual contract charges (note 2)	(112,734)	(107,670)	(1,329,342)	(1,227,207)
Annuity and death benefit payments	(354,224)	(402,063)	(2,904,893)	(3,713,865)

Net equity transactions	(2,564,110)	(1,522,447)	(8,671,213)	(15,255,373)

Net change in contract owners’ equity	(3,242,600)	1,755,785	(7,323,475)	11,583,437
Contract owners’ equity:
Beginning of period	15,916,701	14,160,916	145,223,424	133,639,987

End of period	$12,674,101	$15,916,701	$137,899,949	$145,223,424

Change in units:
Beginning units	1,170,526	1,307,460	6,903,588	7,738,677

Units purchased	183,814	362,028	930,498	952,858
Units redeemed	(365,617)	(498,962)	(1,311,736)	(1,787,947)

Ending units	988,723	1,170,526	6,522,350	6,903,588

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Growth & Income Subaccount		Small Cap Growth Subaccount		Dynamic Asset Allocation Subaccount
	2011	2010	2011	2010	2011 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(266)	$(2,172)	$(391)	$(308)	$(18,927)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	(6,744)	(33,352)	192	101	932
Unrealized gain (loss)	13,518	48,364	949	7,178	58,449

Net increase (decrease) in contract owners’ equity from operations	6,508	12,840	750	6,971	40,454

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	2,441,143
Extra credit fund deposit (note 1)	0	0	0	0	9,490
Transfers (to) and from other subaccounts	0	(33,134)	0	0	6,210,290
Transfers (to) and from fixed dollar contract	0	0	0	0	277,710
Withdrawals and surrenders	(31,841)	(41,235)	0	0	(32,015)
Surrender charges (note 2)	(6)	(15)	0	0	(311)
Annual contract charges (note 2)	(173)	(200)	(20)	(18)	(11,168)
Annuity and death benefit payments	0	(459)	0	0	(36,165)

Net equity transactions	(32,020)	(75,043)	(20)	(18)	8,858,974

Net change in contract owners’ equity	(25,512)	(62,203)	730	6,953	8,899,428
Contract owners’ equity:
Beginning of period	137,445	199,648	27,051	20,098	0

End of period	$111,933	$137,445	$27,781	$27,051	$8,899,428

Change in units:
Beginning units	13,562	21,914	1,666	1,667	0

Units purchased	0	0	0	0	989,734
Units redeemed	(3,004)	(8,352)	(1)	(1)	(74,285)

Ending units	10,558	13,562	1,665	1,666	915,449

(a)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	MFS Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(217,513)	$(141,422)	$(80,410)	$(74,353)	$(296,841)	$(271,645)	$635,039	$793,702
Reinvested capital gains	2,104,006	0	0	0	0	0	0	0
Realized gain (loss)	1,204,873	713,775	372,664	215,862	318,753	(631,925)	340,584	(568,401)
Unrealized gain (loss)	(5,210,536)	2,798,382	(282,965)	639,699	(1,689,437)	6,177,424	(753,747)	4,504,893

Net increase (decrease) in contract owners’ equity from operations	(2,119,170)	3,370,735	9,289	781,208	(1,667,525)	5,273,854	221,876	4,730,194

Equity transactions:
Contract purchase payments (note 1)	1,266,512	687,403	603,480	1,055,375	1,701,484	1,371,303	2,765,908	2,911,371
Extra credit fund deposit (note 1)	3,988	2,195	779	4,889	3,693	1,543	2,591	1,875
Transfers (to) and from other subaccounts	99,808	2,524,671	117,293	(1,156,684)	(309,206)	(1,842,598)	(1,555,745)	(2,484,574)
Transfers (to) and from fixed dollar contract	106,991	290,196	178,121	90,427	(46,602)	200,493	298,546	1,398,161
Withdrawals and surrenders	(689,977)	(478,891)	(286,502)	(270,230)	(905,642)	(637,321)	(4,227,871)	(3,535,423)
Surrender charges (note 2)	(8,994)	(9,196)	(3,222)	(2,518)	(8,415)	(8,973)	(24,679)	(33,039)
Annual contract charges (note 2)	(172,479)	(113,077)	(69,915)	(64,273)	(256,253)	(235,123)	(419,429)	(395,531)
Annuity and death benefit payments	(284,082)	(190,111)	(123,392)	(144,072)	(618,776)	(517,434)	(1,518,723)	(1,988,920)

Net equity transactions	321,767	2,713,190	416,642	(487,086)	(439,717)	(1,668,110)	(4,679,402)	(4,126,080)

Net change in contract owners’ equity	(1,797,403)	6,083,925	425,931	294,122	(2,107,242)	3,605,744	(4,457,526)	604,114
Contract owners’ equity:
Beginning of period	16,094,280	10,010,355	7,638,145	7,344,023	23,577,965	19,972,221	60,835,274	60,231,160

End of period	$14,296,877	$16,094,280	$8,064,076	$7,638,145	$21,470,723	$23,577,965	$56,377,748	$60,835,274

Change in units:
Beginning units	995,905	827,778	677,749	721,039	2,646,417	2,864,639	4,588,367	4,909,856

Units purchased	745,713	542,162	254,699	226,415	625,148	606,705	609,341	731,520
Units redeemed	(737,758)	(374,035)	(211,560)	(269,705)	(689,456)	(824,927)	(946,118)	(1,053,009)

Ending units	1,003,860	995,905	720,888	677,749	2,582,109	2,646,417	4,251,590	4,588,367

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		Commodity RealReturn Strategy Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,683,656	$559,689	$20,377,069	$14,083,368	$2,956,298	$3,394,983	$19,620,266	$14,252,038
Reinvested capital gains	16,998,253	4,384,057	22,353,430	40,799,124	5,232,996	4,748,304	0	2,088,959
Realized gain (loss)	14,426,576	4,692,277	8,370,174	14,952,869	4,765,311	1,427,080	499,905	254,971
Unrealized gain (loss)	19,748,164	16,929,579	(18,344,034)	7,238,029	661,416	10,046,551	(36,113,881)	7,323,790

Net increase (decrease) in contract owners’ equity from operations	55,856,649	26,565,602	32,756,639	77,073,390	13,616,021	19,616,918	(15,993,710)	23,919,758

Equity transactions:
Contract purchase payments (note 1)	77,507,459	57,946,572	214,840,647	182,319,912	26,757,249	37,215,471	21,497,982	15,651,141
Extra credit fund deposit (note 1)	179,517	172,109	454,856	450,246	49,289	76,021	32,615	29,837
Transfers (to) and from other subaccounts	(43,410,296)	79,655,488	(82,522,072)	98,769,526	(3,699,093)	(122,995,701)	30,448,575	(1,015,420)
Transfers (to) and from fixed dollar contract	21,301,175	31,630,051	57,499,517	93,338,382	7,634,198	19,422,364	4,144,101	8,850,687
Withdrawals and surrenders	(23,056,444)	(15,243,286)	(43,133,154)	(30,742,468)	(7,329,563)	(5,924,742)	(3,047,223)	(1,431,170)
Surrender charges (note 2)	(339,256)	(218,562)	(670,000)	(531,162)	(93,524)	(88,144)	(51,389)	(36,759)
Annual contract charges (note 2)	(5,677,334)	(4,077,770)	(16,136,939)	(13,096,460)	(2,317,846)	(2,416,618)	(1,644,924)	(1,058,031)
Annuity and death benefit payments	(11,673,323)	(9,934,663)	(31,138,846)	(25,593,668)	(4,512,282)	(4,488,209)	(2,927,684)	(1,710,770)

Net equity transactions	14,831,498	139,929,939	99,194,009	304,914,308	16,488,428	(79,199,558)	48,452,053	19,279,515

Net change in contract owners’ equity	70,688,147	166,495,541	131,950,648	381,987,698	30,104,449	(59,582,640)	32,458,343	43,199,273
Contract owners’ equity:
Beginning of period	524,072,712	357,577,171	1,434,897,924	1,052,910,226	209,344,867	268,927,507	126,957,200	83,757,927

End of period	$594,760,859	$524,072,712	$1,566,848,572	$1,434,897,924	$239,449,316	$209,344,867	$159,415,543	$126,957,200

Change in units:
Beginning units	34,133,472	24,728,496	93,230,133	72,649,542	12,463,732	17,543,781	11,799,398	9,591,976

Units purchased	13,640,258	16,014,333	36,471,449	41,145,817	5,302,015	6,520,586	8,303,237	5,163,307
Units redeemed	(11,861,710)	(6,609,357)	(27,988,380)	(20,565,226)	(4,070,149)	(11,600,635)	(4,017,945)	(2,955,885)

Ending units	35,912,020	34,133,472	101,713,202	93,230,133	13,695,598	12,463,732	16,084,690	11,799,398

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Calvert Variable		Dreyfus Variable Investment Fund -
	Series, Inc.		Service Shares		Royce Capital Fund - Investment Class
	VP SRI Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,961)	$(2,887)	$29,003	$96,489	$(2,762,905)	$(2,657,910)	$1,492,189	$780,404
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,818	5,591	907,774	111,283	9,041,459	5,267,208	4,266,191	585,554
Unrealized gain (loss)	(10,644)	33,077	891,516	2,361,931	(21,601,736)	40,796,814	(24,868,898)	28,755,869

Net increase (decrease) in contract owners’ equity from operations	(4,787)	35,781	1,828,293	2,569,703	(15,323,182)	43,406,112	(19,110,518)	30,121,827

Equity transactions:
Contract purchase payments (note 1)	1,378	3,191	3,224,895	1,570,463	33,918,492	25,574,675	9,361,177	7,283,360
Extra credit fund deposit (note 1)	0	0	2,624	871	68,000	57,121	36,753	33,948
Transfers (to) and from other subaccounts	(1,543)	1,113	4,070,501	872,301	19,275,093	14,321,943	(3,219,233)	468,634
Transfers (to) and from fixed dollar contract	(9,248)	(6,330)	253,892	618,625	8,198,138	9,681,720	1,679,341	2,435,337
Withdrawals and surrenders	(14,637)	(35,677)	(549,410)	(550,875)	(8,931,931)	(5,670,222)	(3,644,495)	(2,805,585)
Surrender charges (note 2)	(137)	(1,433)	(2,868)	(4,271)	(83,919)	(84,163)	(28,712)	(40,893)
Annual contract charges (note 2)	(388)	(536)	(223,378)	(171,594)	(2,897,273)	(2,115,905)	(1,288,017)	(1,070,185)
Annuity and death benefit payments	(1,069)	(979)	(475,316)	(328,895)	(5,200,503)	(5,049,357)	(2,472,692)	(2,959,163)

Net equity transactions	(25,644)	(40,651)	6,300,940	2,006,625	44,346,097	36,715,812	424,122	3,345,453

Net change in contract owners’ equity	(30,431)	(4,870)	8,129,233	4,576,328	29,022,915	80,121,924	(18,686,396)	33,467,280
Contract owners’ equity:
Beginning of period	258,084	262,954	21,973,886	17,397,558	280,078,423	199,956,499	141,194,126	107,726,846

End of period	$227,653	$258,084	$30,103,119	$21,973,886	$309,101,338	$280,078,423	$122,507,730	$141,194,126

Change in units:
Beginning units	29,665	35,022	1,536,716	1,382,187	12,223,754	10,295,119	5,728,780	5,560,538

Units purchased	670	551	995,981	364,184	4,811,595	4,064,227	1,562,765	1,433,497
Units redeemed	(3,497)	(5,908)	(559,330)	(209,655)	(2,355,230)	(2,135,592)	(1,474,141)	(1,265,255)

Ending units	26,838	29,665	1,973,367	1,536,716	14,680,119	12,223,754	5,817,404	5,728,780

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		International Growth Equity Subaccount (note 4)	Growth Subaccount
	2011	2010	2011	2010	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$540,170	$791,672	$(748,853)	$1,887,683	$2,509,752	$(208,194)	$(146,790)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	94,759	(33,979)	2,885,564	(9,379,128)	(23,911,966)	1,117,456	858,166
Unrealized gain (loss)	336,580	284,057	2,110,459	34,786,433	(12,668,552)	(2,082,990)	1,180,847

Net increase (decrease) in contract owners’ equity from operations	971,509	1,041,750	4,247,170	27,294,988	(34,070,766)	(1,173,728)	1,892,223

Equity transactions:
Contract purchase payments (note 1)	4,566,338	4,394,962	2,875,338	12,643,764	21,647,154	2,019,055	1,833,527
Extra credit fund deposit (note 1)	8,984	8,880	13,511	30,923	38,517	23,597	27,807
Transfers (to) and from other subaccounts	(902,888)	600,724	(6,155,960)	(103,166,963)	(240,194,390)	5,508,223	(4,005,794)
Transfers (to) and from fixed dollar contract	872,593	990,603	42,940	5,313,076	10,344,163	104,635	287,420
Withdrawals and surrenders	(909,939)	(363,024)	(4,447,815)	(4,379,871)	(1,283,426)	(251,170)	(277,959)
Surrender charges (note 2)	(8,330)	(5,281)	(43,902)	(88,245)	(34,886)	(8,424)	(7,939)
Annual contract charges (note 2)	(249,378)	(207,242)	(938,798)	(1,391,377)	(1,153,161)	(177,121)	(129,209)
Annuity and death benefit payments	(553,429)	(344,056)	(2,303,157)	(2,699,789)	(1,907,621)	(314,816)	(187,491)

Net equity transactions	2,823,951	5,075,566	(10,957,843)	(93,738,482)	(212,543,650)	6,903,979	(2,459,638)

Net change in contract owners’ equity	3,795,460	6,117,316	(6,710,673)	(66,443,494)	(246,614,416)	5,730,251	(567,415)
Contract owners’ equity:
Beginning of period	23,167,184	17,049,868	100,978,607	167,422,101	246,614,416	12,266,626	12,834,041

End of period	$26,962,644	$23,167,184	$94,267,934	$100,978,607	$0	$17,996,877	$12,266,626

Change in units:
Beginning units	1,790,005	1,386,239	4,734,817	9,882,435	29,629,485	1,009,282	1,279,528

Units purchased	942,774	1,164,500	538,012	1,677,617	5,612,756	1,226,225	516,449
Units redeemed	(708,080)	(760,734)	(1,019,530)	(6,825,235)	(35,242,241)	(690,529)	(786,695)

Ending units	2,024,699	1,790,005	4,253,299	4,734,817	0	1,544,978	1,009,282

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco Van Kampen V.I. Value Series I		Invesco Van Kampen V.I. Intl. Growth Equity Series II		Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount
	Subaccount (note 4)		Subaccount (note 4)		(note 4)	(note 4)
	2011	2010	2011	2010	2011	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$553	$(191)	$600,166	$(422,879)	$(197)	$(161,170)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	8,210	16	4,804,535	4,099,680	(508)	(343,688)
Unrealized gain (loss)	(5,347)	5,347	(3,648,256)	3,648,256	(3,249)	(2,743,737)

Net increase (decrease) in contract owners’ equity from operations	3,416	5,172	1,756,445	7,325,057	(3,954)	(3,248,595)

Equity transactions:
Contract purchase payments (note 1)	0	0	363,704	3,734,525	0	1,073,225
Extra credit fund deposit (note 1)	0	0	916	5,262	0	1,236
Transfers (to) and from other subaccounts	(39,674)	31,153	(21,448,095)	7,462,886	39,674	19,996,710
Transfers (to) and from fixed dollar contract	0	0	38,285	2,457,786	0	186,741
Withdrawals and surrenders	0	0	(145,167)	(428,041)	(7,358)	(449,677)
Surrender charges (note 2)	0	0	(1,697)	(10,791)	(6)	(3,265)
Annual contract charges (note 2)	(1)	(66)	(64,906)	(374,289)	(65)	(152,733)
Annuity and death benefit payments	0	0	(125,072)	(546,808)	0	(241,130)

Net equity transactions	(39,675)	31,087	(21,382,032)	12,300,530	32,245	20,411,107

Net change in contract owners’ equity	(36,259)	36,259	(19,625,587)	19,625,587	28,291	17,162,512
Contract owners’ equity:
Beginning of period	36,259	0	19,625,587	0	0	0

End of period	$0	$36,259	$0	$19,625,587	$28,291	$17,162,512

Change in units:
Beginning units	2,598	0	2,172,773	0	0	0

Units purchased	0	2,603	169,396	34,738,908	2,598	2,388,947
Units redeemed	(2,598)	(5)	(2,342,169)	(32,566,135)	(541)	(327,341)

Ending units	0	2,598	0	2,172,773	2,057	2,061,606

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Franklin Income Securities		Franklin Flex Cap Growth Securities		Templeton Foreign Securities
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,917,937	$6,907,490	$(1,512,655)	$(1,799,166)	$764,881	$(255,791)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(570,278)	(2,199,107)	5,486,795	(3,106,188)	1,659,276	(2,477,654)
Unrealized gain (loss)	(3,805,348)	9,125,381	(9,123,270)	19,475,768	(22,776,941)	28,047,583

Net increase (decrease) in contract owners’ equity from operations	1,542,311	13,833,764	(5,149,130)	14,570,414	(20,352,784)	25,314,138

Equity transactions:
Contract purchase payments (note 1)	1,572,766	1,530,498	1,409,136	2,024,046	2,433,146	1,984,834
Extra credit fund deposit (note 1)	1,688	2,441	4,068	4,198	9,185	6,894
Transfers (to) and from other subaccounts	(1,988,214)	(4,685,740)	(18,004,541)	(34,397,343)	2,864,755	90,031,291
Transfers (to) and from fixed dollar contract	482,770	1,369,954	461,854	1,223,517	556,010	790,422
Withdrawals and surrenders	(7,653,314)	(4,619,153)	(4,070,190)	(2,958,921)	(5,847,027)	(3,109,850)
Surrender charges (note 2)	(49,383)	(51,267)	(33,333)	(52,757)	(38,270)	(36,814)
Annual contract charges (note 2)	(1,218,311)	(1,199,730)	(1,352,187)	(1,640,114)	(1,961,720)	(1,370,534)
Annuity and death benefit payments	(4,041,082)	(3,609,163)	(3,151,790)	(3,641,641)	(4,641,583)	(3,321,253)

Net equity transactions	(12,893,080)	(11,262,160)	(24,736,983)	(39,439,015)	(6,625,504)	84,974,990

Net change in contract owners’ equity	(11,350,769)	2,571,604	(29,886,113)	(24,868,601)	(26,978,288)	110,289,128
Contract owners’ equity:
Beginning of period	136,259,151	133,687,547	131,051,774	155,920,375	184,820,758	74,531,630

End of period	$124,908,382	$136,259,151	$101,165,661	$131,051,774	$157,842,470	$184,820,758

Change in units:
Beginning units	10,661,300	11,617,566	10,455,060	14,250,752	14,241,608	6,136,748

Units purchased	1,170,606	1,608,543	1,255,963	1,498,841	1,912,600	10,384,824
Units redeemed	(2,161,179)	(2,564,809)	(3,117,024)	(5,294,533)	(2,351,223)	(2,279,964)

Ending units	9,670,727	10,661,300	8,593,999	10,455,060	13,802,985	14,241,608

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Neuberger Berman Advisers Management Trust - S Class		ALPS Variable Insurance Trust - Class II		Federated Insurance Series - Service Shares
	AMT Regency Subaccount		AVS Listed Private Equity Subaccount		Kaufmann Fund II Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(512,782)	$(551,752)	$(872)	$1,284,066	$(104,830)	$(277,829)
Reinvested capital gains	0	0	0	783,114	0	0
Realized gain (loss)	2,666,126	1,707,848	(364,946)	754,915	1,086,100	785,503
Unrealized gain (loss)	(5,971,291)	11,805,420	355,576	(876,292)	(4,400,294)	2,679,111

Net increase (decrease) in contract owners’ equity from operations	(3,817,947)	12,961,516	(10,242)	1,945,803	(3,419,024)	3,186,785

Equity transactions:
Contract purchase payments (note 1)	1,530,642	1,791,037	138	1,447,412	1,958,551	3,280,342
Extra credit fund deposit (note 1)	3,393	4,415	0	5,050	3,061	2,542
Transfers (to) and from other subaccounts	(743,030)	(7,375,606)	(4,330,313)	(6,551,227)	(2,449,963)	(3,348,338)
Transfers (to) and from fixed dollar contract	267,220	691,204	1,110	295,671	723,932	1,212,624
Withdrawals and surrenders	(1,693,599)	(1,553,416)	(2)	(162,021)	(240,610)	(239,833)
Surrender charges (note 2)	(21,167)	(21,389)	(6)	(3,028)	(6,562)	(4,807)
Annual contract charges (note 2)	(695,951)	(672,808)	(445)	(85,606)	(250,039)	(235,013)
Annuity and death benefit payments	(1,749,955)	(1,401,692)	(1,334)	(99,602)	(448,071)	(263,597)

Net equity transactions	(3,102,447)	(8,538,255)	(4,330,852)	(5,153,351)	(709,701)	403,920

Net change in contract owners’ equity	(6,920,394)	4,423,261	(4,341,094)	(3,207,548)	(4,128,725)	3,590,705
Contract owners’ equity:
Beginning of period	60,417,523	55,994,262	4,341,094	7,548,642	24,140,073	20,549,368

End of period	$53,497,129	$60,417,523	$0	$4,341,094	$20,011,348	$24,140,073

Change in units:
Beginning units	6,074,245	7,012,429	697,530	1,468,965	2,598,462	2,571,230

Units purchased	1,150,129	1,148,276	174	1,637,255	733,312	822,164
Units redeemed	(1,388,069)	(2,086,460)	(697,704)	(2,408,690)	(812,151)	(794,932)

Ending units	5,836,305	6,074,245	0	697,530	2,519,623	2,598,462

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(567,645)	$(2,025,771)	$5,756	$734	$(75,561)	$(61,357)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	11,701,573	7,407,459	67,722	36,473	180,216	271,786
Unrealized gain (loss)	(52,201,876)	38,786,331	(18,255)	135,792	(388,034)	400,169

Net increase (decrease) in contract owners’ equity from operations	(41,067,948)	44,168,019	55,223	172,999	(283,379)	610,598

Equity transactions:
Contract purchase payments (note 1)	121,614,358	98,025,099	266,350	366,390	983,009	1,490,169
Extra credit fund deposit (note 1)	192,255	176,170	512	178	5,219	6,026
Transfers (to) and from other subaccounts	(12,450,937)	1,273,253	(11,740)	(95,326)	(286,990)	(529,916)
Transfers (to) and from fixed dollar contract	31,132,853	42,746,800	68,817	105,735	347,233	675,612
Withdrawals and surrenders	(6,433,354)	(3,492,556)	(14,060)	(11,133)	(70,429)	(26,638)
Surrender charges (note 2)	(169,302)	(112,052)	(360)	(13)	(1,410)	(433)
Annual contract charges (note 2)	(5,456,904)	(3,861,008)	(18,922)	(14,125)	(82,308)	(61,910)
Annuity and death benefit payments	(6,916,223)	(4,895,863)	(43,548)	(11,230)	(191,905)	(37,968)

Net equity transactions	121,512,746	129,859,843	247,049	340,476	702,419	1,514,942

Net change in contract owners’ equity	80,444,798	174,027,862	302,272	513,475	419,040	2,125,540
Contract owners’ equity:
Beginning of period	476,489,550	302,461,688	1,764,275	1,250,800	6,453,527	4,327,987

End of period	$556,934,348	$476,489,550	$2,066,547	$1,764,275	$6,872,567	$6,453,527

Change in units:
Beginning units	56,708,967	39,646,867	203,483	160,231	686,786	502,838

Units purchased	25,266,044	25,167,160	67,998	86,418	199,568	451,920
Units redeemed	(11,227,910)	(8,105,060)	(40,795)	(43,166)	(127,921)	(267,972)

Ending units	70,747,101	56,708,967	230,686	203,483	758,433	686,786

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,471,942	$3,809,576	$(3,371,986)	$(2,926,626)	$1,404,980	$(1,029,181)	$(397,214)	$265,358
Reinvested capital gains	0	0	0	0	0	0	0	2,280
Realized gain (loss)	1,415,440	1,811,685	16,878,467	8,752,084	5,544,627	3,051,834	821,597	618,819
Unrealized gain (loss)	(5,456,188)	2,614,765	(26,792,102)	21,753,952	(46,097,196)	40,598,944	(1,346,464)	1,488,639

Net increase (decrease) in contract owners’ equity from operations	431,194	8,236,026	(13,285,621)	27,579,410	(39,147,589)	42,621,597	(922,081)	2,375,096

Equity transactions:
Contract purchase payments (note 1)	16,564,528	14,712,629	62,076,383	61,517,838	71,117,150	31,745,863	2,288,046	3,579,317
Extra credit fund deposit (note 1)	22,703	16,046	103,678	114,718	108,758	69,874	2,015	54,459
Transfers (to) and from other subaccounts	(369,520)	736,196	(48,689,735)	(66,135,290)	7,314,016	160,275,713	684,752	367,302
Transfers (to) and from fixed dollar contract	5,074,049	6,383,623	15,867,277	26,872,755	17,543,187	11,384,441	637,873	1,667,368
Withdrawals and surrenders	(1,415,066)	(930,628)	(3,305,290)	(2,053,230)	(4,268,255)	(1,325,272)	(1,219,896)	(481,450)
Surrender charges (note 2)	(36,319)	(30,189)	(86,928)	(68,464)	(102,842)	(37,210)	(20,467)	(13,011)
Annual contract charges (note 2)	(1,049,535)	(748,751)	(2,769,943)	(2,349,242)	(3,232,607)	(1,349,525)	(350,969)	(261,228)
Annuity and death benefit payments	(1,287,804)	(923,925)	(3,479,873)	(2,960,982)	(4,075,605)	(1,868,077)	(791,264)	(948,522)

Net equity transactions	17,503,036	19,215,001	19,715,569	14,938,103	84,403,802	198,895,807	1,230,090	3,964,235

Net change in contract owners’ equity	17,934,230	27,451,027	6,429,948	42,517,513	45,256,213	241,517,404	308,009	6,339,331
Contract owners’ equity:
Beginning of period	90,089,821	62,638,794	252,213,987	209,696,474	277,615,984	36,098,580	29,877,781	23,538,450

End of period	$108,024,051	$90,089,821	$258,643,935	$252,213,987	$322,872,197	$277,615,984	$30,185,790	$29,877,781

Change in units:
Beginning units	8,782,303	6,786,838	25,132,895	24,042,461	30,848,031	4,313,235	3,236,287	2,774,405

Units purchased	3,598,904	3,613,095	9,524,214	11,053,719	13,858,973	29,590,053	766,550	1,003,497
Units redeemed	(1,973,832)	(1,617,630)	(7,597,627)	(9,963,285)	(4,784,413)	(3,055,257)	(644,022)	(541,615)

Ending units	10,407,375	8,782,303	27,059,482	25,132,895	39,922,591	30,848,031	3,358,815	3,236,287

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,164,259)	$(773,326)	$(1,194,416)	$(890,346)	$(395,330)	$(306,553)
Reinvested capital gains	0	0	0	0	1,123,317	744,132
Realized gain (loss)	6,929,638	2,925,804	4,620,816	2,412,312	1,106,795	1,228,061
Unrealized gain (loss)	(41,533,430)	22,059,689	(26,003,844)	9,759,748	(4,361,020)	731,783

Net increase (decrease) in contract owners’ equity from operations	(35,768,051)	24,212,167	(22,577,444)	11,281,714	(2,526,238)	2,397,423

Equity transactions:
Contract purchase payments (note 1)	52,450,416	61,623,974	7,149,176	7,885,091	2,965,348	3,473,047
Extra credit fund deposit (note 1)	96,837	103,349	18,904	17,214	19,629	21,543
Transfers (to) and from other subaccounts	3,313,621	17,876,769	1,985,248	6,195,027	1,473,939	(3,721,765)
Transfers (to) and from fixed dollar contract	15,144,193	31,018,001	3,850,105	8,318,030	969,890	3,060,282
Withdrawals and surrenders	(6,508,263)	(4,140,152)	(1,954,137)	(1,293,732)	(789,722)	(428,160)
Surrender charges (note 2)	(116,466)	(86,514)	(26,716)	(21,337)	(12,579)	(6,815)
Annual contract charges (note 2)	(4,163,223)	(2,887,747)	(980,292)	(716,966)	(334,971)	(249,734)
Annuity and death benefit payments	(5,443,715)	(3,519,162)	(1,456,728)	(1,047,242)	(521,996)	(461,436)

Net equity transactions	54,773,400	99,988,518	8,585,560	19,336,085	3,769,538	1,686,962

Net change in contract owners’ equity	19,005,349	124,200,685	(13,991,884)	30,617,799	1,243,300	4,084,385
Contract owners’ equity:
Beginning of period	360,539,266	236,338,581	89,111,570	58,493,771	26,588,595	22,504,210

End of period	$379,544,615	$360,539,266	$75,119,686	$89,111,570	$27,831,895	$26,588,595

Change in units:
Beginning units	29,907,837	21,027,600	7,437,992	5,640,725	2,046,624	1,927,781

Units purchased	10,946,975	14,619,566	4,263,247	4,610,664	1,327,735	1,372,568
Units redeemed	(6,448,432)	(5,739,329)	(3,630,305)	(2,813,397)	(1,068,528)	(1,253,725)

Ending units	34,406,380	29,907,837	8,070,934	7,437,992	2,305,831	2,046,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Northern Lights Variable Trust - Class II
	TOPS™ Protected Balanced ETF Subaccount	TOPS™ Protected Moderate Growth ETF Subaccount	TOPS™ Protected Growth ETF Subaccount	Total Subaccounts
	2011 (a)	2011 (a)	2011 (a)	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(77,160)	$(137,098)	$(50,736)	$21,435,250	$7,808,491
Reinvested capital gains	0	0	0	70,186,117	64,354,468
Realized gain (loss)	(21,189)	(31,422)	(6,903)	242,955,440	74,940,368
Unrealized gain (loss)	(70,226)	(64,202)	(67,467)	(893,443,856)	993,430,105

Net increase (decrease) in contract owners’ equity from operations	(168,575)	(232,722)	(125,106)	(558,867,049)	1,140,533,432

Equity transactions:
Contract purchase payments (note 1)	5,464,927	8,301,501	9,578,444	1,269,760,926	1,083,634,328
Extra credit fund deposit (note 1)	2	3,363	22,015	2,613,153	2,691,483
Transfers (to) and from other subaccounts	18,029,088	30,663,366	9,974,569	—	—
Transfers (to) and from fixed dollar contract	405,900	880,756	920,984	283,190,480	474,815,999
Withdrawals and surrenders	(53,316)	(725,142)	(37,085)	(397,023,888)	(300,580,979)
Surrender charges (note 2)	(8)	(12,486)	(52)	(4,250,778)	(4,075,081)
Annual contract charges (note 2)	(109,716)	(101,745)	(35,279)	(109,204,370)	(89,974,052)
Annuity and death benefit payments	(206,243)	(180,950)	(98,330)	(219,436,833)	(195,025,067)

Net equity transactions	23,530,634	38,828,663	20,325,266	825,648,690	971,486,631

Net change in contract owners’ equity	23,362,059	38,595,941	20,200,160	266,781,641	2,112,020,063
Contract owners’ equity:
Beginning of period	0	0	0	10,549,026,331	8,437,006,268

End of period	$23,362,059	$38,595,941	$20,200,160	$10,815,807,972	$10,549,026,331

Change in units:
Beginning units	0	0	0	802,736,888	720,572,556

Units purchased	2,610,068	4,347,224	2,287,626	297,233,605	376,987,957
Units redeemed	(223,050)	(370,433)	(178,583)	(225,097,532)	(294,823,625)

Ending units	2,387,018	3,976,791	2,109,043	874,872,961	802,736,888

(a)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2011

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Fidelity Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Worldwide, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Large Cap Value

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Growth & Income, Small Cap Growth, and Dynamic Asset Allocation

MFS Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Van Kampen V.I. Comstock Series I and Invesco V.I. International Growth Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Regency

Federated Insurance Series - Service Shares: Kaufmann Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS ™ Protected Balanced ETF, TOPS ™ Protected Moderate Growth ETF, and TOPS ™ Protected Growth ETF

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests and, through April 8, 2011, performed similar services to The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios). For these services, ONI recorded advisory fees of approximately $15.6 million and $14.6 million for the periods ended December 31, 2011 and 2010, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

D.	Security Valuation, Transactions and Related Investment Income

The value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2011.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

The Account has evaluated for possible subsequent events through April 11, 2012, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer. (currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection death benefit:
Issue ages through 70	NA	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Issue ages 71 through 75	NA	0.25% to 0.50%	0.25% to 0.50%	0.25% to 0.50%
Joint issue ages through 70	NA	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Joint issue ages 71 through 75	NA	0.25% to 0.50%	0.25% to 0.50%	0.25% to 0.50%
Premium Protection Plus death benefit	NA	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Joint Premium Protection Plus death benefit	NA	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	0.95% to 1.15%	NA	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection death benefit:
Issue ages through 70	NA	NA	0.10% to 0.25%
Issue ages 71 through 75	NA	NA	0.25% to 0.50%
Joint issue ages through 70	NA	NA	0.10% to 0.25%
Joint issue ages 71 through 75	NA	NA	0.25% to 0.50%
Premium Protection Plus death benefit	NA	NA	0.45% to 0.90%
Joint Premium Protection Plus death benefit	NA	NA	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011)	NA	NA	0.95% to 2.00%
Joint GLWB (2011)	NA	NA	1.20% to 2.40%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.25%	0.90% to 1.25%	1.35%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74 (1)	0.85% to 1.00%	0.85% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78 (1)	0.95% to 1.15%	0.95% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection death benefit:
Issue ages through 70	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Issue ages 71 through 75	0.25% to 0.50%	0.25% to 0.50%	0.25% to 0.50%
Joint issue ages through 70	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Joint issue ages 71 through 75	0.25% to 0.50%	0.25% to 0.50%	0.25% to 0.50%
Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	NA
GMIB Plus with Annual Reset (2008) without investment restrictions(1)	1.00% to 1.65%	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) with investment restrictions (1)	0.85% to 1.50%	0.85% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount.	0.55%	0.55%	0.55%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II		ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.4	5%	1.3	5%
Administrative Expenses	0.25%	0.2	5%	0.2	5%

Total expenses	1.30%	1.7	0%	1.6	0%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30		$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10		$10

Sales Charge made from purchase payments	No charge	No charge		No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year		8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%		0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%		0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus	0.45%	0.45%		0.45%
Premium Protection death benefit:
Issue ages through 70	0.10% to 0.25%	0.10% to 0.25%		0.10% to 0.25%
Issue ages 71 through 75	0.25% to 0.50%	0.25% to 0.50%		0.25% to 0.50%
Joint issue ages through 70	0.10% to 0.25%	0.10% to 0.25%		0.10% to 0.25%
Joint issue ages 71 through 75	0.25% to 0.50%	0.25% to 0.50%		0.25% to 0.50%
Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%		0.45% to 0.90%
Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%		0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%		0.15%
GEB at issue ages 71 through 75	0.30%	0.30%		0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%		0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%		0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%		0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%		1.05% to 2.00%
GLWB (2011)	0.95% to 2.00%	0.95% to 2.00%		0.95% to 2.00%
Joint GLWB (2011)	1.20% to 2.40%	1.20% to 2.40%		1.20% to 2.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount.	0.55%	0.55%		0.55%

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF 7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus	0.45%	0.45%
Premium Protection death benefit:
Issue ages through 70	0.10% to 0.25%	0.10% to 0.25%
Issue ages 71 through 75	0.25% to 0.50%	0.25% to 0.50%
Joint issue ages through 70	0.10% to 0.25%	0.10% to 0.25%
Joint issue ages 71 through 75	0.25% to 0.50%	0.25% to 0.50%
Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%
Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70
GEB at issue ages 71 through 75	0.15%	0.15%
GEB “Plus” at issue ages through 70	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.30%	0.30%
	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (2011)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011)	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount.	0.55%	0.55%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the Value Portfolio of The Universal Institutional Funds, Inc. – Class I was merged into a newly-organized fund, the Invesco Van Kampen V.I. Value Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to a newly-organized fund, the Legg Mason Partners Variable Equity Trust - Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust - Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$10,815,807,972	$0	$0	$10,815,807,972

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2011.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$14,554,635	$31,470,038
Money Market Subaccount	276,650,141	281,817,201
Bond Subaccount	45,874,552	43,440,456
Omni Subaccount	1,726,198	4,165,115
International Subaccount	22,822,907	31,539,041
Capital Appreciation Subaccount	10,429,394	20,282,756
Millennium Subaccount	3,382,915	6,052,810
International Small-Mid Company Subaccount	8,237,708	14,353,329
Aggressive Growth Subaccount	4,311,842	5,695,831
Small Cap Growth Subaccount	8,102,861	9,168,683
Mid Cap Opportunity Subaccount	6,455,541	9,509,660
S&P 500 Index Subaccount	29,156,781	34,019,924
Strategic Value Subaccount	21,859,382	8,238,798
High Income Bond Subaccount	81,878,208	95,884,698
Capital Growth Subaccount	18,833,218	18,627,807
Nasdaq-100 Index Subaccount	18,854,427	19,523,356
Bristol Subaccount	49,573,760	26,158,310
Bryton Growth Subaccount	49,027,775	20,362,851
U.S. Equity Subaccount	2,092,896	2,961,083
Balanced Subaccount	6,957,554	4,304,566
Income Opportunity Subaccount	3,748,348	2,433,459
Target VIP Subaccount	3,986,853	4,803,269
Target Equity/Income Subaccount	4,944,377	6,530,294
Bristol Growth Subaccount	29,887,166	13,880,192
Dow Target 10 Portfolios:
First Quarter Subaccount	184,535	2,642,304
Second Quarter Subaccount	19,522	2,770,427
Third Quarter Subaccount	2,413	2,153,283
Fourth Quarter Subaccount	3,753	2,697,945
Dow Target 5 Portfolios:
First Quarter Subaccount	45,731	845,012
Second Quarter Subaccount	5,118	739,374
Third Quarter Subaccount	1,474	592,669
Fourth Quarter Subaccount	—	689,881
Fidelity Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	14,856	132,367
VIP Equity-Income Subaccount	28,041	111,677
VIP High Income Subaccount	5,979	28,493
Janus Aspen Series - Institutional Shares:
Janus Subaccount	70,146	926,198
Overseas Subaccount	280,494	908,898
Worldwide Subaccount	48,087	731,758
Balanced Subaccount	1,012,866	1,480,774
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	4,032,862	4,457,089
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	4,467,748	2,608,217
Legg Mason ClearBridge Variable Large Cap Value Subaccount	5,917,915	4,976,303
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	6,773	786,326
Small Cap Value Subaccount	2,226	69,899
Discovery Subaccount	138	1,472,257
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	219,728	309,089
U.S. Real Estate Subaccount	251,499	1,354,016
Emerging Markets Debt Subaccount	371	8,067
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	45,765,645	72,168,316
Structured U.S. Equity Subaccount	2,042,998	6,517,126
Strategic Growth Subaccount	1,008,080	2,740,460
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	113,475,580	80,409,691
U.S. Small-Mid Cap Equity Subaccount	90,188,976	27,360,754

U.S. Strategic Equity Subaccount	1,219,949	1,149,211
International Equity Subaccount	162,908,252	76,070,062
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	107,528,917	180,574,208
Jennison Subaccount	5,009,752	4,025,395
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	241,504,647	75,908,298
VIP Contrafund Subaccount	68,649,025	78,760,519
VIP Growth Subaccount	17,557,825	15,892,790
VIP Equity-Income Subaccount	24,019,745	30,362,042
VIP Real Estate Subaccount	40,962,545	25,236,351
Janus Aspen Series - Service Shares:
Janus Subaccount	3,382,944	6,788,317
Worldwide Subaccount	5,816,886	6,295,332
Balanced Subaccount	43,061,417	27,058,311
Overseas Subaccount	88,086,010	79,732,006
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	2,427,407	5,154,674
Mid Cap Value Subaccount	20,777,429	29,405,372
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount	1,429	33,715
Small Cap Growth Subaccount	—	411
Dynamic Asset Allocation Subaccount	9,392,568	552,521
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	14,217,748	12,009,488
Investors Growth Stock Subaccount	2,856,014	2,519,782
Mid Cap Growth Subaccount	5,627,736	6,364,294
Total Return Subaccount	9,281,032	13,325,395
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	234,853,577	198,340,170
Total Return Subaccount	595,677,682	453,753,174
Global Bond Subaccount	98,908,275	74,230,553
CommodityRealReturn Strategy Subaccount	113,541,350	45,469,031
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	5,830	34,435
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	14,768,519	8,438,576
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	98,571,939	56,988,747
Micro-Cap Subaccount	38,092,734	36,176,423
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	13,036,650	9,672,529
U.S. Real Estate Subaccount	11,600,687	23,307,383
Growth Subaccount	15,417,843	8,722,058
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Value Series I Subaccount	673	39,795
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	2,262,912	23,044,778
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. Comstock Series I Subaccount	39,674	7,626
Invesco V.I. International Growth Series II Subaccount	23,299,005	3,049,068
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	22,668,438	29,643,581
Franklin Flex Cap Growth Securities Subaccount	15,173,007	41,422,645
Templeton Foreign Securities Subaccount	26,285,781	32,146,404
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount	10,896,847	14,512,076
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount	1,118	4,332,842
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	6,620,050	7,434,581
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	221,013,636	100,068,535
Structured U.S. Equity Subaccount	656,001	403,196

Strategic Growth Subaccount	1,912,375	1,285,517
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount	43,665,124	21,690,146
Franklin Flex Cap Growth Securities Subaccount	98,329,216	81,985,633
Templeton Foreign Securities Subaccount	131,915,904	46,107,122
Franklin Templeton VIP Founding Funds Allocation Subaccount	7,155,130	6,322,254
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	135,803,424	82,194,283
VIP Global Natural Resources Subaccount	49,148,221	41,757,077
VIP Science and Technology Subaccount	18,746,291	14,248,766
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount	25,711,949	2,258,475
TOPS™ Protected Moderate Growth ETF Subaccount	42,417,602	3,726,037
TOPS™ Protected Growth ETF Subaccount	22,041,522	1,766,992

Totals	$4,006,981,256	$3,089,711,199

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), and the expenses, total returns, and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The ranges presented below are determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, because only the products with the highest and lowest expense rates are presented, the values per unit and total returns that are not associated with those products may each be higher or lower than the ranges presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%		0.83%
2010	19,967,667	$6.51 to $11.89	$165,604,954	0.65% to 1.60%	7.22% to 18.94%	(b)	0.20%
2009	21,921,406	$6.07 to $7.02	$171,255,032	0.65% to 1.50%	37.05% to 38.21%		0.24%
2008	25,810,255	$4.39 to $5.12	$146,310,761	0.65% to 1.50%	-55.49% to -55.11%		0.78%
2007	30,645,278	$9.78 to $11.51	$391,621,992	0.65% to 1.50%	-7.29% to -6.50%		0.04%
Money Market Subaccount
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%		0.00%
2010	20,154,121	$9.91 to $10.48	$244,045,346	0.65% to 1.70%	-0.85%(a) to -0.65%		0.00%
2009	23,299,397	$10.55 to $11.99	$286,688,936	0.65% to 1.50%	-1.48% to -0.65%		0.00%
2008	26,452,604	$10.61 to $12.17	$330,388,143	0.65% to 1.50%	0.26% to 1.11%		1.71%
2007	21,875,064	$10.50 to $12.14	$271,282,731	0.65% to 1.50%	3.39% to 4.27%		4.81%
Bond Subaccount
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%		0.00%
2010	7,699,470	$10.14 to $11.73	$124,387,095	0.65% to 1.70%	1.38%(a) to 7.14%		0.00%
2009	7,427,076	$10.94 to $14.81	$113,574,177	0.65% to 1.50%	19.14% to 20.15%		0.00%
2008	6,937,720	$9.11 to $12.43	$89,328,518	0.65% to 1.50%	-12.76% to -12.02%		0.00%
2007	10,251,341	$10.35 to $14.25	$150,527,334	0.65% to 1.50%	2.18% to 3.04%		0.00%
Omni Subaccount
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%		1.21%
2010	1,461,417	$9.25 to $17.91	$20,451,606	0.90% to 1.50%	11.52% to 12.18%		1.50%
2009	1,601,910	$8.29 to $15.96	$20,459,047	0.90% to 1.50%	31.19% to 31.97%		1.95%
2008	1,658,118	$6.32 to $12.09	$16,748,679	0.90% to 1.50%	-32.48% to -32.07%		2.22%
2007	1,883,820	$9.36 to $17.81	$28,625,926	0.90% to 1.50%	5.40% to 6.03%		1.64%
International Subaccount
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%		0.00%
2010	16,684,220	$9.72 to $10.59	$184,263,103	0.65% to 1.50%	15.02% to 15.99%		0.00%
2009	19,004,938	$8.38 to $9.20	$182,222,701	0.65% to 1.50%	36.18% to 37.33%		0.00%
2008	22,399,421	$6.10 to $6.76	$157,221,552	0.65% to 1.50%	-46.88% to -46.43%		0.00%
2007	25,783,162	$11.38 to $12.72	$340,396,752	0.65% to 1.50%	7.82% to 8.73%		0.00%
Capital Appreciation Subaccount
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%		0.38%
2010	4,804,147	$12.14 to $36.66	$97,575,715	0.90% to 1.70%	15.95% to 21.42%	(b)	0.23%
2009	5,408,800	$16.78 to $31.62	$95,310,869	0.90% to 1.50%	40.73% to 41.56%		1.24%
2008	6,211,352	$11.92 to $22.34	$77,620,063	0.90% to 1.50%	-39.91% to -39.55%		0.61%
2007	7,002,972	$10.81 to $19.84	$146,075,414	0.65% to 1.50%	2.28% to 3.15%		0.41%
Millennium Subaccount
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%		0.00%
2010	1,724,377	$7.85 to $11.15	$18,587,089	0.65% to 1.50%	22.46% to 23.50%		0.00%
2009	12,698,371	$6.41 to $9.03	$87,663,141	0.65% to 1.50%	19.06% to 20.06%		0.00%
2008	1,828,483	$5.39 to $7.52	$14,393,254	0.65% to 1.50%	-43.39% to -42.91%		0.00%
2007	2,048,080	$9.52 to $13.18	$28,862,099	0.65% to 1.50%	24.16% to 25.21%		0.00%
International Small-Mid Company Subaccount
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%		0.00%
2010	3,530,250	$10.67 to $13.26	$60,061,880	0.65% to 1.60%	18.96% to 32.65%	(b)	0.00%
2009	3,712,387	$8.97 to $13.80	$53,575,815	0.65% to 1.50%	43.89% to 45.11%		0.00%
2008	3,827,339	$6.18 to $9.59	$38,509,213	0.65% to 1.50%	-52.02% to -51.62%		0.00%
2007	3,645,770	$12.78 to $19.99	$77,155,792	0.65% to 1.50%	15.73% to 16.71%		0.00%
Aggressive Growth Subaccount
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%		0.00%
2010	2,843,511	$11.56 to $11.99	$18,702,393	0.65% to 1.60%	9.25% to 19.89%	(b)	0.00%
2009	2,726,046	$5.81 to $10.58	$16,508,336	0.65% to 1.50%	40.50% to 41.69%		0.00%
2008	2,356,447	$4.14 to $7.47	$10,109,129	0.65% to 1.50%	-44.51% to -44.04%		0.00%
2007	1,600,552	$7.45 to $11.63	$12,460,804	0.90% to 1.50%	27.63% to 28.39%		0.00%
Small Cap Growth Subaccount
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%		0.00%
2010	2,740,410	$12.39 to $12.81	$21,472,873	0.65% to 1.70%	28.15%(a) to 29.19%		0.00%
2009	2,208,128	$5.67 to $9.59	$13,690,087	0.65% to 1.50%	48.53% to 49.79%		0.00%
2008	1,410,063	$3.81 to $8.99	$6,137,301	0.90% to 1.50%	-48.47% to -48.16%		0.00%
2007	1,248,907	$7.40 to $17.34	$10,939,267	0.90% to 1.50%	12.92% to 13.60%		0.00%
Mid Cap Opportunity Subaccount
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%		0.00%
2010	2,751,530	$9.78 to $12.40	$43,610,808	0.65% to 1.70%	18.83% to 23.97%	(b)	0.00%
2009	2,823,665	$8.23 to $12.28	$38,295,790	0.65% to 1.50%	38.52% to 39.69%		0.00%
2008	6,694,741	$5.89 to $8.87	$62,906,408	0.65% to 1.50%	-52.01% to -51.61%		0.00%
2007	3,649,812	$12.18 to $18.48	$74,792,194	0.65% to 1.50%	16.11% to 17.10%		0.00%
S&P 500 Index Subaccount
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%		1.36%
2010	9,816,107	$9.60 to $11.42	$118,617,098	0.65% to 1.50%	12.76% to 13.72%		1.40%
2009	9,588,836	$8.45 to $10.12	$103,231,236	0.65% to 1.50%	23.97% to 25.02%		1.69%
2008	6,370,745	$8.17 to $13.10	$56,589,007	0.90% to 1.50%	-38.23% to -37.86%		1.68%
2007	6,291,146	$13.22 to $21.08	$91,593,441	0.90% to 1.50%	3.50% to 4.12%		1.35%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Strategic Value Subaccount
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%		2.07%
2010	1,983,155	$8.39 to $11.73	$19,555,673	0.65% to 1.70%	11.26% to 17.28%	(b)	3.61%
2009	1,744,313	$7.55 to $8.78	$15,582,107	0.65% to 1.50%	9.87% to 10.80%		3.99%
2008	1,138,041	$7.99 to $8.51	$9,241,354	0.90% to 1.50%	-29.33% to -28.91%		3.98%
2007	1,899,357	$11.30 to $11.97	$21,734,884	0.90% to 1.50%	-10.09% to -9.55%		1.03%
High Income Bond Subaccount
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%		0.00%
2010	14,435,962	$10.85 to $13.11	$252,299,498	0.65% to 1.70%	8.49%(a) to 13.35%		0.00%
2009	9,278,190	$11.57 to $15.33	$145,316,799	0.65% to 1.50%	47.04% to 48.28%		0.00%
2008	5,801,723	$7.80 to $10.43	$61,767,013	0.65% to 1.50%	-26.42% to -25.79%		0.00%
2007	4,756,190	$10.51 to $14.17	$68,648,386	0.65% to 1.50%	1.99% to 2.86%		0.00%
Capital Growth Subaccount
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%		0.00%
2010	1,770,957	$12.72 to $13.39	$45,360,803	0.90% to 1.60%	33.94%(a) to 35.21%		0.00%
2009	1,638,437	$9.89 to $19.29	$31,116,259	0.65% to 1.50%	33.27% to 34.39%		0.00%
2008	1,474,268	$7.36 to $14.47	$20,927,282	0.65% to 1.50%	-37.31% to -36.77%		0.00%
2007	1,241,873	$11.64 to $23.08	$27,476,039	0.65% to 1.50%	9.58% to 10.51%		0.00%
Nasdaq-100 Index Subaccount
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%		0.37%
2010	9,372,217	$12.46 to $12.62	$47,101,155	0.65% to 1.70%	18.61% to 24.63%	(b)	0.35%
2009	9,531,577	$4.14 to $10.64	$40,300,571	0.65% to 1.50%	51.43% to 52.71%		0.00%
2008	8,365,592	$2.73 to $2.88	$23,243,143	0.90% to 1.50%	-42.84% to -42.50%		0.00%
2007	8,137,053	$4.78 to $5.00	$39,453,401	0.90% to 1.50%	16.82% to 17.52%		0.00%
Bristol Subaccount
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%		0.48%
2010	13,234,534	$10.02 to $12.07	$172,026,137	0.65% to 1.70%	12.37% to 20.72%	(b)	0.63%
2009	11,449,119	$8.92 to $11.51	$133,596,270	0.65% to 1.50%	33.82% to 34.95%		0.69%
2008	8,799,825	$6.61 to $8.60	$76,619,435	0.65% to 1.50%	-41.43% to -40.93%		0.99%
2007	5,988,311	$11.19 to $14.68	$88,857,672	0.65% to 1.50%	6.15% to 7.05%		0.63%
Bryton Growth Subaccount
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%		0.00%
2010	10,494,205	$11.58 to $12.97	$128,278,287	0.65% to 1.70%	23.24% to 29.75%	(b)	0.00%
2009	10,634,211	$9.40 to $9.82	$106,089,583	0.65% to 1.50%	33.72% to 34.85%		0.00%
2008	7,539,477	$6.97 to $7.35	$56,103,074	0.65% to 1.50%	-40.43% to -39.93%		0.00%
2007	4,876,212	$11.60 to $12.33	$60,800,582	0.65% to 1.50%	8.26% to 9.18%		0.00%
U.S. Equity Subaccount
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%		0.00%
2010	1,384,399	$8.17 to $9.60	$13,446,687	0.90% to 1.50%	10.80% to 11.46%		0.75%
2009	1,553,589	$8.67 to $8.96	$13,589,709	0.90% to 1.50%	14.85% to 15.53%		0.75%
2008	1,606,966	$7.55 to $7.76	$12,224,145	0.90% to 1.50%	-48.75% to -48.44%		1.00%
2007	1,555,201	$14.72 to $15.05	$23,041,125	0.90% to 1.50%	11.49% to 12.16%		0.37%
Balanced Subaccount
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%		1.98%
2010	983,488	$12.18 to $13.27	$13,214,377	0.90% to 1.50%	6.19% to 6.82%		2.11%
2009	1,001,326	$11.41 to $12.49	$12,636,157	0.90% to 1.50%	23.07% to 23.80%		2.59%
2008	870,839	$9.21 to $10.15	$8,900,711	0.90% to 1.50%	-28.02% to -27.59%		0.00%
2007	706,230	$12.72 to $14.10	$9,985,118	0.90% to 1.50%	10.63% to 11.29%		0.00%
Income Opportunity Subaccount
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%		0.00%
2010	700,242	$10.60 to $10.86	$7,696,485	0.90% to 1.50%	5.57% to 6.19%		0.00%
2009	514,922	$10.28 to $10.64	$5,355,941	0.90% to 1.50%	11.47% to 12.13%		0.00%
2008	477,359	$8.90 to $9.23	$4,449,399	0.90% to 1.50%	-21.99% to -21.53%		0.00%
2007	418,770	$11.34 to $11.83	$4,989,181	0.90% to 1.50%	6.72% to 7.35%		0.00%
Target VIP Subaccount
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%		0.96%
2010	2,370,283	$9.14 to $12.67	$21,181,558	0.90% to 1.60%	18.40% to 26.72%	(b)	1.34%
2009	2,662,821	$7.22 to $7.53	$20,183,855	0.65% to 1.50%	13.07% to 14.02%		1.36%
2008	2,671,966	$6.66 to $6.79	$17,880,279	0.90% to 1.50%	-44.18% to -43.84%		1.30%
2007	1,890,034	$11.93 to $12.09	$22,631,483	0.90% to 1.50%	8.10% to 8.75%		1.06%
Target Equity/Income Subaccount
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%		1.54%
2010	2,809,041	$8.40 to $12.36	$24,374,819	0.65% to 1.70%	22.43% to 23.58%(b)		1.31%
2009	2,951,808	$6.86 to $7.09	$21,073,435	0.65% to 1.50%	10.67% to 11.61%		1.85%
2008	3,495,439	$6.15 to $6.41	$22,513,508	0.65% to 1.50%	-45.89% to -45.43%		1.82%
2007	3,182,790	$11.85 to $12.00	$37,831,526	0.90% to 1.50%	8.78% to 9.43%		1.65%
Bristol Growth Subaccount
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
2010	8,569,711	$9.63 to $12.10	$80,843,072	0.65% to 1.70%	12.07% to 20.96%	(b)	0.65%
2009	296,643	$8.40 to $8.59	$2,501,509	0.65% to 1.50%	40.17% to 41.36%		0.00%
2008	150,630	$5.99 to $6.05	$905,039	0.90% to 1.50%	-41.46% to -41.11%		0.00%
2007	76,182	$10.24 to $10.28	$780,761	0.90% to 1.40%	2.44%(a) to 2.78%	(b)	0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	225,669	$10.21 to $10.96	$2,349,927	0.90% to 1.50%	16.62% to 17.31%		0.00%
2009	224,184	$8.75 to $9.34	$2,004,892	0.90% to 1.50%	14.38% to 15.06%		0.00%
2008	211,163	$7.65 to $8.12	$1,649,319	0.90% to 1.50%	-38.37% to -38.00%		0.00%
2007	226,259	$12.42 to $13.10	$2,854,915	0.90% to 1.50%	-0.89% to -0.30%		0.00%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Second Quarter Subaccount
	2010	214,801	$11.73 to $12.58	$2,597,454	0.90% to 1.50%	20.56% to 21.27%	0.00%
	2009	239,776	$9.83 to $10.37	$2,400,898	0.90% to 1.40%	25.49% to 26.11%	0.00%
	2008	240,854	$7.76 to $8.22	$1,909,877	0.90% to 1.50%	-47.12% to -46.81%	0.00%
	2007	238,602	$14.68 to $15.46	$3,557,958	0.90% to 1.50%	3.51% to 4.13%	0.00%
Third Quarter Subaccount
	2010	219,905	$9.01 to $9.64	$2,032,028	0.90% to 1.50%	19.53% to 20.24%	0.00%
	2009	242,351	$7.54 to $8.02	$1,877,439	0.90% to 1.50%	8.20% to 8.85%	0.00%
	2008	280,868	$6.96 to $7.37	$2,016,684	0.90% to 1.50%	-41.43% to -41.08%	0.00%
	2007	345,043	$11.89 to $12.51	$4,222,167	0.90% to 1.50%	3.96% to 4.58%	0.00%
Fourth Quarter Subaccount
	2010	223,965	$11.29 to $12.07	$2,571,983	0.90% to 1.50%	18.93% to 19.64%	0.00%
	2009	212,432	$9.49 to $11.75	$2,052,909	0.90% to 1.50%	13.20% to 13.88%	0.00%
	2008	251,913	$8.39 to $10.32	$2,161,051	0.90% to 1.50%	-35.97% to -35.58%	0.00%
	2007	380,481	$13.10 to $16.02	$5,057,482	0.90% to 1.50%	2.02% to 2.63%	0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
	2010	73,634	$10.55 to $11.26	$764,385	0.90% to 1.50%	10.49% to 11.14%	0.00%
	2009	78,675	$9.65 to $10.13	$757,587	0.90% to 1.40%	18.10% to 18.68%	0.00%
	2008	128,259	$8.09 to $8.54	$1,050,706	0.90% to 1.50%	-49.18% to -48.87%	0.00%
	2007	68,621	$16.05 to $16.70	$1,103,949	0.90% to 1.40%	1.48% to 1.99%	0.00%
Second Quarter Subaccount
	2010	62,237	$11.56 to $12.32	$700,161	0.90% to 1.50%	12.89% to 13.56%	0.00%
	2009	67,367	$10.34 to $10.85	$693,741	0.90% to 1.40%	19.36% to 19.95%	0.00%
	2008	75,955	$8.67 to $9.05	$660,021	0.90% to 1.40%	-49.96% to -49.71%	0.00%
	2007	87,534	$17.32 to $17.99	$1,519,564	0.90% to 1.40%	3.40% to 3.91%	0.00%
Third Quarter Subaccount
	2010	82,341	$6.61 to $6.97	$545,562	0.90% to 1.40%	20.58% to 21.18%	0.00%
	2009	92,207	$5.49 to $5.75	$508,712	0.90% to 1.40%	-13.35% to -12.92%	0.00%
	2008	95,709	$6.28 to $6.60	$608,006	0.90% to 1.50%	-52.76% to -52.47%	0.00%
	2007	99,078	$13.39 to $13.89	$1,334,956	0.90% to 1.40%	7.38% to 7.92%	0.00%
Fourth Quarter Subaccount
	2010	73,309	$8.92 to $9.53	$658,810	0.90% to 1.50%	12.02% to 12.69%	0.00%
	2009	89,821	$7.96 to $8.46	$729,687	0.90% to 1.50%	4.37% to 4.99%	0.00%
	2008	131,447	$7.63 to $10.90	$1,021,414	0.90% to 1.50%	-42.11% to -41.77%	0.00%
	2007	131,051	$13.18 to $18.72	$1,752,032	0.90% to 1.50%	5.38% to 6.01%	0.00%
Fidelity Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
	2011	52,871	$17.01	$899,424	1.30%	-1.08%	0.35%
	2010	59,281	$17.20	$1,019,496	1.30%	22.58%	0.27%
	2009	73,851	$14.03	$1,036,099	1.30%	26.64%	0.44%
	2008	81,039	$11.08	$897,770	1.30%	-47.85%	0.74%
	2007	102,968	$21.24	$2,187,320	1.30%	25.33%	0.89%
VIP Equity-Income Subaccount
	2011	40,570	$17.28	$701,092	1.30%	-0.32%	2.37%
	2010	46,128	$17.34	$799,705	1.30%	13.67%	1.80%
	2009	52,739	$15.25	$804,351	1.30%	28.54%	2.24%
	2008	60,017	$11.87	$712,129	1.30%	-43.39%	2.16%
	2007	95,735	$20.96	$2,006,738	1.30%	0.22%	1.56%
VIP High Income Subaccount
	2011	5,753	$14.97	$86,119	1.30%	2.70%	5.93%
	2010	7,554	$14.58	$110,109	1.30%	12.36%	6.60%
	2009	10,134	$12.97	$131,471	1.30%	42.11%	8.18%
	2008	10,946	$9.13	$99,929	1.30%	-25.95%	7.02%
	2007	17,402	$12.33	$214,535	1.30%	1.46%	5.74%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
	2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%	0.58%
	2010	538,689	$8.65 to $11.39	$5,873,209	0.90% to 1.50%	12.83% to 13.50%	1.09%
	2009	649,397	$7.62 to $10.09	$6,245,330	0.90% to 1.50%	34.34% to 35.13%	0.54%
	2008	707,789	$5.64 to $7.51	$5,072,090	0.90% to 1.50%	-40.61% to -40.26%	0.73%
	2007	870,912	$9.44 to $12.65	$10,511,235	0.90% to 1.50%	13.38% to 14.06%	0.68%
Overseas Subaccount
	2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%	0.46%
	2010	143,165	$31.17 to $33.60	$4,580,355	0.90% to 1.50%	23.46% to 24.19%	0.69%
	2009	169,611	$25.24 to $27.05	$4,390,361	0.90% to 1.50%	76.90% to 77.96%	0.57%
	2008	196,434	$14.27 to $15.20	$2,861,610	0.90% to 1.50%	-52.82% to -52.54%	1.15%
	2007	275,304	$30.25 to $32.03	$8,496,729	0.90% to 1.50%	26.41% to 27.17%	0.62%
Worldwide Subaccount
	2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%	0.55%
	2010	294,508	$9.19 to $11.07	$3,131,540	0.90% to 1.50%	14.12% to 14.80%	0.60%
	2009	344,224	$8.00 to $9.70	$3,197,816	0.90% to 1.50%	35.66% to 36.47%	1.42%
	2008	390,947	$5.86 to $7.15	$2,659,019	0.90% to 1.50%	-45.48% to -45.16%	1.14%
	2007	520,259	$10.69 to $13.11	$6,496,780	0.90% to 1.50%	8.00% to 8.64%	0.71%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Balanced Subaccount
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
2010	484,760	$16.36 to $20.16	$9,228,479	0.90% to 1.50%	6.78% to 7.42%		2.72%
2009	615,151	$15.23 to $18.88	$10,952,376	0.90% to 1.50%	24.03% to 24.76%		2.99%
2008	681,272	$12.20 to $15.22	$9,799,619	0.90% to 1.50%	-17.09% to -16.59%		2.54%
2007	907,970	$14.63 to $18.36	$15,772,195	0.90% to 1.50%	8.89% to 9.54%		2.42%
Legg Mason Partners Variable Equity Trust - Class I (note 4):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
2010	886,934	$9.93 to $12.62	$15,850,795	0.65% to 1.60%	15.85% to 26.17%	(b)	1.75%
2009	909,513	$8.57 to $15.33	$14,165,068	0.65% to 1.50%	27.45% to 28.52%		1.41%
2008	919,735	$6.67 to $12.03	$11,249,491	0.65% to 1.50%	-37.52% to -36.99%		1.75%
2007	933,351	$11.98 to $19.25	$18,205,100	0.90% to 1.50%	-5.00%(a) to -4.62%	(b)	1.82%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
2010	405,445	$11.55 to $12.45	$4,778,537	0.90% to 1.50%	10.60% to 11.26%		4.32%
2009	362,614	$10.44 to $11.19	$3,851,749	0.90% to 1.50%	21.09% to 21.81%		3.32%
2008	394,239	$8.62 to $9.19	$3,452,542	0.90% to 1.50%	-35.98% to -35.60%		0.96%
2007	494,823	$13.47 to $14.26	$6,752,397	0.90% to 1.50%	0.12%(a) to 0.53%	(b)	1.99%
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%
2010	798,771	$9.28 to $11.78	$11,122,994	0.65% to 1.60%	8.76% to 17.76%	(b)	3.04%
2009	726,884	$8.53 to $12.50	$9,350,784	0.65% to 1.50%	22.66% to 23.70%		1.99%
2008	610,206	$10.19 to $10.86	$6,385,044	0.90% to 1.50%	-36.58% to -36.20%		1.48%
2007	498,088	$16.07 to $17.01	$8,126,260	0.90% to 1.50%	2.36% to 2.97%		1.34%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
2010	276,192	$17.40 to $18.50	$5,181,416	0.90% to 1.50%	21.93% to 22.65%		0.76%
2009	331,903	$15.18 to $16.26	$5,088,754	0.90% to 1.50%	45.55% to 46.42%		0.00%
2008	420,631	$9.69 to $10.43	$4,430,549	0.90% to 1.50%	-40.99% to -40.63%		1.84%
2007	602,019	$16.32 to $17.67	$10,727,297	0.90% to 1.50%	5.04% to 5.67%		0.55%
Small Cap Value Subaccount
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
2010	24,322	$14.82 to $18.11	$367,407	0.90% to 1.50%	15.52% to 16.21%		1.28%
2009	43,418	$12.83 to $15.59	$565,691	0.90% to 1.50%	57.81% to 58.75%		1.23%
2008	49,584	$8.13 to $9.82	$409,550	0.90% to 1.50%	-45.37% to -45.05%		0.00%
2007	61,522	$14.88 to $17.87	$933,476	0.90% to 1.50%	-2.19% to -1.61%		0.02%
Discovery Subaccount
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
2010	345,787	$11.21 to $17.52	$5,931,622	0.90% to 1.50%	33.54% to 34.33%		0.00%
2009	417,772	$8.35 to $13.12	$5,364,791	0.90% to 1.50%	38.23% to 39.05%		0.00%
2008	485,603	$6.00 to $9.49	$4,503,162	0.90% to 1.50%	-45.18% to -44.86%		0.00%
2007	658,290	$10.88 to $17.31	$11,145,706	0.90% to 1.50%	20.51% to 21.23%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
2010	99,664	$14.70 to $15.85	$1,491,833	0.90% to 1.50%	5.56% to 6.19%		6.66%
2009	120,799	$13.93 to $14.93	$1,711,761	0.90% to 1.50%	8.02% to 8.67%		5.83%
2008	268,954	$12.89 to $13.74	$3,521,333	0.90% to 1.50%	-11.54% to -11.01%		4.79%
2007	233,638	$14.58 to $15.44	$3,451,757	0.90% to 1.50%	3.89% to 4.51%		3.44%
U.S. Real Estate Subaccount
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
2010	149,488	$27.00 to $33.73	$4,313,270	0.90% to 1.50%	28.04% to 28.80%		2.34%
2009	222,432	$21.09 to $26.19	$4,944,595	0.90% to 1.50%	26.46% to 27.21%		3.33%
2008	291,059	$16.68 to $20.59	$5,111,316	0.90% to 1.50%	-38.82% to -38.45%		3.35%
2007	417,852	$27.26 to $33.45	$11,948,338	0.90% to 1.50%	-18.30% to -17.81%		1.10%
Value Subaccount (note 4)
2009	2,603	$11.60 to $12.29	$31,695	0.90% to 1.40%	29.19% to 29.83%		3.32%
2008	2,761	$8.98 to $9.47	$25,851	0.90% to 1.40%	-36.74% to -36.43%		4.08%
2007	15,599	$14.19 to $14.89	$223,519	0.90% to 1.40%	-4.41% to -3.94%		1.68%
Emerging Markets Debt Subaccount
2010	345	$22.33	$7,693	1.40%	8.23%		4.09%
2009	345	$20.63	$7,114	1.40%	28.41%		7.98%
2008	345	$16.07	$5,546	1.40%	-16.15%		8.43%
2007	3,141	$19.16	$60,189	1.40%	5.05%		7.46%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
2010	35,146,033	$8.89 to $9.83	$353,492,979	0.65% to 1.50%	9.55% to 10.48%		0.84%
2009	35,556,713	$8.04 to $8.97	$326,213,732	0.65% to 1.50%	16.57% to 17.55%		1.97%
2008	29,972,161	$6.84 to $7.70	$235,449,956	0.65% to 1.50%	-35.49% to -34.95%		2.15%
2007	24,390,981	$10.52 to $11.93	$296,578,957	0.65% to 1.50%	-0.01% to 0.83%		2.42%
Structured U.S. Equity Subaccount
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
2010	3,101,134	$9.33 to $9.97	$31,646,871	0.90% to 1.50%	11.18% to 11.84%		1.46%
2009	3,550,196	$8.97 to $9.61	$32,513,515	0.90% to 1.50%	19.35% to 20.06%		2.03%
2008	4,075,127	$6.95 to $7.51	$31,179,915	0.90% to 1.50%	-37.94% to -37.56%		1.52%
2007	4,546,088	$11.13 to $12.11	$55,958,844	0.90% to 1.50%	-3.09% to -2.51%		0.97%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Strategic Growth Subaccount
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
2010	994,729	$9.55 to $11.21	$11,317,219	0.90% to 1.50%	9.10% to 9.75%		0.41%
2009	1,171,449	$8.70 to $10.28	$12,196,995	0.90% to 1.50%	45.56% to 46.43%		0.49%
2008	1,230,152	$5.94 to $7.06	$8,800,401	0.90% to 1.50%	-42.62% to -42.28%		0.12%
2007	1,244,487	$10.30 to $12.30	$15,488,912	0.90% to 1.50%	8.49% to 9.14%		0.18%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%
2010	10,140,440	$12.46 to $15.16	$347,415,232	0.65% to 1.70%	21.90% to 24.57%	(b)	1.30%
2009	8,888,289	$12.44 to $28.20	$254,372,049	0.65% to 1.50%	67.34% to 68.75%		3.27%
2008	6,934,099	$7.37 to $16.85	$118,990,188	0.65% to 1.50%	-49.48% to -49.06%		2.62%
2007	4,950,816	$14.47 to $33.37	$168,357,827	0.65% to 1.50%	31.32% to 32.44%		1.47%
U.S. Small-Mid Cap Equity Subaccount
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
2010	6,131,757	$11.43 to $12.49	$122,506,532	0.65% to 1.70%	22.92% to 24.86%	(b)	0.29%
2009	7,327,499	$9.30 to $16.19	$121,029,406	0.65% to 1.50%	50.43% to 51.70%		0.00%
2008	1,821,966	$10.77 to $12.90	$20,011,200	0.90% to 1.50%	-37.42% to -37.04%		0.00%
2007	1,867,226	$17.20 to $20.48	$32,787,921	0.90% to 1.50%	-8.58% to -8.03%		0.00%
U.S. Strategic Equity Subaccount
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
2010	298,629	$10.57 to $12.19	$3,183,431	0.90% to 1.60%	11.84% to 21.92%	(b)	0.73%
2009	275,609	$9.52 to $9.79	$2,639,925	0.90% to 1.50%	24.97% to 25.71%		1.12%
2008	184,066	$7.65 to $7.79	$1,408,740	0.90% to 1.40%	-36.18% to -35.86%		1.16%
2007	107,537	$11.98 to $12.14	$1,289,466	0.90% to 1.40%	-2.33% to -1.84%		1.48%
International Equity Subaccount
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
2010	36,678,287	$9.27 to $12.05	$434,888,063	0.65% to 1.70%	6.03% to 20.51%	(b)	1.50%
2009	28,025,757	$8.74 to $11.17	$315,693,150	0.65% to 1.50%	19.66% to 20.67%		3.06%
2008	17,427,391	$7.25 to $9.33	$163,771,993	0.65% to 1.50%	-37.95% to -37.42%		1.88%
2007	7,793,330	$11.58 to $15.04	$117,792,202	0.65% to 1.50%	9.14% to 10.07%		4.89%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
2010	29,042,935	$11.50 to $12.21	$436,199,017	0.65% to 1.70%	6.67% to 22.12%	(b)	0.00%
2009	17,117,109	$10.78 to $13.95	$243,606,636	0.65% to 1.50%	55.08% to 56.38%		0.00%
2008	14,250,178	$6.89 to $9.00	$130,532,919	0.65% to 1.50%	-40.30% to -39.79%		0.00%
2007	7,180,690	$11.45 to $15.07	$109,991,335	0.65% to 1.50%	8.48% to 9.40%		0.19%
Jennison Subaccount
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
2010	1,809,973	$11.12 to $12.24	$13,983,292	0.65% to 1.60%	10.73% to 22.45%	(b)	0.02%
2009	1,727,780	$6.81 to $10.04	$12,112,509	0.65% to 1.50%	40.48% to 41.66%		0.28%
2008	1,256,315	$4.85 to $7.09	$6,223,488	0.65% to 1.50%	-38.48% to -37.96%		0.07%
2007	1,433,204	$7.89 to $16.54	$11,486,264	0.90% to 1.50%	9.90% to 10.55%		0.00%
UBS Series Trust - Class I:
U.S. Allocation Subaccount
2008	429,475	$6.61 to $7.00	$2,885,894	0.90% to 1.50%	-36.29% to -35.91%		2.78%
2007	498,908	$10.38 to $10.92	$5,252,956	0.90% to 1.50%	0.39% to 0.99%		2.34%
Old Mutual Insurance Series Fund:
Technology & Communications
2007	661,678	$2.50 to $2.62	$1,674,557	0.90% to 1.50%	31.35% to 32.14%		0.00%
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
2010	12,155,036	$12.47 to $12.64	$291,946,014	0.65% to 1.70%	24.71%(a) to 27.74%		0.13%
2009	11,484,715	$9.89 to $18.82	$218,734,330	0.65% to 1.50%	37.69% to 38.85%		0.48%
2008	10,147,808	$7.12 to $13.67	$140,468,152	0.65% to 1.50%	-40.50% to -40.00%		0.24%
2007	9,428,743	$11.87 to $22.97	$219,198,737	0.65% to 1.50%	13.62% to 14.59%		0.50%
VIP Contrafund Subaccount
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
2010	29,401,005	$10.73 to $12.32	$384,776,381	0.65% to 1.70%	16.17% to 23.22%	(b)	1.05%
2009	28,853,925	$9.23 to $11.15	$327,437,555	0.65% to 1.50%	33.47% to 34.59%		1.25%
2008	24,956,365	$6.86 to $8.35	$211,915,180	0.65% to 1.50%	-43.54% to -43.06%		0.89%
2007	19,945,934	$12.05 to $14.79	$299,281,287	0.65% to 1.50%	15.56% to 16.54%		0.90%
VIP Growth Subaccount
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
2010	4,421,625	$10.43 to $12.83	$30,630,083	0.65% to 1.60%	23.06% to 28.32%	(b)	0.03%
2009	4,640,543	$5.55 to $8.48	$26,182,589	0.65% to 1.50%	26.07% to 27.14%		0.20%
2008	4,769,142	$4.40 to $4.64	$21,279,725	0.90% to 1.50%	-48.09% to -47.78%		0.61%
2007	4,224,703	$8.48 to $8.88	$36,238,590	0.90% to 1.50%	24.78% to 25.52%		0.36%
VIP Equity-Income Subaccount
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
2010	10,860,116	$8.81 to $12.17	$129,281,598	0.65% to 1.60%	14.18% to 21.71%	(b)	1.67%
2009	10,879,255	$7.72 to $10.47	$114,699,424	0.65% to 1.50%	27.96% to 29.05%		2.06%
2008	11,417,909	$5.98 to $8.18	$94,316,996	0.65% to 1.50%	-43.66% to -43.18%		2.43%
2007	10,578,270	$10.53 to $14.52	$154,651,925	0.65% to 1.50%	-0.23% to 0.61%		1.90%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
VIP Real Estate Subaccount
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%
2010	10,136,960	$9.37 to $12.05	$93,664,032	0.65% to 1.70%	20.55%(a) to 29.25%		2.11%
2009	979,626	$7.15 to $7.25	$7,021,406	0.65% to 1.50%	35.37% to 36.51%		3.10%
2008	219,437	$5.28 to $5.30	$1,160,375	0.90% to 1.50%	-47.19%(a) to -46.98%	(b)	10.43%
Janus Aspen Series - Service Shares:
Janus Subaccount
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
2010	3,983,756	$6.50 to $6.93	$26,388,380	0.90% to 1.50%	12.57% to 13.24%		0.37%
2009	4,084,057	$5.77 to $6.12	$23,970,684	0.90% to 1.50%	34.00% to 34.80%		0.39%
2008	3,539,532	$4.31 to $4.54	$15,485,874	0.90% to 1.50%	-40.76% to -40.41%		0.60%
2007	2,854,509	$7.27 to $7.61	$21,016,655	0.90% to 1.50%	13.09% to 13.77%		0.57%
Worldwide Subaccount
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
2010	3,316,104	$9.88 to $12.02	$20,808,627	0.65% to 1.60%	14.77% to 20.24%	(b)	0.49%
2009	3,289,126	$5.35 to $8.60	$17,929,431	0.65% to 1.50%	35.37% to 36.52%		1.35%
2008	2,424,258	$3.95 to $4.16	$9,753,792	0.90% to 1.50%	-45.63% to -45.30%		1.03%
2007	2,392,107	$7.27 to $11.49	$17,616,814	0.65% to 1.50%	7.74% to 8.65%		0.56%
Balanced Subaccount
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
2010	8,127,206	$11.05 to $12.49	$113,189,957	0.65% to 1.60%	7.42% to 10.49%	(b)	2.66%
2009	7,095,139	$11.62 to $12.83	$92,682,955	0.65% to 1.50%	23.73% to 24.77%		2.91%
2008	5,149,346	$10.37 to $10.92	$54,207,444	0.90% to 1.50%	-17.30% to -16.81%		2.44%
2007	5,140,481	$12.54 to $13.12	$65,212,598	0.90% to 1.50%	8.65% to 9.30%		2.27%
Overseas Subaccount
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
2010	21,396,533	$12.59 to $14.52	$357,539,519	0.65% to 1.70%	24.21% to 25.94%	(b)	0.55%
2009	21,409,601	$11.69 to $13.24	$290,151,489	0.65% to 1.50%	76.43% to 77.91%		0.41%
2008	21,523,694	$6.57 to $7.50	$165,130,361	0.65% to 1.50%	-52.94% to -52.54%		1.12%
2007	17,545,578	$13.84 to $15.95	$286,132,917	0.65% to 1.50%	26.12% to 27.19%		0.50%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	1,295,512	$8.73 to $10.86	$11,552,213	0.90% to 1.50%	-33.00% to -32.59%		0.19%
2007	1,508,468	$13.03 to $16.11	$20,040,625	0.90% to 1.50%	-7.07% to -6.52%		0.01%
Mid Cap Value Subaccount
2008	7,942,270	$13.63 to $14.23	$109,693,875	0.90% to 1.50%	-34.20% to -33.81%		1.11%
2007	8,411,964	$20.72 to $21.49	$176,171,824	0.90% to 1.50%	0.93% to 1.53%		0.86%
J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
2010	1,170,526	$13.21 to $16.62	$15,861,564	0.90% to 1.50%	25.25% to 25.99%		0.00%
2009	1,307,460	$10.55 to $13.19	$14,111,303	0.90% to 1.50%	29.20%(a) to 29.72%	(b)	0.35%
Mid Cap Value Subaccount
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
2010	6,903,588	$12.17 to $21.84	$145,170,835	0.90% to 1.70%	21.70%(a) to 22.35%		1.18%
2009	7,738,677	$17.01 to $17.85	$133,585,795	0.90% to 1.50%	28.82%(a) to 29.34%	(b)	0.00%
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Global Bond Subaccount
2007	20,287	$13.08 to $13.64	$269,060	0.90% to 1.40%	8.62% to 9.16%		2.88%
Growth & Income Subaccount
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
2010	13,562	$10.13	$137,445	1.40%	11.24%		0.00%
2009	21,914	$9.11	$199,648	1.40%	18.69%		3.60%
2008	24,055	$7.68	$184,649	1.40%	-41.52%		2.07%
2007	60,262	$13.02 to $13.69	$792,280	0.90% to 1.50%	3.30% to 3.92%		1.18%
Small Cap Growth Subaccount
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%
2010	1,666	$16.24	$27,051	1.40%	34.71%		0.00%
2009	1,667	$12.05	$20,098	1.40%	39.33%		0.00%
2008	1,670	$8.65	$14,444	1.40%	-46.38%		0.00%
2007	7,416	$16.13	$119,657	1.40%	12.12%		0.00%
Dynamic Asset Allocation Subaccount
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
2010	995,905	$15.85 to $16.74	$16,068,933	0.90% to 1.50%	33.93% to 34.73%		0.00%
2009	827,778	$11.84 to $12.42	$9,990,069	0.90% to 1.50%	60.51% to 61.47%		0.00%
2008	405,764	$7.37 to $7.69	$3,038,533	0.90% to 1.50%	-40.42% to -40.06%		0.00%
2007	338,271	$12.38 to $12.84	$4,230,810	0.90% to 1.50%	0.73% to 1.33%		0.00%
Investors Growth Stock Subaccount
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
2010	677,749	$11.66 to $12.07	$7,619,176	0.90% to 1.60%	11.15% to 20.75%	(b)	0.29%
2009	721,039	$9.99 to $10.49	$7,325,623	0.90% to 1.50%	37.04% to 37.85%		0.39%
2008	554,395	$7.29 to $7.61	$4,105,697	0.90% to 1.50%	-37.92% to -37.54%		0.28%
2007	469,454	$11.74 to $12.18	$5,572,534	0.90% to 1.50%	9.38% to 10.03%		0.09%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Mid Cap Growth Subaccount
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
2010	2,646,417	$8.73 to $9.90	$23,577,965	0.65% to 1.50%	27.30% to 28.37%		0.00%
2009	2,864,639	$6.86 to $7.71	$19,969,505	0.65% to 1.50%	39.16% to 40.34%		0.00%
2008	2,932,900	$4.93 to $5.50	$14,641,258	0.65% to 1.50%	-52.31% to -51.91%		0.00%
2007	2,684,663	$10.33 to $11.43	$28,055,529	0.65% to 1.50%	7.88% to 8.80%		0.00%
Total Return Subaccount
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
2010	4,588,367	$10.46 to $11.11	$60,833,173	0.65% to 1.70%	8.92% to 11.12%	(b)	2.61%
2009	4,909,856	$9.60 to $12.07	$60,202,530	0.65% to 1.50%	15.98% to 16.96%		3.35%
2008	4,940,387	$8.21 to $10.41	$52,117,864	0.65% to 1.50%	-23.47% to -22.82%		2.90%
2007	5,720,719	$13.60 to $14.11	$78,705,597	0.90% to 1.50%	2.39% to 3.00%		2.31%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
2010	34,133,472	$10.14 to $12.68	$523,839,472	0.65% to 1.70%	1.45%(a) to 7.41%		1.42%
2009	24,728,496	$11.80 to $14.25	$357,353,103	0.65% to 1.50%	16.61% to 17.60%		3.06%
2008	16,710,368	$10.04 to $12.22	$206,825,372	0.65% to 1.50%	-8.41% to -7.64%		3.51%
2007	15,714,685	$10.87 to $13.35	$211,973,515	0.65% to 1.50%	9.02% to 9.95%		4.67%
Total Return Subaccount
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
2010	93,230,133	$10.17 to $13.71	$1,434,640,762	0.65% to 1.70%	1.72%(a) to 7.41%		2.43%
2009	72,649,542	$12.76 to $14.30	$1,052,814,518	0.65% to 1.50%	12.36% to 13.31%		5.02%
2008	36,170,311	$11.26 to $12.73	$465,684,252	0.65% to 1.50%	3.26% to 4.13%		4.45%
2007	30,283,325	$10.82 to $12.33	$377,030,784	0.65% to 1.50%	7.15% to 8.06%		4.82%
Global Bond Subaccount
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
2010	12,463,732	$10.83 to $13.87	$209,234,170	0.65% to 1.70%	8.26%(a) to 10.94%		2.71%
2009	17,543,781	$12.50 to $15.12	$268,855,561	0.65% to 1.50%	15.11% to 16.08%		3.11%
2008	7,688,924	$10.77 to $13.14	$102,224,882	0.65% to 1.50%	-2.31% to -1.48%		3.42%
2007	2,328,533	$10.93 to $13.45	$31,649,114	0.65% to 1.50%	8.12% to 9.03%		3.30%
CommodityRealReturn Strategy Subaccount
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
2010	11,799,398	$10.89 to $13.28	$126,952,301	0.65% to 1.70%	23.72% to 32.84%	(b)	15.77%
2009	9,591,976	$8.71 to $8.80	$83,757,927	0.65% to 1.50%	39.44% to 40.62%		9.05%
2008	226,935	$6.25 to $6.25	$1,417,713	0.90% to 1.40%	-37.54%(a) to -37.46%	(b)	10.64%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
2010	29,665	$8.41 to $8.74	$258,084	0.90% to 1.40%	15.65% to 16.22%		0.05%
2009	35,022	$7.27 to $7.52	$262,954	0.90% to 1.40%	32.41% to 33.06%		0.41%
2008	40,054	$5.49 to $5.65	$226,279	0.90% to 1.40%	-36.68% to -36.37%		0.00%
2007	41,236	$8.67 to $8.88	$367,097	0.90% to 1.40%	8.46% to 9.00%		0.00%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
2010	1,536,716	$12.13 to $14.75	$21,973,886	0.90% to 1.70%	14.02% to 21.29%	(b)	1.82%
2009	1,382,187	$12.43 to $12.94	$17,397,245	0.90% to 1.50%	20.42% to 21.14%		1.96%
2008	835,769	$10.33 to $10.68	$8,697,798	0.90% to 1.50%	-30.76% to -30.35%		1.65%
2007	710,145	$14.91 to $15.33	$10,662,767	0.90% to 1.50%	5.26% to 5.89%		1.27%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
2010	12,223,754	$11.89 to $11.93	$279,977,830	0.65% to 1.70%	18.95%(a) to 19.74%		0.13%
2009	10,295,119	$9.96 to $19.26	$199,836,872	0.65% to 1.50%	33.20% to 34.33%		0.00%
2008	7,690,095	$7.42 to $14.46	$112,352,190	0.65% to 1.50%	-28.26% to -27.65%		0.68%
2007	6,503,959	$10.25 to $20.16	$132,205,057	0.65% to 1.50%	-3.59% to -2.77%		0.06%
Micro-Cap Subaccount
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
2010	5,728,780	$12.63 to $13.04	$141,166,720	0.65% to 1.70%	29.12% to 30.36%	(b)	2.01%
2009	5,560,538	$9.78 to $19.24	$107,679,861	0.65% to 1.50%	55.71% to 57.02%		0.00%
2008	4,721,918	$6.23 to $12.36	$58,869,696	0.65% to 1.50%	-44.11% to -43.64%		2.81%
2007	4,182,119	$11.05 to $22.11	$93,186,697	0.65% to 1.50%	2.43% to 3.30%		1.69%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
2010	1,790,005	$10.14 to $10.77	$23,162,057	0.65% to 1.70%	1.38%(a) to 6.17%		5.16%
2009	1,386,239	$10.14 to $12.14	$17,044,178	0.65% to 1.50%	7.76% to 8.67%		2.35%
2008	8,255,729	$9.33 to $11.27	$94,068,166	0.65% to 1.50%	-11.78% to -11.04%		4.48%
2007	4,125,337	$10.49 to $12.77	$53,194,395	0.65% to 1.50%	3.65% to 4.53%		1.76%
U.S. Real Estate Subaccount
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
2010	4,734,817	$8.91 to $11.97	$100,936,783	0.65% to 1.60%	19.71%(a) to 28.69%		2.67%
2009	9,882,435	$6.93 to $16.81	$167,369,477	0.65% to 1.50%	26.59% to 27.66%		3.15%
2008	6,995,586	$5.43 to $13.28	$93,767,343	0.65% to 1.50%	-38.98% to -38.46%		2.83%
2007	5,729,823	$8.82 to $21.77	$125,800,865	0.65% to 1.50%	-18.50% to -17.81%		1.01%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
International Growth Equity Subaccount (note 4)
2009	29,629,485	$8.26 to $8.46	$246,612,533	0.65% to 1.50%	34.52% to 35.66%		0.77%
2008	21,994,261	$6.14 to $6.23	$135,780,314	0.65% to 1.50%	-49.29% to -48.86%		0.00%
2007	4,150,189	$12.11 to $12.19	$50,422,835	0.65% to 1.50%	12.56% to 13.52%		0.40%
Growth Subaccount
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
2010	1,009,282	$12.02 to $12.47	$12,246,417	0.65% to 1.50%	20.80% to 21.82%		0.00%
2009	1,279,528	$9.95 to $10.23	$12,816,110	0.65% to 1.50%	62.70% to 64.08%		0.00%
2008	380,473	$6.12 to $6.21	$2,338,958	0.90% to 1.50%	-50.10% to -49.80%		0.00%
2007	184,720	$12.26 to $12.38	$2,271,551	0.90% to 1.50%	19.86% to 20.57%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. Value Series I Subaccount
2010	2,598	$13.24 to $14.10	$36,259	0.90% to 1.40%	16.33%(a) to 16.67%	(b)	0.00%
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	2,172,773	$8.95 to $9.23	$19,619,655	0.65% to 1.50%	23.70%(a) to 24.32%	(b)	0.00%
Invesco Van Kampen V.I. Comstock Series I Subaccount
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
2010	10,661,300	$11.21 to $12.68	$136,259,151	0.65% to 1.50%	11.01% to 11.94%		6.62%
2009	11,617,566	$10.01 to $11.42	$133,678,258	0.65% to 1.50%	33.59% to 34.72%		8.17%
2008	13,142,269	$7.43 to $8.55	$113,068,164	0.65% to 1.50%	-30.70% to -30.11%		5.48%
2007	12,566,738	$10.63 to $12.33	$155,670,651	0.65% to 1.50%	2.21% to 3.08%		3.28%
Franklin Flex Cap Growth Securities Subaccount
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
2010	10,455,060	$11.42 to $12.42	$131,037,406	0.65% to 1.50%	14.48% to 15.44%		0.00%
2009	14,250,752	$9.89 to $10.85	$155,916,767	0.65% to 1.50%	31.00% to 32.11%		0.00%
2008	15,857,156	$7.49 to $8.28	$132,218,111	0.65% to 1.50%	-36.27% to -35.73%		0.12%
2007	8,633,112	$11.65 to $12.99	$112,749,852	0.65% to 1.50%	12.62% to 13.58%		0.02%
Templeton Foreign Securities Subaccount
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
2010	14,241,608	$10.53 to $12.88	$184,806,060	0.65% to 1.50%	6.81% to 7.71%		1.08%
2009	6,136,748	$9.77 to $12.06	$74,516,879	0.65% to 1.50%	35.02% to 36.16%		3.40%
2008	7,007,069	$7.18 to $8.93	$62,982,097	0.65% to 1.50%	-41.26% to -40.76%		2.45%
2007	6,743,510	$14.38 to $15.21	$102,995,562	0.90% to 1.50%	13.74% to 14.42%		1.85%
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
2010	6,074,245	$9.82 to $10.67	$60,415,794	0.65% to 1.50%	24.13% to 25.18%		0.33%
2009	7,012,429	$7.92 to $8.53	$55,978,023	0.65% to 1.50%	44.00% to 45.21%		0.55%
2008	18,862,358	$5.50 to $5.87	$104,207,032	0.65% to 1.50%	-46.75% to -46.30%		1.14%
2007	11,732,042	$10.32 to $10.93	$121,492,884	0.65% to 1.50%	1.52% to 2.38%		0.52%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	697,530	$6.29 to $12.84	$4,341,094	0.65% to 1.70%	21.24% to 28.36%	(b)	15.49%
2009	1,468,965	$5.12 to $5.19	$7,548,642	0.65% to 1.50%	37.86% to 39.02%		0.65%
2008	345,546	$3.71 to $3.73	$1,284,794	0.90% to 1.50%	-62.87%(a) to -62.73%	(b)	0.00%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
2010	2,598,462	$9.46 to $12.32	$24,140,073	0.65% to 1.70%	16.99% to 23.25%	(b)	0.00%
2009	2,571,230	$7.97 to $8.08	$20,549,368	0.65% to 1.50%	27.19% to 28.27%		0.00%
2008	582,960	$6.27 to $6.30	$3,658,482	0.65% to 1.50%	-37.34%(a) to -36.98%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
2010	56,708,967	$8.50 to $11.88	$476,489,550	0.65% to 1.70%	10.17% to 18.78%	(b)	0.75%
2009	39,646,867	$7.60 to $7.71	$302,461,688	0.65% to 1.50%	16.13% to 17.11%		2.71%
2008	7,678,608	$6.55 to $6.58	$50,340,555	0.65% to 1.50%	-34.53%(a) to -34.16%	(b)	8.72%
Structured U.S. Equity Subaccount
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
2010	203,483	$8.64 to $8.78	$1,764,275	0.90% to 1.50%	10.94% to 11.59%		1.43%
2009	160,231	$7.79 to $7.87	$1,250,800	0.90% to 1.50%	19.10% to 19.81%		2.23%
2008	78,732	$6.54 to $6.57	$515,462	0.90% to 1.50%	-34.57%(a) to -34.31%	(b)	7.38%
Strategic Growth Subaccount
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%
2010	686,786	$9.56 to $11.89	$6,453,527	0.65% to 1.60%	9.78% to 18.90%	(b)	0.22%
2009	502,838	$8.59 to $8.71	$4,327,987	0.65% to 1.50%	45.32% to 46.54%		0.39%
2008	79,493	$5.91 to $5.93	$470,306	0.90% to 1.40%	-40.86%(a) to -40.67%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
2010	8,782,303	$10.43 to $11.12	$90,089,821	0.65% to 1.70%	11.20%(a) to 11.82%		6.48%
2009	6,786,838	$9.20 to $9.33	$62,638,794	0.65% to 1.50%	33.37% to 34.50%		7.44%
2008	2,274,416	$6.90 to $6.93	$15,713,132	0.90% to 1.50%	-31.01%(a) to -30.74%	(b)	1.68%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Franklin Flex Cap Growth Securities Subaccount
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
2010	25,132,895	$10.17 to $12.35	$252,213,987	0.65% to 1.70%	15.34% to 23.50%	(b)	0.00%
2009	24,042,461	$8.69 to $8.82	$209,696,474	0.65% to 1.50%	30.73% to 31.83%		0.12%
2008	7,162,684	$6.65 to $6.69	$47,687,033	0.65% to 1.50%	-33.51%(a) to -33.13%	(b)	0.08%
Templeton Foreign Securities Subaccount
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
2010	30,848,031	$9.11 to $12.22	$277,615,984	0.65% to 1.70%	7.68% to 22.18%	(b)	0.58%
2009	4,313,235	$8.34 to $8.46	$36,098,580	0.65% to 1.50%	34.82% to 35.96%		2.06%
2008	1,661,527	$6.19 to $6.21	$10,296,096	0.90% to 1.50%	-38.12%(a) to -37.87%	(b)	1.05%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
2010	3,236,287	$9.39 to $11.50	$29,877,781	0.65% to 1.60%	9.53% to 14.97%	(b)	2.31%
2009	2,774,405	$8.46 to $8.58	$23,538,450	0.65% to 1.50%	28.14% to 29.22%		3.29%
2008	1,327,936	$6.60 to $6.64	$8,780,316	0.65% to 1.50%	-34.01%(a) to -33.64%	(b)	7.58%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
2010	29,907,837	$11.62 to $12.24	$360,539,266	0.65% to 1.70%	7.98% to 16.22%	(b)	1.05%
2009	21,027,600	$11.21 to $11.33	$236,338,581	0.65% to 1.50%	23.21% to 24.25%		0.25%
2008	1,667,050	$9.10 to $9.11	$15,178,149	0.90% to 1.50%	-8.99%(a) to -8.85%	(b)	3.80%
VIP Global Natural Resources Subaccount
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
2010	7,437,992	$12.15 to $13.90	$89,111,570	0.65% to 1.70%	16.31% to 38.99%	(b)	0.00%
2009	5,640,725	$10.34 to $10.45	$58,493,771	0.65% to 1.50%	71.06% to 72.50%		0.00%
2008	553,501	$6.04 to $6.05	$3,346,148	0.90% to 1.50%	-39.57%(a) to -39.48%	(b)	16.82%
VIP Science and Technology Subaccount
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
2010	2,046,624	$12.17 to $13.18	$26,588,595	0.65% to 1.70%	12.03% to 21.74%	(b)	0.00%
2009	1,927,781	$11.64 to $11.77	$22,504,210	0.65% to 1.50%	41.71% to 42.91%		0.00%
2008	140,095	$8.22 to $8.23	$1,151,713	0.90% to 1.50%	-17.83%(a) to -17.71%	(b)	0.00%
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS™ Protected Moderate Growth ETF Subaccount
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS™ Protected Growth ETF Subaccount
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2011, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 11, 2012

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements

December 31, 2011 and 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, OH

April 4, 2012

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2011 and 2010

(Dollars in thousands, except share amounts)

	2011	2010
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,660,363	5,394,154
Fixed maturity securities on loan	254,461	346,398
Equity securities	38,079	35,138
Equity securities on loan	277	89
Fixed maturity held-to-maturity securities, at amortized cost	968,483	844,404
Trading securities, at fair value:
Fixed maturity	13,657	13,487
Equity securities	—	723
Mortgage loans on real estate, net	1,282,520	1,271,812
Real estate, net	3,522	3,594
Policy loans	333,745	320,430
Other long-term investments	21,141	13,489
Short-term investments securities lending collateral	272,612	372,190
Short-term investments	69,145	231,690

Total investments	8,918,005	8,847,598
Cash	386,929	199,991
Accrued investment income	83,240	80,281
Deferred policy acquisition costs	1,054,052	1,112,437
Reinsurance recoverable	1,770,363	1,357,818
Other assets	159,814	112,959
Goodwill and intangible assets	755	755
Federal income tax recoverable	9,589	49,599
Assets held in separate accounts	11,901,722	11,727,829

Total assets	$24,284,469	23,489,267

Liabilities and Equity
Future policy benefits and claims	$8,977,310	9,024,100
Policyholders’ dividend accumulations	46,781	48,289
Other policyholder funds	61,177	50,601
Notes payable (net of unamortized discount of $1,336 in 2011 and $570 in 2010)	359,164	105,430
Federal income taxes:
Deferred	403,709	262,716
Other liabilities	304,417	192,503
Payables for securities lending collateral	272,612	372,190
Liabilities related to separate accounts	11,901,722	11,727,829

Total liabilities	22,326,892	21,783,658

Commitments and contingencies
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	188,076	187,273
Accumulated other comprehensive income	150,905	84,066
Retained earnings	1,608,596	1,419,685

Total stockholder’s equity	1,957,577	1,701,024
Non-controlling interest	—	4,585
Total equity	1,957,577	1,705,609

Total liabilities and equity	$24,284,469	23,489,267

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Revenues:
Traditional life insurance premiums	$203,103	259,029	254,047
Annuity premiums and charges	185,627	176,051	125,972
Universal life policy charges	129,410	124,822	117,977
Accident and health insurance premiums	17,286	18,167	19,375
Investment management fees	7,686	7,281	5,825
Change in value of trading securities	122	101	2,434
Net investment income	466,534	482,850	492,399
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(16,887)	(22,352)	(86,270)
Portion of impairment losses recognized in other comprehensive income	4,067	6,843	46,986

Net other-than-temporary impairment losses on securities recognized in earnings	(12,820)	(15,509)	(39,284)
Realized gains (losses), excluding other-than-temporary impairment losses on securities	35,083	52,254	(6,734)

Total investment gains (losses)	22,263	36,745	(46,018)
Derivative instruments	(7,076)	(30,084)	(39,075)
Other income	71,764	63,296	48,905

	1,096,719	1,138,258	981,841

Benefits and expenses:
Benefits and claims	261,619	488,876	707,165
Provision for policyholders’ dividends on participating policies	45,171	38,769	37,897
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	188,890	213,982	36,913
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,146	2,768	(6,082)
Other operating costs and expenses	167,453	185,318	155,368

	665,279	929,713	931,261

Income before income taxes	431,440	208,545	50,580

Income taxes:
Current expense (benefit)	31,706	(31,200)	58,368
Deferred expense (benefit)	102,425	98,369	(54,290)

	134,131	67,169	4,078

Net income	297,309	141,376	46,502
Less net (loss) income attributable to the non-controlling interest	(167)	(107)	292

Net income attributable to ONLIC	$297,476	141,483	46,210

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843
Dividends to stockholder	—	—	—	(48,000)	(48,000)	—	(48,000)
Comprehensive income:
Net income	—	—	—	141,483	141,483	(107)	141,376
Other comprehensive income	—	—	105,230	—	105,230	160	105,390

Total comprehensive income					246,713	53	246,766

Balance, December 31, 2010	10,000	187,273	84,066	1,419,685	1,701,024	4,585	1,705,609
Change in non-controlling interest ownership	—	803	565	(565)	803	(4,501)	(3,698)
Dividends to stockholder	—	—	—	(108,000)	(108,000)	—	(108,000)
Comprehensive income:
Net income	—	—	—	297,476	297,476	(167)	297,309
Other comprehensive income	—	—	66,274	—	66,274	83	66,357

Total comprehensive income					363,750	(84)	363,666

Balance, December 31, 2011	$10,000	188,076	150,905	1,608,596	1,957,577	—	1,957,577

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:
Net income	$297,309	141,376	46,502
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	1,136	774	882
Proceeds from sales of equity securities trading securities	768	5,260	407
Cost of fixed maturity trading securities acquired	(1,227)	(427)	(10,716)
Interest credited to policyholder account values	223,449	259,814	282,652
Universal life and investment-type product policy fees	(224,380)	(202,761)	(162,620)
Capitalization of deferred policy acquisition costs	(192,921)	(194,052)	(247,557)
Amortization of deferred policy acquisition costs	191,036	216,750	30,831
Amortization and depreciation	218	804	(4,939)
Net realized (gains) losses on investments and derivative instruments	(15,187)	(6,661)	85,093
Change in value of trading securities	(122)	(101)	(2,434)
Deferred federal income tax expense (benefit)	102,425	98,369	(54,290)
(Increase) decrease in accrued investment income	(2,959)	2,629	4,337
(Increase) decrease in other assets	(549,552)	(173,539)	133,716
Increase in policyholder liabilities	327,514	186,525	102,092
Increase (decrease) in policyholders’ dividend accumulations and other funds	3,848	(2,090)	1,130
Increase (decrease) in federal income tax payable	40,010	(49,924)	42,503
Increase (decrease) in other liabilities	51,355	16,090	(21,701)
Other, net	(878)	(1,627)	(370)

Net cash provided by operating activities	251,842	297,209	225,518

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	93,729	105,860	72,819
Proceeds from sale of fixed maturity available-for-sale securities	840,600	828,476	633,056
Proceeds from sale of available-for-sale equity securities	3	1,099	204
Proceeds from maturity of fixed maturity held-to-maturity securities	104,811	113,217	149,893
Proceeds from repayment of mortgage loans on real estate	117,587	114,807	117,364
Proceeds from sale of real estate	132	574	615
Cost of fixed maturity available-for-sale securities acquired	(923,135)	(937,637)	(778,821)
Cost of available-for-sale equity securities acquired	(3,258)	(6,367)	(570)
Cost of fixed maturity held-to-maturity securities acquired	(234,810)	(238,013)	(139,335)
Cost of mortgage loans on real estate acquired	(125,567)	(122,341)	(25,369)
Cost of real estate acquired	(153)	(605)	(175)
Derivative payments	(717)	(30,312)	(32,779)
Change in payables for securities lending collateral, net	(99,578)	372,190	—
Net decrease (increase) in short-term investments	162,545	363,103	(330,239)
Change in policy loans, net	(13,315)	(20,901)	(32,899)
Change in other invested assets, net	(4,263)	1,611	(481)

Net cash (used in) provided by investing activities	(85,389)	544,761	(366,717)

Cash flows from financing activities:
Universal life and investment product account deposits	1,920,775	1,862,675	3,095,687
Universal life and investment product account withdrawals	(2,181,868)	(2,265,342)	(3,005,012)
Issuance of notes payable	250,000	—	—
Dividends paid to parent	(68,000)	(48,000)	(35,000)

Net cash (used in) provided by financing activities	(79,093)	(450,667)	55,675

Net increase (decrease) in cash and cash equivalents	87,360	391,303	(85,524)
Cash and cash equivalents, beginning of year	572,181	180,878	266,402

Cash and cash equivalents, end of year	$659,541	572,181	180,878

Supplemental disclosures:
Income taxes paid	$—	18,528	15,000
Interest paid on notes payable	19,675	8,348	8,348

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (“ONLIC”) is a stock life insurance company. Ohio National Life Assurance Corporation (“ONLAC”) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. The Company also owns National Security Life and Annuity Company (“NSLAC”). The Company purchased the previously unowned 19.5% of NSLAC from Security Mutual Life Insurance Company of New York (“SML”) in December, 2011. Effective December 19, 2008, Montgomery Re, Inc. (“MONT”) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

On December 15, 2011, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase the remaining shares of NSLAC from SML. ONLIC purchased 1,951 shares from SML for a $4,500 surplus note thereby increasing ONLIC’s holdings in NSLAC to 100% and decreasing SML’s holdings to 0%. On December 15, 2011, ONLIC issued a $4,500 surplus note to SML as payment for the additional shares of NSLAC. The fair value of the surplus note at issuance was $3,697 and the difference from the $4,500 surplus note is accounted for in Total Equity as an increase to Additional Paid-in-Capital and Accumulated Other Comprehensive Income (Loss) of $803 and $565, respectively, offset by a decrease in Retained Earnings of $565.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain securities in the 2010 fixed income portfolio have been reclassified in footnotes 5 and 6 to conform to the current presentation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (“ONFS”). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

6	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of fixed annuity sales accounted for approximately 30% and 31% of total fixed annuity reserves as of December 31, 2011 and 2010, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,770,363 and $1,357,818 as of December 31, 2011 and 2010, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60, with the percentage of the guarantee that may be withdrawn varying based upon the age of the annuitant when the withdrawals start. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

Liquidity Risk. There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. Ohio National has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of operations. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2011, 77.2% of the fair values of fixed maturity securities were obtained from independent pricing services, 17.6% from the Company’s pricing matrices and 5.2% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (“DAC”). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life, investment products, and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued prior to 2010. At December 31, 2011 and 2010, this reserve balance was $4,859 and $3,100, respectively.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts so as to allow the Company to recover a charge for any built-in death benefits.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for his or her life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. This means that the contract value could be significantly less than the guaranteed income base, but it might not provide any benefit to the policyholder or any cost to the Company. In addition, some policyholders may not be willing to give up access to their contract value that occurs with annuitization under the rider. Effective May 1, 2010, the Company discontinued offering the GMIB rider in virtually all states. NSLAC continues to sell the GMIB rider in the state of New York.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company discontinued offering the GMIB rider during 2010 and began to offer a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (“rolls up”) by eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, the GLWB rider also provides for a

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

“top-off” of the GLWB base at the end of the tenth contract year if the owner has not made any withdrawals in the first ten years. The “top-off” is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one “top-off” during the contractual term. A reset to the contract value does not start a new “top-off” period. A “top-off” will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits. Also offered is a joint life version of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life GLWB rider, the guaranteed amount that may be withdrawn could decline either because (1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base; and/or (2) the surviving spouse is in a different age band.

These initial GLWB riders represented an embedded derivative in the variable annuity contract that was required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative was carried at fair value and reported in future policy benefits and claims. The fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For the second generation GLWB riders (issued January 1, 2011 through present), claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the Lifetime Annuity Period and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

	December 31, 2011
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$691.0	10,839.5	11,530.5	500.6	12.1	65

GMIB	$139.3	7,798.0	7,937.3	—	—	64

GLWB	$88.6	1,466.2	1,554.8	—	—	62

GMAB/GMWB	$14.9	276.3	291.2	9.5	—	64

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$728.3	10,731.1	11,459.4	310.4	11.7	64

GMIB	$141.1	8,526.7	8,667.8	—	—	63

GLWB	$58.7	454.4	513.1	—	—	61

GMAB/GMWB	$15.6	304.6	320.2	4.4	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2011 and 2010.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31 (millions):

	2011	2010
Mutual funds:
Bond	$2,857.7	2,608.8
Balanced	449.3	365.4
Equity	7,450.8	7,511.7
Money market	241.8	247.3

Total	$10,999.6	10,733.2

As of December 31, 2011, direct G reserves were $201.0 million, ceded G reserves were $603.1 million and net G reserves were ($402.1) million. As of December 31, 2010, direct G reserves were $67.1 million, ceded G reserves were $188.3 million and net G reserves were ($121.2) million.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31 (millions):

	2011	2010
GMDB	$21.3	27.3
GMIB	(439.4)	(153.6)
GMAB/GMWB	16.0	5.1

Total	$(402.1)	(121.2)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2010 to 2011, direct reserves increased $34.7 million offset by an increase of $320.5 million in reinsurance ceded reserves for a net decrease in reserves of $285.8 million. The direct reserves were calculated using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 944, Financial Services (as described above) and the reinsurance ceded reserves were calculated using ASC 815, Derivatives. See note 5 for a reconciliation of the change in the reinsurance ceded reserves.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8% of the Company’s ordinary life insurance in force as of December 31, 2011, 2010 and 2009. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company, in 2007 acquired more than 80% ownership of NSLAC and will join the consolidated return January 1, 2013. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using September 30 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The fair value of a reporting unit is determined using two market approaches and a discounted cash flow model. The market approaches use the guideline company method and the market transaction method to estimate fair value. The critical estimates necessary in determining fair value are projected earnings, expected level of cash flows, comparative market multiples, and the discount rate. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011 follows:

	2011	2010
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $345,053 and $317,278 as of December 31, 2011 and 2010, respectively)	$373,083	337,277
Fixed maturity securities held-to-maturity, at amortized cost	35,807	36,855
Mortgage loans on real estate, net	113,824	114,260
Policy loans	104,630	121,321
Short-term investments	7,752	39,735
Accrued investment income	5,310	5,263
Deferred policy acquisition costs	67,044	69,706
Reinsurance recoverable	1,510	1,477
Other assets	1,341	1,187

Total assets	$710,301	727,081

Closed Block liabilities:
Future policy benefits and claims	$652,072	678,951
Policyholders’ dividend accumulations	46,617	48,159
Other policyholder funds	28,600	21,929
Deferred federal income taxes	9,811	7,000
Other liabilities	2,382	2,975

Total liabilities	$739,482	759,014

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Closed Block revenues and expenses:
Traditional life insurance premiums	$31,620	34,252	38,350
Net investment income	42,370	41,495	42,906
Net realized gains (losses) on investments	140	1,672	(981)
Benefits and claims	(43,147)	(46,518)	(50,190)
Provision for policyholders’dividends on participating policies	(16,879)	(15,980)	(18,040)
Amortization of deferred policy acquisition costs	(3,565)	(3,662)	(3,972)
Other operating costs and expenses	(2,680)	(2,968)	(3,226)

Income before federal income taxes	$7,859	8,291	4,847

(o)	Recently Issued Accounting Pronouncements

In September 2011, the FASB issued new guidance on goodwill impairment testing Accounting Standards Update (“ASU”) ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will result in increased disclosures.

In April 2011, the FASB issued amended guidance regarding troubled debt restructuring ASU 2011-02, Receivables: A Creditor’s Determination of whether a Restructuring is a Troubled Debt Restructuring. In making the determination, a creditor must evaluate and conclude that the restructuring constitutes a concession and that the debtor is experiencing financial difficulties. The amended guidance provides clarifications as to whether a concession has been made and provides additional guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. This guidance became effective for the annual period beginning after June 15, 2011 and retrospective application to the beginning of the annual period of adoption is required. The Company adopted this guidance on July 1, 2011 with retroactive application to January 1, 2011 with no material impact to the consolidated financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In October 2010, the FASB amended its guidance under FASB ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

consolidated financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company intends to adopt this guidance in 2012. The Company is currently in the process of determining the impact of adoption and the adoption of this guidance is expected to have a material impact to DAC and Retained Earnings and result in fewer costs being deferred.

In July 2010, the FASB issued new guidance regarding disclosures about the credit quality of financing receivables and the allowance for credit losses (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses). This guidance requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how a company develops its allowance for credit losses and how it manages its credit exposure. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements. See note 12 for the required disclosures.

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB ASU 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s consolidated financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements. See note 5 for the required disclosures.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s consolidated financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s consolidated financial statements.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2011 statutory results are unaudited as of the date of this report.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

ONLIC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008 and the approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT replaced the letter of credit with a surplus note during 2011. As a result, MONT is no longer using the permitted practice at December 31, 2011.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $658, $153,557 and $36,260 for the years ended December 31, 2011, 2010 and 2009, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $902,516 and $860,701, as of December 31, 2011 and 2010, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income). The related before and after income tax amounts of other comprehensive income for the years ended December 31 were as follows:

	2011	2010	2009
Foreign currency translation adjustment	$1	(118)	28
Pension liability adjustment, net of tax	(7,200)	(1,791)	2,791
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	176,699	274,980	518,823
Deferred acquisition costs	(39,705)	(81,972)	(181,327)
Future policy benefits and claims	1,566	(2,061)	(418)
Related income tax expense	(48,552)	(66,969)	(117,949)

	82,809	122,069	221,948

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	25,439	25,906	(50,923)
Related income tax (expense) benefit	(8,904)	(9,067)	17,823

	16,535	16,839	(33,100)

Other comprehensive income	$66,274	105,230	255,048

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, separate account assets and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt and certain derivatives, including embedded derivatives associated with living benefit contracts.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011.

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	81,375	—	81,375
Obligations of states and political subdivisions	—	316,050	—	316,050
Debt securities issued by foreign governments	—	4,301	—	4,301
Corporate	—	3,955,587	17,861	3,973,448
Asset-backed	—	419,574	106,121	525,695
Mortgage-backed	—	1,013,855	100	1,013,955
Equity securities	—	38,356	—	38,356
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	324	—	324
Corporate	—	11,467	—	11,467
Asset-backed	—	1,384	—	1,384
Mortgage-backed	—	482	—	482
Other long-term investments:
Derivative assets:
Equity futures	2,846	—	—	2,846
Currency futures	80	—	—	80
Equity put options	—	10,520	—	10,520
Short-term investments	69,145	—	—	69,145
Short-term investments securities lending collateral	—	272,612	—	272,612
Other assets:
Cash	142,229	244,700	—	386,929
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	515,829	515,829
GLWB reinsurance contracts	—	—	66,927	66,927
Assets held in separate accounts	11,901,722	—	—	11,901,722

Total assets	$12,116,022	6,370,587	706,838	19,193,447

Liabilities
GMAB/GMWB embedded derivatives	$—	—	16,041	16,041
GLWB embedded derivatives	—	—	66,927	66,927
Derivative liabilities:
Equity futures	10,926	—	—	10,926
Currency futures	2,722	—	—	2,722

Total liabilities	$13,648	—	82,968	96,616

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	59,577	—	59,577
Obligations of states and political subdivisions	—	176,815	—	176,815
Debt securities issued by foreign governments	—	13,042	—	13,042
Corporate	—	3,708,495	32,192	3,740,687
Asset-backed	—	537,630	88,757	626,387
Mortgage-backed	—	1,123,956	88	1,124,044
Equity securities	—	35,227	—	35,227
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	315	—	315
Debt securities issued by foreign governments	—	135	—	135
Corporate	—	11,511	—	11,511
Asset-backed	—	663	—	663
Mortgage-backed	—	863	—	863
Equity securities	—	723	—	723
Other long-term investments:
Derivative assets
Equity futures	461	—	—	461
Currency futures	475	—	—	475
Equity put options	—	9,561	—	9,561
Short-term investments	41,747	189,943	—	231,690
Short-term investments securities lending collateral	—	372,190	—	372,190
Other assets:
Cash	127,241	72,750	—	199,991
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	195,360	195,360
GLWB embedded derivatives	—	—	8,826	8,826
Assets held in separate accounts	—	11,727,829	—	11,727,829

Total assets	$169,924	18,041,225	325,223	18,536,372

Liabilities
GLWB reinsurance contracts	$—	—	8,826	8,826
GMAB/GMWB embedded derivatives	—	—	5,510	5,510
Derivative liabilities:
Equity futures	1,921	—	—	1,921
Currency futures	451	—	—	451

Total liabilities	$2,372	—	14,336	16,708

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures and currency futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB and GLWB Reinsurance and GMAB, GMWB and GLWB Embedded Derivatives

The fair value of the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB and GLWB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments			Reinsurance recoverable		Other assets
	Corporate	Asset - backed	Mortgage - backed	GMIB reinsurance	GLWB [4] reinsurance	GLWB [3] embedded derivatives	Total assets
December 31, 2009	$21,285	67,877	89	135,051	—	—	224,302

Net investment gains/(losses)
In earnings (realized and unrealized) [1]	(6)	(9,289)	30	60,309	—	8,826	59,870
Unrealized in OCI [2]	2,675	16,568	88	—	—	—	19,331

Purchases, issuances, sales and settlements	(2,895)	15,474	(119)	—	—	—	12,460
Transfers into (out) of Level 3	11,133	(1,873)	—	—	—	—	9,260

December 31, 2010	32,192	88,757	88	195,360	—	8,826	325,223

Net investment gains/(losses)
In earnings (realized and unrealized)	(12)	393	—	320,469	66,927	(8,826)	378,951
Unrealized in OCI	(967)	(1,816)	12	—	—	—	(2,771)

Purchases	—	15,054	—	—	—	—	15,054
Issuances	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—
Settlements	(3,681)	(15,835)	—	—	—	—	(19,516)
Transfers into Level 3	—	25,534	—	—	—	—	25,534
Transfers out of Level 3	(9,671)	(5,966)	—	—	—	—	(15,637)

December 31, 2011	$17,861	106,121	100	515,829	66,927	—	706,838

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(6)	(9,520)	—	60,309	—	8,826	59,609

2011	$(12)	584	—	320,469	66,927	(8,826)	379,142

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Future policy, benefits and claims
	GLWB [4] reinsurance	GLWB [3] embedded derivatives	GMAB/ GMWB embedded drivatives	GMIB reinsurance	Total liabilities
December 31, 2009	$—	—	(6,640)	(32,479)	(39,119)

Net investment gains/(losses)
In earnings (realized and unrealized)	(8,826)	—	1,530	94,193	86,897
Unrealized in OCI	—	—	—	—	—
Purchases, issuances, sales and settlements	—	—	—	(61,714)	(61,714)
Transfers into (out) of Level 3	—	—	—	—	—

December 31, 2010	(8,826)	—	(5,110)	—	(13,936)
Net investment gains/(losses)
In earnings (realized and unrealized)	8,826	(66,927)	(10,931)	—	(69,032)
Unrealized in OCI	—	—	—	—	—
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

December 31, 2011	$—	(66,927)	(16,041)	—	(82,968)

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(8,826)	—	1,530	—	(7,296)

2011	$8,826	(66,927)	(10,931)	—	(69,032)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
[3]	The GLWB embedded derivative was an asset at December 31, 2010 and was a liability at December 31, 2011.
[4]	The GLWB reinsurance was a liability at December 31, 2010 and was an asset at December 31, 2011.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

During the year ended December 31, 2011, we transferred investments totaling $25,534 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $15,637 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing matrix with market observable inputs for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2011, with the exception of assets held in separate accounts previously classified as level 2.

During the year ended December 31, 2010, we transferred investments totaling $19,077 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $9,817 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2010.

Fair Value Measurement on a Nonrecurring Basis

In 2011, the Company impaired four fixed maturity held-to-maturity securities and measured the securities at fair value. As of December 31, 2010, the Company held two fixed maturity held-to-maturity securities that were previously impaired. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities, the valuation techniques were based on projected discounted cash flows, constant default rates, loss severity rates and voluntary constant prepayment rates. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The values were determined using third-party appraisals.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	2011
Assets	Level 1	Level 2	Level 3	Total	Total realized losses
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	18,409	18,409	(6,078)

Total assets	$—	—	18,409	18,409	(6,078)

	2010
Assets	Level 1	Level 2	Level 3	Total	Total realized losses
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	—

Total assets	$—	—	2,825	2,825	—

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets:
Fixed maturity held-to-maturity securities	$968,483	1,053,204	844,404	893,241
Mortgage loans on real estate	1,282,520	1,290,475	1,271,812	1,312,312
Policy loans	333,745	401,037	320,430	371,339

Liabilities
Investment contracts	$3,159,090	3,628,906	3,807,569	3,871,091
Policyholders’ dividend accumulations and other policyholder funds	107,958	107,958	98,890	98,890
Notes payable	359,164	398,972	105,430	125,156

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Notes Payable – The fair value of notes payable is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2011	2010	2009
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$327,251	341,457	349,408
Equity securities	1,517	1,370	1,284
Fixed maturity trading securities	595	615	381
Fixed maturity held-to-maturity securities	58,334	52,200	52,586
Mortgage loans on real estate	85,581	83,440	87,516
Real estate	475	475	476
Policy loans	18,712	19,486	17,200
Short-term investments	3,121	3,049	3,507
Other long-term investments	264	1,227	(748)

Total gross investment income	495,850	503,319	511,610
Interest expense	(19,711)	(8,384)	(8,384)
Other investment expenses	(9,605)	(12,085)	(10,827)

Net investment income	$466,534	482,850	492,399

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Realized gains (losses) on investments
	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$27,055	37,625	(38,020)
Equity securities	(540)	628	(789)
Fixed maturity held-to-maturity securities	(6,069)	1,119	(6,024)
Mortgage loans on real estate	(1,638)	(2,189)	(766)
Derivative instruments	(7,076)	(30,084)	(39,075)
Real estate	(21)	(30)	(121)
Short-term	(3)	—	—

Total realized gains (loses) on investments	11,708	7,069	(84,795)
Change in valuation allowances for mortgage loans on real estate	3,479	(408)	(298)

Net realized gains (losses) on investments	$15,187	6,661	(85,093)

Realized gained (losses) on investments, as shown in the table above, include write-downs for OTI of $12,820, $15,509 and $39,284 for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, fixed maturity securities with a carrying value of $252,692, which had a cumulative write-down of $57,728 due to OTI, remained in the Company’s investment portfolio.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2011
Fixed maturity securities:
Corporate	$13,794	1,949	11,845
Asset-backed	149	(41)	190
Mortgage-backed	2,944	2,159	785

Total other-than-temporary impairment losses	$16,887	4,067	12,820

2010
Fixed maturity securities:
Corporate	$—	(2,289)	2,289
Asset-backed	5,031	(4,866)	9,897
Mortgage-backed	17,321	13,998	3,323

Total other-than-temporary impairment losses	$22,352	6,843	15,509

2009
Fixed maturity securities:
Corporate	$30,752	826	29,926
Asset-backed	32,145	25,004	7,141
Mortgage-backed	23,373	21,156	2,217

Total other-than-temporary impairment losses	$86,270	46,986	39,284

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2011	2010	2009
Cumulative credit loss, beginning of year	$62,157	74,533	142,682
New credit losses	13,415	1,218	16,567
Change in credit losses on securities included in the beginning balance	(595)	14,291	11,974

Subtotal	74,977	90,042	171,223

Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	17,249	27,885	96,690

Cumulative credit loss, end of year	$57,728	62,157	74,533

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available-for-sale and trading securities were as of December 31:

	2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$67,554	13,821	—	81,375	—
Obligations of states and political subdivisions	298,052	18,145	(147)	316,050	—
Debt securities issued by foreign governments	3,997	304	—	4,301	—
Corporate	3,652,519	361,913	(40,984)	3,973,448	(396)
Asset-backed	528,673	14,060	(17,038)	525,695	(21,794)
Mortgage-backed	983,190	48,983	(18,218)	1,013,955	(37,803)

Total fixed maturity securities	$5,533,985	457,226	(76,387)	5,914,824	(59,993)

Equity securities	$35,800	3,269	(713)	38,356	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	23	—	324	—
Corporate	10,526	955	(14)	11,467	—
Asset-backed	1,379	7	(2)	1,384	—
Mortgage-backed	464	18	—	482	—

Total fixed maturity securities	$12,670	1,003	(16)	13,657	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,705	1,152	—	11,857	—
Obligations of states and political subdivisions	1,955	471	—	2,426	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	954,818	86,624	(3,526)	1,037,916	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$968,483	88,247	(3,526)	1,053,204	(90)

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$53,728	5,849	—	59,577	—
Obligations of states and political subdivisions	180,634	2,981	(6,800)	176,815	—
Debt securities issued by foreign governments	11,944	1,098	—	13,042	—
Corporate	3,537,350	246,183	(42,846)	3,740,687	—
Asset-backed	621,288	20,212	(15,113)	626,387	—
Mortgage-backed	1,114,187	48,927	(39,070)	1,124,044	(53,828)

Total fixed maturity securities	$5,519,131	325,250	(103,829)	5,740,552	(53,828)

Equity securities	$32,544	2,829	(146)	35,227	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate	10,664	856	(9)	11,511	—
Asset-backed	650	13	—	663	—
Mortgage-backed	837	26	—	863	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

Equity securities	$812	—	(89)	723	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$11,147	74	—	11,221	—
Obligations of states and political subdivisions	2,025	308	—	2,333	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	830,227	56,339	(7,884)	878,682	—
Asset-backed	5	—	—	5	—

Total held-to-maturity	$844,404	56,721	(7,884)	893,241	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2011	2010
Net unrealized gains, before adjustments and taxes	$383,395	224,104
Less:
Unrealized gains related to Closed Block	28,030	19,999
Adjustment to future policy benefits and claims	914	2,480
Adjustment to deferred policy acquisition costs	103,884	64,179
Deferred federal income tax provision	88,432	48,624

Net unrealized gains	$162,135	88,822

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$159,418	267,510	603,229
Equity securities	(127)	(1,066)	831

Change in net unrealized gains	$159,291	266,444	604,060

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2011.

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$323,039	332,053	506	515	23,838	24,185
Due after one year through five years	1,586,025	1,660,128	10,027	10,681	245,666	262,531
Due after five years through ten years	1,909,015	2,050,275	1,831	2,148	501,170	549,473
Due after ten years	1,715,906	1,872,368	306	313	197,809	217,015

Total	$5,533,985	5,914,824	12,670	13,657	968,483	1,053,204

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	2011
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$3,456	(44)	14,765	(103)	18,221	(147)
Corporate	382,288	(18,830)	224,697	(25,694)	606,985	(44,524)
Asset-backed	111,053	(2,787)	80,815	(14,253)	191,868	(17,040)
Mortgage-backed	111,224	(2,677)	165,470	(15,541)	276,694	(18,218)

Total fixed maturity securities	608,021	(24,338)	485,747	(55,591)	1,093,768	(79,929)
Equity securities	281	(649)	144	(64)	425	(713)

Total	$608,302	(24,987)	485,891	(55,655)	1,094,193	(80,642)

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$116,401	(5,588)	13,673	(1,212)	130,074	(6,800)
Corporate	641,865	(22,532)	258,746	(28,207)	900,611	(50,739)
Asset-backed	100,283	(2,361)	60,473	(12,752)	160,756	(15,113)
Mortgage-backed	59,918	(732)	263,714	(38,338)	323,632	(39,070)

Total fixed maturity securities	918,467	(31,213)	596,606	(80,509)	1,515,073	(111,722)
Equity securities	802	(131)	192	(15)	994	(146)

Total	$919,269	(31,344)	596,798	(80,524)	1,516,067	(111,868)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2011 and 2010 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

Unrealized Losses	2011
	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(44)	(103)	(147)
Corporate	(17,992)	(13,004)	(30,996)
Asset-backed	(2,756)	(5,414)	(8,170)
Mortgage-backed	(2,677)	(10,780)	(13,457)
Below 80%
Corporate	(838)	(12,690)	(13,528)
Asset-backed	(31)	(8,839)	(8,870)
Mortgage-backed	—	(4,761)	(4,761)

Total	$(24,338)	(55,591)	(79,929)

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Unrealized Losses	2010
	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(5,588)	(1,212)	(6,800)
Corporate	(22,088)	(23,033)	(45,121)
Asset-backed	(1,990)	(2,965)	(4,955)
Mortgage-backed	(732)	(23,289)	(24,021)
Below 80%
Corporate	(444)	(5,174)	(5,618)
Asset-backed	(371)	(9,787)	(10,158)
Mortgage-backed	—	(15,049)	(15,049)

Total	$(31,213)	(80,509)	(111,722)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment. Unrealized losses declined from December 31, 2010 to December 31, 2011 due to declining US Treasury yields and a general decline in bond spreads.

For Corporate Securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes fixed maturity securities available-for-sale activity:

	2011	2010	2009
Proceeds from the sale and maturity	$916,191	837,983	536,652

Gross realized gains on the sale and maturity	$34,674	50,640	14,192

Gross realized losses on the sale and maturity	$(1,438)	(635)	(19,997)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2011, 2010, or 2009.

Investments with a fair value of $13,990 and $14,040 as of December 31, 2011 and 2010, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $635 and $562 in 2011 and 2010, respectively, with no valuation allowance recorded in 2011 or 2010.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2011 and 2010, the Company received $272,612 and $372,190, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2011 and 2010. As of December 31, 2011 and 2010, the Company had loaned securities with a fair value of $254,738 and $346,487, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of other long-term investments were as follows as of December 31:

	2011	2010
Venture capital partnerships	$442	1,921
Derivative instruments	13,446	10,497
Receivable for securities	7,253	1,071

Total	$21,141	13,489

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re, which resulted in the amended reinsurance agreement not meeting the definition of a derivative. The Company also entered into a 100% coinsurance arrangement with Sycamore Re to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative for the GLWB riders issued from May 1, 2010 through December 31, 2010 (see note 2(f)).

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(f)).

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

	Asset derivatives
		December 31
Derivatives not designated as		2011	2010
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Currency futures	Other long-term investments	$80	475
Equity futures	Other long-term investments	2,846	461
Equity put options	Other long-term investments	10,520	9,561
GMIB reinsurance contracts	Reinsurance recoverable	515,829	195,360
GLWB reinsurance contracts	Reinsurance recoverable	66,927	—
GLWB embedded derivatives	Other assets	—	8,826

Total		$596,202	214,683

	Liability derivatives
		December 31
Derivatives not designated as		2011	2010
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
GLWB embedded derivatives	Future policy benefits and claims	$66,927	—
GLWB reinsurance contracts	Future policy benefits and claims	—	8,826
GMAB and GMWB embedded derivatives	Future policy benefits and claims	16,041	5,110
Currency futures	Other liabilities	2,722	451
Equity futures	Other liabilities	10,926	1,921

Total		$96,616	16,308

The GLWB embedded derivative was an asset at December 31, 2010 and was a liability at December 31, 2011. The GLWB reinsurance contract was a liability at December 31, 2010 and was an asset at December 31, 2011.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2011	2010	2009
Currency futures[1]	Net realized gains (losses): derivative instruments	$3,447	(776)	(945)
Equity futures[1]	Net realized gains (losses): derivative instruments	(11,308)	(27,886)	(31,849)
Equity put options	Net realized gains (losses): derivative instruments	785	(1,422)	(6,281)
GMIB reinsurance contracts	Benefits and claims	320,469	154,502	(169,743)
GMAB and GMWB embedded derivatives	Benefits and claims	(10,931)	1,530	8,694
GLWB reinsurance	Benefits and claims	75,753	(8,826)	0
GLWB embedded derivatives	Benefits and claims	(75,753)	8,826	0

Total		$302,462	125,948	(200,124)

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 17).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2011, a nonaffiliated reinsurer and Sycamore Re held assets in trust with a market value of $578,762 and $4,723, respectively, and a letter of credit of $315,865 and $123,913, respectively. As of December 31, 2010, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $355,801 and $4,701, respectively, in trust and a letter of credit of $107,713 and $69,000, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 76% and 80% of the total liability for future policy benefits as of December 31, 2011 and 2010, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.0%, 4.2% and 4.5% for the years ended December 31, 2011, 2010 and 2009, respectively.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

In December 2011, ONLIC issued a $4,500, 5% surplus note to SML, as payment for the purchase of the additional shares of NSLAC (refer to note 1). This note matures on December 15, 2031.

In April 2011, MONT issued a $250,000, 6.625% surplus note to ONFS. This note matures on May 1, 2031.

In April 2007, ONLIC issued a $6,000, 5.8% surplus note. This note matures on April 1, 2027.

In September 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

In May 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $19,711, $8,384 and $8,384 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2011, 2010 and 2009. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(10)	Goodwill and Intangible Assets

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2011	2010
Goodwill	$560	560
Unamortized intangible assets, insurance licenses	195	195

Total	$755	755

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC by SMON Holdings, Inc. (SMON) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

Based upon goodwill impairment testing for the years ended December 31, 2011, 2010 and 2009, no impairment was deemed necessary.

(11)	Income Tax

The provision for income taxes is as follows:

	2011	2010	2009
Current expense (benefit)	$31,706	(31,200)	58,368
Deferred expense (benefit)	102,425	98,369	(54,290)

Total income tax expense	$134,131	67,169	4,078

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31:

	2011	2010	2009
Pre-tax income times U.S. enacted tax rate	$151,004	72,991	17,703
Tax-preferred investment income	(16,337)	(11,003)	(12,746)
Change in valuation allowance	—	—	(1,201)
Other, net	(536)	5,181	322

Income taxes	$134,131	67,169	4,078

Effective tax rate	31.1%	32.2%	8.1%

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company and IRS Appeals reached an agreement and for this five year period with no additional taxes due. The IRS completed the review of the 2008 tax return year and raised an issue concerning a temporary item and an issue concerning the computation of the Dividends Received Deduction on Separate Account (SA DRD) assets held in connection with variable annuity and life contracts. During 2011, 2010 and 2009 tax return years, the Company recognized an income tax benefit of $9,520, $6,975 and $8,260, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. The Company is pursuing the administrative appeals process and expects to resolve all matters favorably. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded during 2009 through 2011

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2011	2010
Deferred tax assets:
Pension and benefit obligations	$13,707	12,205
Future policy benefits	722,727	663,781
Mortgage loans on real estate	1,552	3,240
Net operating loss carryforwards	5,640	3,475
Capital loss carryforward	17,280	27,285
Other	23,106	12,092

Total gross deferred tax assets	784,012	722,078
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	784,012	722,078

Deferred tax liabilities:
Deferred policy acquisition costs	262,344	291,305
Fixed maturity securities available-for-sale	127,146	73,752
Fixed assets	1,006	661
Reinsurance recoverable	780,835	612,287
Other	16,390	6,789

Total gross deferred tax liabilities	1,187,721	984,794

Net deferred tax liability	$(403,709)	(262,716)

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2011, the Company has life subgroup capital loss carryforwards of $48,061 expiring in 2014. All loss carryforwards are expected to be fully utilized before expiring.

NSLAC as of December 31, 2011, has a net operating losses of $16,114. There are net operating losses of $3,432 incurred in periods ending through March 31, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2016 through 2021. There are net operating losses of $12,682 incurred in periods beginning April 1, 2007 through December 31, 2011. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income. These losses expire in 2022 through 2026. There are capital losses of $706 available as of December 31, 2011, to be carried forward and will expire in 2014. The Company believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2011, 2010 and 2009 was $0, $0, and $(1,201), respectively.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $7,268 and $6,951 as of December 31, 2011 and 2010, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2011	2010
Commercial mortgage loans	$1,286,328	1,279,099
Valuation allowance	3,808	7,287

Net carrying value	$1,282,520	1,271,812

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 12% as of December 31, 2011 and 2010.

At December 31, 2011, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.2 million and $136.9 million, respectively. At December 31, 2010, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $145.0 million and $143.4 million, respectively.

We perform an annual performance review of our commercial mortgage loan portfolio and assign a rating based on the property’s loan-to-value (LTV), age, mortgage debt service coverage (DSC) and occupancy. This analysis helps identify loans that may experience difficulty and highlights loans that are not performing well. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2011, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	2011
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$114,974	44,083	79,889	192,896	83,136	5,103	520,081
50% - 60%	59,023	23,096	103,311	193,963	64,678	6,823	450,894
60% - 70%	14,496	30,576	71,371	114,666	56,856	3,282	291,247
70% - 80%	4,720	1,823	1,108	3,303	9,344	—	20,298
80% and greater	—	—	—	—	—	—	—

Total	$193,213	99,578	255,679	504,828	214,014	15,208	1,282,520

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$99,037	41,335	74,243	178,727	51,192	5,821	450,355
50% - 60%	35,610	40,178	87,954	210,188	52,566	—	426,496
60% - 70%	28,292	48,382	84,946	120,800	76,242	4,022	362,684
70% - 80%	6,686	—	9,994	5,590	8,982	1,025	32,277
80% and greater	—	—	—	—	—	—	—

Total	$169,625	129,895	257,137	515,305	188,982	10,868	1,271,812

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The loan-to-value ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the loan-to-value is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the loan-to-value be less than 100%. Our corporate policy directs that our loan-to-value on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment as of December 31, 2011. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

A rollforward of our valuation allowance is as follows:

2011
Beginning balance	$7,287
Provision	(3,479)
Charge-offs	—
Recoveries	—
Effect of exchange rates	—

Ending balance	$3,808

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment) as of December 31:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing
2011	$—	—	—	—	1,282,520	1,282,520	—

2010	$—	—	—	—	1,271,812	1,271,812	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2011 and 2010. Mortgage loan write downs were $1,638, $2,189 and $766, during 2011, 2010 and 2009, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

The Company did not have any significant trouble debt restructurings of mortgage loans during 2011 or 2010.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

At December 31, 2011 and 2010 ONLIC had no recorded investment in and unpaid principal balance of impaired commercial loans.

The Company sold certain mortgage loans to ONFS with a book value of $7,451 and $21,409 in 2011 and 2010, respectively.

The Company has a mortgage loan receivable from ONFS of $23,037 and $23,795 as of December 31, 2011 and 2010, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2011 and 2010.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2011 and 2010.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. This plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in this plan.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The measurement dates were December 31, 2011 and 2010.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2011 and 2010.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2011	2010	2011	2010
Change in benefit obligation:
Projected benefit obligation at beginning of year	$58,063	53,165	5,086	4,383
Service cost	1,714	1,637	50	47
Interest cost	3,649	3,514	292	265
Actuarial loss (gain)	8,124	4,255	(94)	653
Benefits paid*	(4,937)	(4,508)	(269)	(262)

Projected benefit obligation at end of year	$66,613	58,063	5,065	5,086

Accumulated benefit obligation	$54,628	46,248

Change in plan assets:
Fair value of plan assets at beginning of year	$44,258	39,067	—	—
Employer contribution	12,460	4,611	—	—
Actual return on plan assets	(615)	4,816	—	—
Benefits and expenses paid	(4,792)	(4,236)	—	—

Fair value of plan assets at end of year	$51,311	44,258	—	—

Funded status	$(15,302)	(13,805)	(5,065)	(5,086)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(15,302)	(13,805)	(5,065)	(5,086)

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in other comprehensive income:
Net actuarial loss	$10,306	753	225	1,332
Prior service cost	—	124	547	546

Total	$10,306	877	772	1,878

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$31,400	21,094	(2,223)	(2,448)
Prior service credit	—	—	(1,089)	(1,636)

Total	$31,400	21,094	(3,312)	(4,084)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $2,291 and $0, respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $(345) and $(546) respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Pension benefits
	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$1,714	1,637	1,529
Interest cost	3,649	3,514	3,310
Expected return on plan assets	(2,954)	(2,923)	(1,750)
Amortization of prior service cost	—	(124)	(124)
Amortization of net loss	1,387	1,607	1,965

Net periodic benefit cost	$3,796	3,711	4,930

	Other benefits
	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$50	47	49
Interest cost	292	265	378
Amortization of prior service cost	(547)	(546)	(349)
Amortization of net gain	(320)	(678)	(746)

Net periodic benefit cost	$(525)	(912)	(668)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2011	2010
Projected benefit obligation	$8,267	6,843
Accumulated benefit obligation	7,725	5,987
Fair value of plan assets	—	—

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2011	2010	2011	2010
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.30%	6.55%	5.80%	6.15%
Expected long-term return on plan assets	6.75%	7.25%	—	—
Rate of compensation increase	3.85%	3.55%	—	—
Healthcare cost trend rate assumed for next year	—	—	3.05%	0.45%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.80%	0.45%
Year that the rate reaches the ultimate trend rate	—	—	2012	2010
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.10%	6.30%	4.85%	5.80%
Rate of compensation increase	3.20%	3.85%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2011 service cost and interest cost	$42	(35)
Effect on 2011 other post-retirement benefit obligation	591	(492)

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

2011	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$197	—	—	197
Equity securities	51,114	—	—	51,114

Total assets	$51,311	—	—	51,311

2010
Fixed maturity securities:
Corporate securities	$—	559	—	559
Equity securities	—	43,699	—	43,699

Total assets	$—	44,258	—	44,258

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in note 5.

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2011 and 2010.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2011	2010
Equity securities	56%	63%
Debt securities	44	37

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

A contribution of $12,460 was made to the qualified pension plan in 2011 for the 2011 plan year. No contribution to the qualified pension plan is expected in 2012 for the 2012 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2012	$10,729	225
2013	4,469	236
2014	2,874	248
2015	4,808	248
2016	4,437	248
2017-2021	27,124	1,320

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2011, 2010 and 2009 were $4,365, $6,237 and $4,605, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,496, $1,409 and $1,348 in 2011, 2010 and 2009, respectively.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2011, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (“RBC”) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $90,000 may be paid by ONLIC to ONFS in 2012 without prior approval. Dividends of $108,000, $48,000 and $35,000 were declared by ONLIC to ONFS in 2011, 2010 and 2009, respectively, and dividends paid were $68,000, $48,000 and $35,000 in 2011, 2010 and 2009, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $34,590 may be paid by ONLAC to ONLIC in 2012 without prior approval. ONLAC paid dividends to ONLIC of $24,640, $20,160 and $20,480 in 2011, 2010 and 2009, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2012 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2011, 2010 and 2009.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2011, 2010 and 2009.

(15)	Bank Line of Credit

ONLIC had revolving credit facilities of $160,000 and $120,000 as of December 31, 2011 and 2010, respectively, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2011 or 2010.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Total interest and fees paid on these lines of credit were $614, $354 and $210 in 2011, 2010 and 2009, respectively. There was no borrowing outstanding on these facilities as of December 31, 2011 or 2010.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,742, $4,345 and $4,446 during 2011, 2010 and 2009, respectively. The lease on the Home Office constitutes 97% of the $12,234 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2011 are:

	Operating	Capital
2012	$2,797	663
2013	2,643	124
2014	2,548	—
2015	2,548	—
2016	1,698	—

Total minimum lease payments	$12,234	787

Less interest on capital leases		(35)

Liability for capitalized leases		$752

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

The Company has evaluated subsequent events through April 4, 2012 the date that the consolidated financial statements were available to be issued.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 34%, 22% and 20% of gross earned life and accident and health premiums during 2011, 2010 and 2009, respectively.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $588,630 and $678,782 as of December 31, 2011 and 2010, respectively.

The Company reinsures variable annuity-related risks to Sycamore Re (SYRE). The reinsurance agreements cover living benefits and death benefits sold only with or as a part of such living benefit riders.

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE, an affiliated reinsurance company which is 100% owned by ONFS, to reinsure GMIB and ARDBR riders associated with variable annuity products written after April 1, 2008. During 2009, the treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For contracts issued after March 31, 2009, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the prior treaty and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all riders listed above up to $5 million per annuitant. As a result of this treaty addendum at July 31, 2010, the Company paid a premium in the amount of $29,160 to SYRE for this treaty addendum. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $89,801 which is included on the consolidated balance sheets under Reinsurance recoverable.

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 which is included on the consolidated balance sheets under Reinsurance recoverable.

73	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 which is included on the consolidated balance sheets under Reinsurance recoverable.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(f)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within Derivative Instruments in the Statement of Income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2011		2010	2009
Consolidated Statements of Income:	$
Annuity premiums and charges:
Reinsurance premiums		67,986	49,566	23,761
Net realized gains (losses):
Derivative instruments:
FWH under reinsurance		1,795	—	—
Benefits and claims:
Benefits incurred		716	102	134
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves		85,994	5,401
Cost of reinsurance, 2010 activity		73,721	85,129
Cost of reinsurance, 2011 activity		51,125	—
Policy and contract claims		255	18
Other liabilities:
FWH under reinsurance:
Margin account		34,227	—
Unrealized losses derivative instruments		(1,795)	—
Premiums payable		6,371	4,757

75

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$67,554	81,375	81,375
Obligations of states and political subdivisions	298,052	316,050	316,050
Debt securities issued by foreign governments	3,997	4,301	4,301
Corporate securities	3,652,519	3,973,448	3,973,448
Asset-backed securities	528,673	525,695	525,695
Mortgage-backed securities	983,190	1,013,955	1,013,955

Total fixed maturity available-for-sale securities	5,533,985	5,914,824	5,914,824

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,504	38,108	38,108
Nonredeemable preferred stocks:	296	248	248

Total equity securities available-for-sale	35,800	38,356	38,356

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	10,705	11,857	10,705
Obligations of states and political subdivisions	1,955	2,426	1,955
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	954,818	1,037,916	954,818
Asset-backed securities	5	5	5

Total fixed maturity held-to-maturity securities	968,483	1,053,204	968,483

Trading securities:
Bonds:
Obligations of states and political subdivisions	301	324	324
Corporate securities	10,526	11,467	11,467
Asset-backed securities	1,379	1,384	1,384
Mortgage-backed securities	464	482	482

Total fixed maturity trading securities:	12,670	13,657	13,657

Mortgage loans on real estate, net	1,286,328		1,282,520	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,225	[2]

Total real estate, net	4,157		3,522

Policy loans	333,745		333,745
Other long-term investments	30,485		21,141	[3]
Short-term investments securities landing collateral	272,612		272,612
Short-term investments	69,145		69,145

Total investments	$8,547,410		8,918,005

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2011:
Individual life insurance	$636,767	4,056,126			203,103
Pension and Annuities	387,944	3,126,132			13,931
Other Insurance	29,341	1,795,052			17,286
Corporate	—	—			—

Total	$1,054,052	8,977,310			234,320

2010:
Individual life insurance	$637,334	3,792,261			259,029
Pension and Annuities	447,466	3,775,312			26,866
Other Insurance	27,637	1,456,527			18,167
Corporate	—	—			—

Total	$1,112,437	9,024,100			304,062

2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,302,113			17,658
Other Insurance	28,387	1,453,815			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2011:
Individual life insurance	$247,278	394,851	76,497	23,042
Pension and Annuities	211,840	178,013	102,329	124,407
Other Insurance	12,046	12,220	(631)	6,289
Corporate	(4,630)	(278,294)	12,841	13,715

Total	$466,534	306,790	191,036	167,453

2010:
Individual life insurance	$235,876	395,496	80,399	53,294
Pension and Annuities	244,801	129,227	174,329	107,932
Other Insurance	12,497	18,791	2,520	2,447
Corporate	(10,324)	(15,869)	(40,499)	21,646

Total	$482,850	527,645	216,749	185,319

2009:
Individual life insurance	$219,583	380,037	51,031	47,579
Pension and Annuities	254,100	237,756	64,619	88,552
Other Insurance	13,260	17,076	2,799	1,403
Corporate	5,456	110,193	(87,618)	17,834

Total	$492,399	745,062	30,831	155,368

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

77

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2011:
Life insurance in force	$137,520,711	85,783,951	125,407	51,862,167	0.2%
Premiums:
Life insurance	430,981	229,745	1,867	203,103	0.9%
Pension and Annuities	13,931	—	—	13,931	—%
Accident and health insurance	33,767	21,797	5,316	17,286	30.8%

Total	$478,679	251,542	7,183	234,320	3.1%

2010:
Life insurance in force	$129,774,588	68,783,261	137,450	61,128,777	0.2%
Premiums:
Life insurance	384,992	127,959	1,996	259,029	0.8%
Pension and Annuities	26,866	—	—	26,866	—%
Accident and health insurance	34,959	22,486	5,694	18,167	31.3%

Total	$446,817	150,445	7,690	304,062	2.5%

2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—%
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2011:
Valuation allowances – mortgage loans on real estate	$7,287	(3,479)	—	—	3,808
2010:
Valuation allowances – mortgage loans on real estate	$6,879	408	—	—	7,287
2009:
Valuation allowances – mortgage loans on real estate	$6,581	298	—	—	6,879

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 11, 2012.

Statements of Assets and Contract Owners’ Equity, December 31, 2011.

Statements of Operations for the Period Ended December 31, 2011.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2011 and 2010.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 4, 2012.

Consolidated Balance Sheets, December 31, 2011 and 2010.

Consolidated Statements of Income for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2011, 2010 and 2009.

Notes to Consolidated Financial Statements, December 31, 2011, 2010, and 2009.

Financial Statement Schedules, December 31, 2011, 2010 and 2009.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Form of Deferred Variable Annuity Contract, Form 09-VA-1, was filed as Exhibit 99(4)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164075) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(f) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(i) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(o) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

4(p) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(q) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(s) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(v) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(y) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164075) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) N/A

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective July 1, 2010 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 35 on April 29, 2011 (File No. 333-86603) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Director, Executive Vice President and Chief Marketing Officer — Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Individual Annuity Operations and Distributor Compensation

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Executive Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources & Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Senior Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Capital Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Underwriting

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Senior Vice President, Information Systems

Michael C. Vogel*	Vice President, Information Systems

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Peter Whipple*	Vice President, Life Product Managment

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 5, 2012, this series of Registrant’s contracts were owned by 2,120 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio

National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	President and Director
Thomas A. Barefield	Senior Vice President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$89,832,750	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of April, 2012.

Ohio National Variable Account A
(Registrant)
By:	The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of April, 2012.

The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	April 27, 2012

/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 27, 2012

/s/ Howard C. Becker Howard C. Becker	Director	April 27, 2012

*/s/ Jack E. Brown Jack E. Brown	Director	April 27, 2012

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 27, 2012

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 27, 2012

/s/ Christopher A. Carlson Christopher A. Carlson	Director	April 27, 2012

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 27, 2012

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 27, 2012

*/s/ John W. Hayden John W. Hayden	Director	April 27, 2012

*/s/ James F. Orr James F. Orr	Director	April 27, 2012

*John R. Phillips John R. Phillips	Director	April 27, 2012

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 27, 2012

*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 27, 2012

*By:	Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

99(9)	Opinion of Counsel

99(10)	Consent of KPMG LLP

99(24)	Powers of Attorney